UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2015

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Aerospace – 3.7%
Northrop Grumman Corp.	30,694	$5,093,671
Textron, Inc.	115,860	4,360,970
United Technologies Corp.	69,377	6,173,859

		$15,628,500

Airlines – 0.8%
United Continental Holdings, Inc. (a)	65,556	$3,477,746

Apparel Manufacturers – 0.3%
NIKE, Inc., “B”	10,550	$1,297,334

Automotive – 2.4%
Goodyear Tire & Rubber Co.	159,320	$4,672,856
Johnson Controls, Inc.	131,704	5,447,277

		$10,120,133

Biotechnology – 3.1%
Celgene Corp. (a)	54,130	$5,855,242
Gilead Sciences, Inc.	77,000	7,560,630

		$13,415,872

Broadcasting – 0.6%
Time Warner, Inc.	39,500	$2,715,625

Business Services – 3.1%
Accenture PLC, “A”	27,647	$2,716,594
Cognizant Technology Solutions Corp., “A” (a)	78,157	4,893,410
FleetCor Technologies, Inc. (a)	40,477	5,570,445

		$13,180,449

Cable TV – 2.4%
Charter Communications, Inc., “A” (a)	22,880	$4,023,448
Comcast Corp., “A”	107,434	6,110,846

		$10,134,294

Chemicals – 2.2%
LyondellBasell Industries N.V., “A”	73,779	$6,150,217
Monsanto Co.	38,206	3,260,500

		$9,410,717

Computer Software – 2.3%
Intuit, Inc.	62,386	$5,536,758
Microsoft Corp.	99,652	4,410,598

		$9,947,356

Computer Software – Systems – 4.5%
Apple, Inc.	109,274	$12,052,922
EMC Corp.	183,320	4,429,011
EPAM Systems, Inc. (a)	35,550	2,649,186

		$19,131,119

Construction – 0.8%
Sherwin-Williams Co.	16,081	$3,582,525

Consumer Products – 1.2%
Procter & Gamble Co.	71,792	$5,164,716

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 0.7%
General Electric Co.	119,138	$3,004,660

Electronics – 1.8%
Avago Technologies Ltd.	18,392	$2,299,184
Broadcom Corp., “A”	108,056	5,557,320

		$7,856,504

Energy – Independent – 3.2%
EOG Resources, Inc.	71,259	$5,187,655
Marathon Petroleum Corp.	150,498	6,972,572
Valero Energy Corp.	23,090	1,387,709

		$13,547,936

Energy – Integrated – 2.5%
Chevron Corp.	40,790	$3,217,515
Exxon Mobil Corp.	99,843	7,423,327

		$10,640,842

Food & Beverages – 4.7%
Archer Daniels Midland Co.	91,491	$3,792,302
Coca-Cola Co.	96,308	3,863,877
General Mills, Inc.	85,047	4,773,688
Mondelez International, Inc.	110,981	4,646,774
Tyson Foods, Inc., “A”	67,000	2,887,700

		$19,964,341

Food & Drug Stores – 2.0%
CVS Health Corp.	88,312	$8,520,342

Gaming & Lodging – 1.3%
Royal Caribbean Cruises Ltd.	62,236	$5,544,605

General Merchandise – 1.6%
Kohl’s Corp.	95,577	$4,426,171
Target Corp.	30,289	2,382,533

		$6,808,704

Health Maintenance Organizations – 1.0%
Anthem, Inc.	12,782	$1,789,480
Centene Corp. (a)	26,131	1,417,084
Health Net, Inc. (a)	20,120	1,211,626

		$4,418,190

Insurance – 4.6%
Berkshire Hathaway, Inc., “B” (a)	10,414	$1,357,986
Everest Re Group Ltd.	7,410	1,284,449
MetLife, Inc.	140,246	6,612,599
Prudential Financial, Inc.	79,917	6,090,475
Validus Holdings Ltd.	96,549	4,351,463

		$19,696,972

Internet – 4.6%
Facebook, Inc., “A” (a)	38,872	$3,494,593
Google, Inc., “A” (a)	15,214	9,712,161
Google, Inc., “C” (a)	5,096	3,100,508
LinkedIn Corp., “A” (a)	17,481	3,323,663

		$19,630,925

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	99,764	$6,759,011

Machinery & Tools – 1.0%
Illinois Tool Works, Inc.	25,379	$2,088,945
Joy Global, Inc.	29,531	440,898
Roper Technologies, Inc.	11,031	1,728,558

		$4,258,401

Major Banks – 6.2%
Goldman Sachs Group, Inc.	37,310	$6,482,986
JPMorgan Chase & Co.	190,914	11,640,027
Wells Fargo & Co.	159,835	8,207,527

		$26,330,540

Medical & Health Technology & Services – 1.0%
Community Health Systems, Inc. (a)	100,500	$4,298,385

Medical Equipment – 2.7%
Abbott Laboratories	106,383	$4,278,724
Medtronic PLC	110,731	7,412,333

		$11,691,057

Network & Telecom – 2.1%
Cisco Systems, Inc.	338,008	$8,872,710

Oil Services – 0.8%
Schlumberger Ltd.	49,230	$3,395,393

Other Banks & Diversified Financials – 3.8%
American Express Co.	44,960	$3,332,885
Citigroup, Inc.	146,486	7,267,170
Discover Financial Services	107,158	5,571,144

		$16,171,199

Pharmaceuticals – 6.9%
Bristol-Myers Squibb Co.	130,211	$7,708,491
Johnson & Johnson	69,221	6,461,780
Merck & Co., Inc.	169,759	8,384,397
Pfizer, Inc.	227,465	7,144,676

		$29,699,344

Railroad & Shipping – 1.3%
Union Pacific Corp.	64,733	$5,723,045

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 1.3%
AvalonBay Communities, Inc., REIT	10,490	$1,833,862
Public Storage, Inc., REIT	18,485	3,911,981

		$5,745,843

Restaurants – 1.3%
Brinker International, Inc.	48,710	$2,565,556
YUM! Brands, Inc.	37,688	3,013,156

		$5,578,712

Specialty Stores – 5.8%
Amazon.com, Inc. (a)	14,570	$7,458,237
American Eagle Outfitters, Inc.	322,910	5,047,083
AutoZone, Inc. (a)	10,944	7,921,596
Best Buy Co., Inc.	115,874	4,301,243

		$24,728,159

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	34,573	$3,041,733

Telephone Services – 1.8%
AT&T, Inc.	22,360	$728,489
Verizon Communications, Inc.	156,787	6,821,802

		$7,550,291

Tobacco – 1.7%
Philip Morris International, Inc.	93,031	$7,380,149

Utilities – Electric Power – 2.8%
AES Corp.	304,794	$2,983,933
American Electric Power Co., Inc.	90,807	5,163,286
Edison International	58,673	3,700,506

		$11,847,725

Total Common Stocks		$419,912,104

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	7,167,062	$7,167,062

Total Investments		$427,079,166

OTHER ASSETS, LESS LIABILITIES – 0.1%		382,389

Net Assets – 100.0%		$427,461,555

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$419,912,104	$—	$—	$419,912,104
Mutual Funds	7,167,062	—	—	7,167,062
Total Investments	$427,079,166	$—	$—	$427,079,166

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$387,465,196
Gross unrealized appreciation	61,544,445
Gross unrealized depreciation	(21,930,475)
Net unrealized appreciation (depreciation)	$39,613,970

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,434,210	37,669,266	(32,936,414)	7,167,062

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,054	$7,167,062

4

QUARTERLY REPORT

September 30, 2015

MFS® CORPORATE BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.8%
Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$190,000	$183,825

Asset-Backed & Securitized – 0.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	$258,089	$161,573
Commercial Mortgage Acceptance Corp., FRN, 2.262%, 9/15/30 (i)	154,643	2,673
Falcon Franchise Loan LLC, FRN, 30.805%, 1/05/25 (i)(z)	59,759	14,435
Greenwich Capital Commercial Funding Corp., FRN, 6.014%, 7/10/38	350,000	358,390
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	1,195,039	1,239,540
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.737%, 7/15/42 (n)	765,072	226,630
KKR Financial CLO Ltd., “C”, FRN, 1.77%, 5/15/21 (n)	505,395	501,852
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.195%, 2/18/30 (i)	163,620	2,115
Morgan Stanley Capital I, Inc., FRN, 1.126%, 11/15/30 (i)(n)	915,935	16,584

		$2,523,792

Automotive – 3.4%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$1,672,000	$1,698,648
General Motors Co., 6.25%, 10/02/43	1,257,000	1,337,040
General Motors Financial Co., Inc., 2.75%, 5/15/16	170,000	171,042
General Motors Financial Co., Inc., 3.45%, 4/10/22	1,222,000	1,175,425
Hyundai Capital America, 2.6%, 3/19/20 (n)	600,000	598,088
Lear Corp., 4.75%, 1/15/23	787,000	771,260
Lear Corp., 5.375%, 3/15/24	690,000	690,000
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	908,000	918,327
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)	1,895,000	1,893,008

		$9,252,838

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/20	$2,172,000	$2,480,311

Broadcasting – 1.5%
21st Century Fox America, Inc., 8.5%, 2/23/25	$770,000	$1,007,563
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)	200,000	196,088
Omnicom Group, Inc., 3.625%, 5/01/22	1,283,000	1,298,177
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	578,000	578,081
SES S.A., 3.6%, 4/04/23 (n)	346,000	349,136
Time Warner, Inc., 5.35%, 12/15/43	685,000	720,680

		$4,149,725

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.5%
CME Group, Inc., 3%, 3/15/25	$891,000	$874,468
Franklin Resources, Inc., 1.375%, 9/15/17	374,000	374,568

		$1,249,036

Building – 1.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$850,000	$853,522
Masco Corp., 4.45%, 4/01/25	560,000	567,000
Mohawk Industries, Inc., 6.125%, 1/15/16	1,625,000	1,646,674
Mohawk Industries, Inc., 3.85%, 2/01/23	999,000	1,013,381
Owens Corning, Inc., 4.2%, 12/15/22	460,000	466,039

		$4,546,616

Business Services – 1.1%
Equinix, Inc., 5.75%, 1/01/25	$285,000	$282,863
Fidelity National Information Services, Inc., 2%, 4/15/18	135,000	134,283
Fidelity National Information Services, Inc., 5%, 3/15/22	1,270,000	1,327,230
Fidelity National Information Services, Inc., 3.5%, 4/15/23	416,000	395,225
MSCI, Inc., 5.75%, 8/15/25 (n)	780,000	785,850

		$2,925,451

Cable TV – 3.9%
CCO Holdings LLC, 5.25%, 9/30/22	$1,395,000	$1,307,813
CCO Safari II LLC, 6.384%, 10/23/35 (n)	886,000	896,408
Comcast Corp., 4.65%, 7/15/42	628,000	645,712
Comcast Corp., 4.75%, 3/01/44	1,220,000	1,272,958
Cox Communications, Inc., 6.25%, 6/01/18 (n)	261,000	285,860
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	578,000	581,065
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	25,000	25,438
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	1,375,000	1,375,859
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	170,000	162,350
Time Warner Cable, Inc., 8.25%, 4/01/19	850,000	990,481
Time Warner Cable, Inc., 5%, 2/01/20	354,000	379,822
Time Warner Cable, Inc., 4.5%, 9/15/42	955,000	755,045
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	266,000	308,527
Videotron Ltd., 5%, 7/15/22	1,555,000	1,531,675

		$10,519,013

Chemicals – 1.9%
CF Industries, Inc., 5.15%, 3/15/34	$753,000	$725,384
CF Industries, Inc., 3.45%, 6/01/23	62,000	59,011
CF Industries, Inc., 4.95%, 6/01/43	356,000	326,928
LYB International Finance B.V., 4.875%, 3/15/44	676,000	640,457
LyondellBasell Industries N.V., 5%, 4/15/19	939,000	1,012,432
LyondellBasell Industries N.V., 6%, 11/15/21	1,256,000	1,419,397

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Monsanto Co., 4.7%, 7/15/64	$1,025,000	$882,097

		$5,065,706

Computer Software – 0.6%
Oracle Corp., 3.4%, 7/08/24	$1,107,000	$1,123,257
VeriSign, Inc., 4.625%, 5/01/23	425,000	413,313

		$1,536,570

Computer Software – Systems – 0.8%
Apple, Inc., 2.7%, 5/13/22	$1,313,000	$1,320,514
Apple, Inc., 4.375%, 5/13/45	383,000	379,177
Seagate HDD Cayman, 3.75%, 11/15/18	442,000	452,182

		$2,151,873

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$1,171,000	$1,172,609

Consumer Products – 0.9%
Hasbro, Inc., 5.1%, 5/15/44	$1,138,000	$1,122,063
Mattel, Inc., 1.7%, 3/15/18	393,000	391,244
Mattel, Inc., 5.45%, 11/01/41	460,000	454,727
Newell Rubbermaid, Inc., 2.05%, 12/01/17	589,000	589,927

		$2,557,961

Consumer Services – 1.8%
ADT Corp., 4.125%, 6/15/23	$1,915,000	$1,723,500
Priceline Group, Inc., 3.65%, 3/15/25	769,000	764,348
Service Corp. International, 5.375%, 1/15/22	170,000	175,100
Service Corp. International, 5.375%, 5/15/24	2,004,000	2,086,665

		$4,749,613

Containers – 2.2%
Ball Corp., 5%, 3/15/22	$1,206,000	$1,209,015
Ball Corp., 4%, 11/15/23	691,000	646,085
Ball Corp., 5.25%, 7/01/25	1,030,000	1,015,189
Crown American LLC, 4.5%, 1/15/23	1,853,000	1,815,940
Sealed Air Corp., 5.5%, 9/15/25 (n)	1,150,000	1,167,250

		$5,853,479

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,358,000	$1,543,032

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/22	$478,000	$472,370
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	642,000	625,625

		$1,097,995

Electronics – 1.5%
Flextronics International Ltd., 4.625%, 2/15/20	$2,018,000	$2,078,540
Jabil Circuit, Inc., 4.7%, 9/15/22	399,000	388,028
NXP B.V./NXP Funding LLC, 4.125%, 6/15/20 (n)	695,000	696,738

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – continued
Tyco Electronics Group S.A., 6.55%, 10/01/17	$360,000	$394,490
Tyco Electronics Group S.A., 2.375%, 12/17/18	229,000	231,365
Tyco Electronics Group S.A., 3.5%, 2/03/22	252,000	258,398

		$4,047,559

Emerging Market Quasi-Sovereign – 0.9%
Comision Federal de Electricidad, 5.75%, 2/14/42	$465,000	$420,825
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	285,000	257,925
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	956,000	926,125
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	945,000	871,196

		$2,476,071

Energy – Independent – 1.5%
Canadian Natural Resources Ltd., 3.8%, 4/15/24	$48,000	$44,389
Cimarex Energy Co., 4.375%, 6/01/24	1,467,000	1,428,309
Concho Resources, Inc., 5.5%, 4/01/23	1,203,000	1,145,858
EQT Corp., 4.875%, 11/15/21	253,000	257,604
Pioneer Natural Resources Co., 7.5%, 1/15/20	930,000	1,069,361

		$3,945,521

Entertainment – 0.2%
Carnival Corp., 1.875%, 12/15/17	$435,000	$437,009

Financial Institutions – 3.0%
CIT Group, Inc., 4.25%, 8/15/17	$353,000	$357,413
CIT Group, Inc., 5.25%, 3/15/18	365,000	375,038
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,900,000	2,009,250
General Electric Capital Corp., 1.6%, 11/20/17	883,000	894,544
General Electric Capital Corp., 5.5%, 1/08/20	1,470,000	1,682,246
International Lease Finance Corp., 7.125%, 9/01/18 (n)	570,000	626,943
International Lease Finance Corp., 5.875%, 8/15/22	1,000,000	1,065,000
SLM Corp., 6%, 1/25/17	1,147,000	1,152,735

		$8,163,169

Food & Beverages – 5.0%
Constellation Brands, Inc., 7.25%, 9/01/16	$1,119,000	$1,163,760
Constellation Brands, Inc., 4.25%, 5/01/23	965,000	961,381
J.M. Smucker Co., 2.5%, 3/15/20 (n)	303,000	303,923
J.M. Smucker Co., 3.5%, 10/15/21	880,000	908,024
J.M. Smucker Co., 4.375%, 3/15/45 (n)	324,000	311,314
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)	560,000	515,200
Kraft Foods Group, Inc., 6.5%, 2/09/40	1,959,000	2,348,490
Kraft Heinz Co., 5%, 7/15/35 (n)	415,000	433,504
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	831,000	934,784
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	1,341,000	1,375,090

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Smithfield Foods, Inc., 6.625%, 8/15/22	$348,000	$366,705
Tyson Foods, Inc., 6.6%, 4/01/16	2,229,000	2,290,177
Tyson Foods, Inc., 4.5%, 6/15/22	598,000	633,744
Tyson Foods, Inc., 5.15%, 8/15/44	368,000	386,060
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	505,000	518,778

		$13,450,934

Food & Drug Stores – 1.9%
CVS Health Corp., 4.875%, 7/20/35	$831,000	$871,944
CVS Health Corp., 5.75%, 6/01/17	200,000	214,650
CVS Health Corp., 2.75%, 12/01/22	500,000	491,784
CVS Health Corp., 5.75%, 5/15/41	1,465,000	1,692,113
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	1,433,000	1,452,340
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	446,000	422,793

		$5,145,624

Forest & Paper Products – 1.6%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$806,000	$903,170
International Paper Co., 6%, 11/15/41	860,000	925,887
International Paper Co., 4.8%, 6/15/44	994,000	920,488
Packaging Corp. of America, 3.9%, 6/15/22	712,000	727,809
Packaging Corp. of America, 3.65%, 9/15/24	850,000	842,877

		$4,320,231

Gaming & Lodging – 0.9%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$811,000	$812,116
Wyndham Worldwide Corp., 4.25%, 3/01/22	1,227,000	1,219,752
Wyndham Worldwide Corp., 5.1%, 10/01/25	463,000	469,410

		$2,501,278

Insurance – 1.6%
American International Group, Inc., 4.7%, 7/10/35	$1,010,000	$1,041,094
American International Group, Inc., 4.5%, 7/16/44	1,417,000	1,391,351
Unum Group, 7.125%, 9/30/16	500,000	527,155
Unum Group, 4%, 3/15/24	637,000	657,133
UnumProvident Corp., 6.85%, 11/15/15 (n)	686,000	689,988

		$4,306,721

Insurance – Health – 1.4%
Humana, Inc., 7.2%, 6/15/18	$1,157,000	$1,316,737
UnitedHealth Group, Inc., 4.625%, 7/15/35	1,690,000	1,783,185
Wellpoint, Inc., 1.875%, 1/15/18	618,000	618,240

		$3,718,162

Insurance – Property & Casualty – 3.2%
Aon PLC, 4.6%, 6/14/44	$237,000	$230,612
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	190,000	214,702
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	279,000	275,164

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
CNA Financial Corp., 5.875%, 8/15/20	$1,570,000	$1,785,776
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	951,000	924,687
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	678,000	693,072
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	900,000	992,687
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	779,000	777,559
Swiss Re Ltd., 4.25%, 12/06/42 (n)	468,000	446,757
XL Group PLC, 5.75%, 10/01/21	1,110,000	1,268,073
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	896,000	909,888

		$8,518,977

Major Banks – 9.4%
Bank of America Corp., 2%, 1/11/18	$3,000,000	$3,011,094
Bank of America Corp., 7.625%, 6/01/19	500,000	588,464
Bank of America Corp., 5.625%, 7/01/20	185,000	208,657
Bank of America Corp., 4.125%, 1/22/24	1,917,000	2,004,016
Bank of America Corp., FRN, 6.1%, 12/29/49	1,420,000	1,384,500
Bank of America Corp., FRN, 5.2%, 12/31/49	637,000	594,401
Goldman Sachs Group, Inc., 3.5%, 1/23/25	848,000	834,566
Goldman Sachs Group, Inc., 4.8%, 7/08/44	904,000	916,390
Goldman Sachs Group, Inc., 5.15%, 5/22/45	378,000	371,029
JPMorgan Chase & Co., 4.25%, 10/15/20	442,000	473,780
JPMorgan Chase & Co., 4.5%, 1/24/22	790,000	852,386
JPMorgan Chase & Co., 3.25%, 9/23/22	904,000	904,649
JPMorgan Chase & Co., 3.125%, 1/23/25	1,435,000	1,384,930
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	1,221,000	1,271,366
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	349,000	358,972
Morgan Stanley, 5.5%, 7/28/21	1,245,000	1,406,998
Morgan Stanley, 4%, 7/23/25	702,000	717,439
Morgan Stanley, 4.3%, 1/27/45	689,000	654,810
PNC Bank N.A., 2.6%, 7/21/20	1,158,000	1,170,405
PNC Funding Corp., 5.625%, 2/01/17	1,095,000	1,153,192
Royal Bank of Scotland Group PLC, 8% to 2025, FRN to 12/29/49	806,000	812,045
Wachovia Corp., 6.605%, 10/01/25	1,270,000	1,545,699
Wells Fargo & Co., 4.1%, 6/03/26	1,000,000	1,008,833
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49	718,000	735,053
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,106,000	1,106,000

		$25,469,674

Medical & Health Technology & Services – 2.6%
Becton, Dickinson and Co., 3.734%, 12/15/24	$348,000	$354,271
Becton, Dickinson and Co., 4.685%, 12/15/44	1,083,000	1,083,899

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Davita Healthcare Partners, Inc., 5%, 5/01/25	$575,000	$552,000
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	734,000	805,271
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	189,000	188,528
HCA, Inc., 4.75%, 5/01/23	910,000	913,185
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	900,000	822,359
McKesson Corp., 5.7%, 3/01/17	770,000	816,294
McKesson Corp., 7.5%, 2/15/19	120,000	139,810
McKesson Corp., 2.7%, 12/15/22	158,000	153,148
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	1,260,000	1,285,200

		$7,113,965

Medical Equipment – 0.9%
Medtronic, Inc., 3.5%, 3/15/25	$1,061,000	$1,082,585
Medtronic, Inc., 4.375%, 3/15/35	406,000	410,423
Zimmer Holdings, Inc., 4.45%, 8/15/45	893,000	825,506

		$2,318,514

Metals & Mining – 0.7%
Kinross Gold Corp., 5.95%, 3/15/24	$667,000	$542,030
Plains Exploration & Production Co., 6.875%, 2/15/23	1,235,000	1,092,666
Southern Copper Corp., 6.75%, 4/16/40	415,000	368,366

		$2,003,062

Midstream – 6.2%
Access Midstream Partner LP, 4.875%, 3/15/24	$1,200,000	$1,074,301
AmeriGas Finance LLC, 7%, 5/20/22	475,000	486,875
APT Pipelines Ltd., 5%, 3/23/35 (n)	1,375,000	1,247,422
El Paso Corp., 7.75%, 1/15/32	465,000	488,841
El Paso Pipeline Partners LP, 6.5%, 4/01/20	306,000	338,764
Energy Transfer Partners LP, 9.7%, 3/15/19	213,000	254,120
Energy Transfer Partners LP, 5.15%, 2/01/43	1,112,000	875,658
Energy Transfer Partners LP, 5.15%, 3/15/45	1,357,000	1,058,570
Enterprise Products Operating LLC, 3.9%, 2/15/24	406,000	398,612
Enterprise Products Operating LLC, 4.45%, 2/15/43	473,000	403,009
Enterprise Products Operating LLC, 4.85%, 3/15/44	362,000	322,711
Enterprise Products Partners LP, 6.3%, 9/15/17	540,000	586,051
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	267,000	281,685
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	370,000	417,353
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	581,000	605,368

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	$670,000	$553,276
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	1,121,000	1,028,742
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	365,000	333,975
ONEOK Partners LP, 2%, 10/01/17	447,000	444,147
ONEOK, Inc., 4.25%, 2/01/22	1,093,000	942,713
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,467,000	1,301,963
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	133,000	117,206
Spectra Energy Capital LLC, 8%, 10/01/19	942,000	1,100,658
Sunoco Logistics Partners LP, 5.3%, 4/01/44	692,000	559,701
Williams Cos., Inc., 3.7%, 1/15/23	1,254,000	972,439
Williams Cos., Inc., 5.75%, 6/24/44	750,000	518,005

		$16,712,165

Natural Gas – Distribution – 0.7%
NiSource Finance Corp., 3.85%, 2/15/23	$1,106,000	$1,147,404
NiSource Finance Corp., 4.8%, 2/15/44	761,000	787,140

		$1,934,544

Network & Telecom – 2.4%
AT&T, Inc., 2.45%, 6/30/20	$619,000	$609,460
AT&T, Inc., 4.75%, 5/15/46	429,000	393,091
Verizon Communications, Inc., 4.5%, 9/15/20	1,471,000	1,593,512
Verizon Communications, Inc., 5.05%, 3/15/34	929,000	926,854
Verizon Communications, Inc., 6%, 4/01/41	690,000	752,802
Verizon Communications, Inc., 6.55%, 9/15/43	1,779,000	2,101,789

		$6,377,508

Oils – 0.7%
Marathon Petroleum Corp., 4.75%, 9/15/44	$910,000	$808,822
Valero Energy Corp., 4.9%, 3/15/45	1,076,000	957,879

		$1,766,701

Other Banks & Diversified Financials – 2.6%
BPCE S.A., 4.5%, 3/15/25 (n)	$760,000	$731,379
Capital One Bank (USA) N.A., 3.375%, 2/15/23	1,200,000	1,167,196
Capital One Financial Corp., 3.75%, 4/24/24	796,000	790,508
Citigroup, Inc., 3.75%, 6/16/24	1,606,000	1,633,477
Discover Bank, 7%, 4/15/20	2,197,000	2,547,145
Macquarie Group Ltd., 3%, 12/03/18 (n)	273,000	276,772

		$7,146,477

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/22	$849,000	$853,272

Pharmaceuticals – 6.8%
AbbVie, Inc., 4.7%, 5/14/45	$1,417,000	$1,374,826
Actavis Funding SCS, 4.85%, 6/15/44	254,000	231,502

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Actavis Funding SCS, 4.75%, 3/15/45	$246,000	$223,357
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	554,000	556,957
Biogen, Inc., 3.625%, 9/15/22	562,000	566,429
Celgene Corp., 1.9%, 8/15/17	1,583,000	1,594,561
Celgene Corp., 2.875%, 8/15/20	1,908,000	1,925,311
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	3,159,000	3,343,539
Gilead Sciences, Inc., 3.7%, 4/01/24	1,189,000	1,216,663
Gilead Sciences, Inc., 3.65%, 3/01/26	1,250,000	1,255,819
Gilead Sciences, Inc., 4.5%, 2/01/45	488,000	468,990
Hospira, Inc., 6.05%, 3/30/17	906,000	967,508
Hospira, Inc., 5.2%, 8/12/20	765,000	866,000
Mylan, Inc., 2.55%, 3/28/19	399,000	393,113
Mylan, Inc., 3.125%, 1/15/23 (n)	500,000	480,488
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	784,000	744,800
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,013,000	1,031,487
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	320,000	319,212
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	414,000	403,727
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	347,000	320,762

		$18,285,051

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$1,160,000	$1,301,490

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 5.4%, 2/01/43	$645,000	$354,750

Printing & Publishing – 0.5%
Gannett Co., Inc., 5.125%, 10/15/19	$1,222,000	$1,240,330

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$424,000	$497,116
Canadian Pacific Railway Co., 4.5%, 1/15/22	400,000	430,595
CSX Corp., 7.375%, 2/01/19	365,000	426,205

		$1,353,916

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$707,000	$691,689

Real Estate – Office – 0.7%
Boston Properties LP, REIT, 3.7%, 11/15/18	$754,000	$790,089
Boston Properties LP, REIT, 3.85%, 2/01/23	1,131,000	1,158,437

		$1,948,526

Real Estate – Other – 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$157,000	$165,175
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25	401,000	395,288

		$560,463

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Retail – 0.9%
DDR Corp., REIT, 3.625%, 2/01/25	$748,000	$712,875
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	503,000	502,171
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	1,026,000	1,290,111

		$2,505,157

Restaurants – 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$753,000	$723,074

Retailers – 3.5%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,042,000	$986,917
Best Buy Co., Inc., 5%, 8/01/18	935,000	986,425
Dollar General Corp., 4.125%, 7/15/17	2,144,000	2,210,706
Gap, Inc., 5.95%, 4/12/21	2,613,000	2,828,494
Home Depot, Inc., 4.875%, 2/15/44	641,000	711,398
Limited Brands, Inc., 7%, 5/01/20	1,441,000	1,628,330

		$9,352,270

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 12/08/21	$804,000	$870,028
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	1,265,000	1,227,050

		$2,097,078

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT, 4.5%, 1/15/18	$1,150,000	$1,209,747
American Tower Corp., REIT, 3.5%, 1/31/23	371,000	357,423
American Tower Corp., REIT, 4%, 6/01/25	1,000,000	975,719
Crown Castle International Corp., 5.25%, 1/15/23	470,000	497,119
SBA Tower Trust, 2.898%, 10/15/44 (n)	1,081,000	1,084,448

		$4,124,456

Tobacco – 3.6%
Altria Group, Inc., 2.95%, 5/02/23	$1,400,000	$1,359,079
Altria Group, Inc., 4%, 1/31/24	231,000	239,228
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	1,052,000	1,062,907
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)	1,819,000	1,841,659
Philip Morris International, Inc., 4.875%, 11/15/43	892,000	944,655
Reynolds American, Inc., 8.125%, 6/23/19 (n)	733,000	868,003
Reynolds American, Inc., 6.75%, 6/15/17	1,100,000	1,190,796
Reynolds American, Inc., 2.3%, 8/21/17 (n)	945,000	953,735
Reynolds American, Inc., 3.25%, 6/12/20	306,000	314,731
Reynolds American, Inc., 4.45%, 6/12/25	418,000	437,376
Reynolds American, Inc., 5.7%, 8/15/35	483,000	524,862

		$9,737,031

Transportation – Services – 0.4%
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)	$200,000	$218,404
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	272,000	276,141

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
ERAC USA Finance LLC, 7%, 10/15/37 (n)	$421,000	$523,527
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	201,000	185,887

		$1,203,959

Utilities – Electric Power – 2.4%
Alabama Power Co., 4.15%, 8/15/44	$479,000	$461,414
American Electric Power Co., Inc., 1.65%, 12/15/17	487,000	485,497
Berkshire Hathaway Energy, 4.5%, 2/01/45	597,000	591,780
CMS Energy Corp., 6.25%, 2/01/20	1,010,000	1,164,906
CMS Energy Corp., 5.05%, 3/15/22	209,000	229,692
DTE Electric Co., 3.7%, 3/15/45	223,000	207,823
Duke Energy Corp., 1.625%, 8/15/17	488,000	489,724
EDP Finance B.V., 5.25%, 1/14/21 (n)	400,000	422,128
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	39,000	38,920
PPL Capital Funding, Inc., 5%, 3/15/44	590,000	617,014

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	$1,057,000	$1,176,192
PSEG Power LLC, 5.32%, 9/15/16	288,000	298,755
Waterford 3 Funding Corp., 8.09%, 1/02/17	300,546	300,907

		$6,484,752

Total Bonds		$258,250,575

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	5,948,151	$5,948,151

Total Investments		$264,198,726

OTHER ASSETS, LESS LIABILITIES – 2.0%		5,279,712

Net Assets – 100.0%		$269,478,438

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,231,740, representing 18.3% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	$258,089	$161,573
Falcon Franchise Loan LLC, FRN, 30.805%, 1/05/25	1/29/03	11,486	14,435
Total Restricted Securities			$176,008
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,476,071	$—	$2,476,071
U.S. Corporate Bonds	—	228,580,530	—	228,580,530
Commercial Mortgage-Backed Securities	—	1,860,367	—	1,860,367
Asset-Backed Securities (including CDOs)	—	663,425	—	663,425
Foreign Bonds	—	24,670,182	—	24,670,182
Mutual Funds	5,948,151	—	—	5,948,151
Total Investments	$5,948,151	$258,250,575	$—	$264,198,726

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$264,921,712
Gross unrealized appreciation	5,828,836
Gross unrealized depreciation	(6,551,822)
Net unrealized appreciation (depreciation)	$(722,986)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,326,058	57,762,454	(59,140,361)	5,948,151

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,743	$5,948,151

8

QUARTERLY REPORT

September 30, 2015

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.8%
Aerospace – 3.4%
Honeywell International, Inc.	23,872	$2,260,440
Northrop Grumman Corp.	10,033	1,664,976
Rockwell Collins, Inc.	10,386	849,990
Textron, Inc.	8,929	336,088
United Technologies Corp.	19,621	1,746,073

		$6,857,567

Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	7,613	$953,224

Apparel Manufacturers – 0.9%
Hanesbrands, Inc.	32,203	$931,955
PVH Corp.	8,922	909,509

		$1,841,464

Automotive – 0.4%
Delphi Automotive PLC	10,976	$834,615

Biotechnology – 1.9%
Alder Biopharmaceuticals, Inc. (a)	13,977	$457,887
Alexion Pharmaceuticals, Inc. (a)	12,725	1,990,063
AMAG Pharmaceuticals, Inc. (a)	18,202	723,165
Biogen, Inc. (a)	1,966	573,698
Exact Sciences Corp. (a)(l)	4,177	75,144

		$3,819,957

Broadcasting – 2.1%
Nielsen Holdings PLC	11,944	$531,150
Time Warner, Inc.	22,099	1,519,306
Twenty-First Century Fox, Inc.	76,130	2,053,987

		$4,104,443

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	2,402	$410,718
BlackRock, Inc.	5,396	1,605,148
Franklin Resources, Inc.	29,482	1,098,499
NASDAQ, Inc.	28,794	1,535,584

		$4,649,949

Business Services – 2.9%
Accenture PLC, “A”	9,111	$895,247
Amdocs Ltd.	3,643	207,214
Bright Horizons Family Solutions, Inc. (a)	15,093	969,574
Equifax, Inc.	2,104	204,467
Fidelity National Information Services, Inc.	15,962	1,070,731
Gartner, Inc. (a)	13,435	1,127,600
Global Payments, Inc.	4,233	485,652
IMS Health Holdings, Inc. (a)	22,704	660,686
Univar, Inc. (a)	6,017	109,209

		$5,730,380

Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	5,330	$937,281
Time Warner Cable, Inc.	11,835	2,122,844

		$3,060,125

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 2.2%
Agrium, Inc. (l)	6,636	$594,729
LyondellBasell Industries N.V., “A”	10,737	895,036
Monsanto Co.	8,367	714,040
PPG Industries, Inc.	24,113	2,114,469

		$4,318,274

Computer Software – 3.5%
Adobe Systems, Inc. (a)	25,823	$2,123,167
Intuit, Inc.	7,424	658,880
Oracle Corp.	35,579	1,285,113
Qlik Technologies, Inc. (a)	22,351	814,694
Salesforce.com, Inc. (a)	29,912	2,076,790

		$6,958,644

Computer Software – Systems – 4.8%
Apple, Inc. (s)	49,320	$5,439,996
EMC Corp.	70,160	1,695,066
NCR Corp. (a)	21,408	487,032
Rapid7, Inc. (a)(l)	4,171	94,890
Sabre Corp.	29,954	814,150
SS&C Technologies Holdings, Inc.	10,634	744,805
Western Digital Corp.	3,456	274,545

		$9,550,484

Construction – 0.8%
Interface, Inc.	45,270	$1,015,859
Sherwin-Williams Co.	3,023	673,464

		$1,689,323

Consumer Products – 2.1%
Estee Lauder Cos., Inc., “A”	18,062	$1,457,242
Kimberly-Clark Corp.	16,154	1,761,432
Newell Rubbermaid, Inc.	24,429	970,076

		$4,188,750

Consumer Services – 1.4%
Capella Education Co.	5,450	$269,884
Nord Anglia Education, Inc. (a)	34,923	709,985
Priceline Group, Inc. (a)	1,512	1,870,132

		$2,850,001

Containers – 0.3%
Crown Holdings, Inc. (a)	5,646	$258,305
Graphic Packaging Holding Co.	19,919	254,764

		$513,069

Electrical Equipment – 2.3%
Advanced Drainage Systems, Inc.	24,539	$709,913
AMETEK, Inc.	22,412	1,172,596
Danaher Corp.	25,444	2,168,083
W.W. Grainger, Inc.	2,064	443,781

		$4,494,373

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 3.4%
Analog Devices, Inc.	4,542	$256,214
Avago Technologies Ltd.	18,330	2,291,433
KLA-Tencor Corp.	9,394	469,700
Mellanox Technologies Ltd. (a)	14,758	557,705
Skyworks Solutions, Inc.	4,487	377,850
Texas Instruments, Inc.	52,110	2,580,487
Ultratech, Inc. (a)	14,260	228,445

		$6,761,834

Energy – Independent – 4.6%
Anadarko Petroleum Corp.	10,100	$609,939
Concho Resources, Inc. (a)	2,678	263,247
Energen Corp.	3,123	155,713
EOG Resources, Inc.	12,079	879,351
Hess Corp.	65,331	3,270,470
Memorial Resource Development Corp. (a)	27,231	478,721
Noble Energy, Inc.	9,220	278,260
PDC Energy, Inc. (a)	2,295	121,658
Pioneer Natural Resources Co.	3,066	372,948
Rice Energy, Inc. (a)	7,409	119,729
Valero Energy Corp.	45,360	2,726,136

		$9,276,172

Food & Beverages – 3.1%
Coca-Cola Co.	52,999	$2,126,320
General Mills, Inc.	17,279	969,870
Mead Johnson Nutrition Co., “A”	7,557	532,013
Mondelez International, Inc.	32,237	1,349,763
Snyders-Lance, Inc.	14,597	492,357
WhiteWave Foods Co., “A” (a)	19,403	779,030

		$6,249,353

Food & Drug Stores – 1.3%
CVS Health Corp.	25,327	$2,443,549
Fairway Group Holdings Corp. (a)(l)	59,498	62,473

		$2,506,022

Gaming & Lodging – 0.5%
La Quinta Holdings, Inc. (a)	26,088	$411,669
Wynn Resorts Ltd.	9,551	507,349

		$919,018

General Merchandise – 2.2%
Costco Wholesale Corp.	8,594	$1,242,435
Dollar Tree, Inc. (a)	16,239	1,082,492
Five Below, Inc. (a)	31,382	1,053,808
Target Corp.	11,850	932,121

		$4,310,856

Health Maintenance Organizations – 1.3%
Cigna Corp.	5,779	$780,281
UnitedHealth Group, Inc.	16,347	1,896,415

		$2,676,696

Insurance – 2.8%
ACE Ltd.	8,268	$854,911
American International Group, Inc. (s)	50,488	2,868,728

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
MetLife, Inc.	18,943	$893,162
Unum Group	27,744	890,028

		$5,506,829

Internet – 3.7%
Facebook, Inc., “A” (a)	14,480	$1,301,752
Google, Inc., “A” (a)	4,708	3,005,446
Google, Inc., “C” (a)	3,027	1,841,687
LinkedIn Corp., “A” (a)	6,485	1,232,993

		$7,381,878

Machinery & Tools – 1.9%
Allison Transmission Holdings, Inc.	26,009	$694,180
Illinois Tool Works, Inc.	8,715	717,332
IPG Photonics Corp. (a)	8,348	634,198
Roper Technologies, Inc.	10,728	1,681,078

		$3,726,788

Major Banks – 4.3%
Goldman Sachs Group, Inc.	10,212	$1,774,437
JPMorgan Chase & Co. (s)	59,495	3,627,410
Wells Fargo & Co.	63,195	3,245,063

		$8,646,910

Medical & Health Technology & Services – 1.7%
Cerner Corp. (a)	4,622	$277,135
Community Health Systems, Inc. (a)	6,329	270,691
HCA Holdings, Inc. (a)	6,231	482,030
Healthcare Services Group, Inc.	4,978	167,759
Henry Schein, Inc. (a)	2,850	378,252
McKesson Corp.	7,687	1,422,326
MedAssets, Inc. (a)	11,397	228,624
MEDNAX, Inc. (a)	2,601	199,731

		$3,426,548

Medical Equipment – 4.1%
Abbott Laboratories	34,261	$1,377,977
Cepheid, Inc. (a)	6,516	294,523
Cooper Cos., Inc.	5,579	830,490
DexCom, Inc. (a)	4,147	356,061
Insulet Corp. (a)	7,369	190,931
Medtronic PLC	29,400	1,968,036
OraSure Technologies, Inc. (a)	35,376	157,069
PerkinElmer, Inc.	8,570	393,877
STERIS Corp.	2,482	161,256
Stryker Corp.	19,574	1,841,913
TearLab Corp. (a)(l)	47,369	95,212
VWR Corp. (a)	18,948	486,774

		$8,154,119

Metals & Mining – 0.2%
First Quantum Minerals Ltd.	20,466	$74,993
Lundin Mining Corp. (a)	86,134	243,331

		$318,324

Natural Gas – Distribution – 0.4%
NorthWestern Corp.	13,357	$719,007

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.4%
EQT GP Holdings LP	4,137	$94,075
Plains GP Holdings LP	15,602	273,035
Williams Partners LP	13,265	423,419

		$790,529

Network & Telecom – 1.1%
Cisco Systems, Inc.	68,191	$1,790,014
Ixia (a)	28,790	417,167

		$2,207,181

Oil Services – 1.2%
Forum Energy Technologies, Inc. (a)	7,607	$92,881
Halliburton Co.	16,412	580,164
Oil States International, Inc. (a)	3,290	85,968
Schlumberger Ltd.	22,411	1,545,687
Tesco Corp.	14,058	100,374

		$2,405,074

Other Banks & Diversified Financials – 5.6%
American Express Co.	36,559	$2,710,119
Discover Financial Services	37,916	1,971,253
EuroDekania Ltd.	151,350	52,638
Fifth Third Bancorp	69,789	1,319,710
PrivateBancorp, Inc.	18,643	714,586
Texas Capital Bancshares, Inc. (a)	18,480	968,722
Visa, Inc., “A”	33,840	2,357,294
Wintrust Financial Corp.	20,647	1,103,169

		$11,197,491

Pharmaceuticals – 5.6%
Allergan PLC (a)	10,883	$2,958,108
Bristol-Myers Squibb Co.	37,464	2,217,869
Eli Lilly & Co.	32,575	2,726,202
Merck & Co., Inc.	32,384	1,599,446
TherapeuticsMD, Inc. (a)	16,796	98,425
Valeant Pharmaceuticals International, Inc. (a)	8,387	1,496,073

		$11,096,123

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	6,959	$999,104
Union Pacific Corp.	19,193	1,696,853

		$2,695,957

Real Estate – 3.6%
Equity Lifestyle Properties, Inc., REIT	17,569	$1,029,016
Gramercy Property Trust, Inc., REIT	26,409	548,515
Medical Properties Trust, Inc., REIT	87,328	965,848
Mid-America Apartment Communities, Inc., REIT	17,139	1,403,170
Plum Creek Timber Co. Inc., REIT	30,968	1,223,546
STAG Industrial, Inc., REIT	11,639	211,946
Tanger Factory Outlet Centers, Inc., REIT	43,712	1,441,185
WP GLIMCHER, Inc., REIT	33,110	386,063

		$7,209,289

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.2%
Aramark	28,499	$844,710
Chuy’s Holdings, Inc. (a)	1,071	30,416
Domino’s Pizza, Inc.	3,617	390,310
YUM! Brands, Inc.	13,651	1,091,397

		$2,356,833

Specialty Chemicals – 1.5%
Albemarle Corp.	21,367	$942,285
Amira Nature Foods Ltd. (a)(l)	11,548	63,745
Ecolab, Inc.	11,847	1,299,853
W.R. Grace & Co. (a)	7,171	667,262

		$2,973,145

Specialty Stores – 3.0%
Amazon.com, Inc. (a)	1,006	$514,961
American Eagle Outfitters, Inc.	37,094	579,779
AutoZone, Inc. (a)	1,424	1,030,734
Cabela’s, Inc. (a)	11,788	537,533
Gap, Inc.	25,796	735,186
Ross Stores, Inc.	21,330	1,033,865
Sally Beauty Holdings, Inc. (a)	28,273	671,484
Urban Outfitters, Inc. (a)	32,043	941,423

		$6,044,965

Telecommunications – Wireless – 1.3%
American Tower Corp., REIT	29,454	$2,591,363

Telephone Services – 1.0%
Verizon Communications, Inc.	45,873	$1,995,934

Tobacco – 1.2%
Altria Group, Inc.	21,639	$1,177,162
Philip Morris International, Inc.	7,667	608,223
Reynolds American, Inc.	14,820	656,081

		$2,441,466

Trucking – 0.5%
FedEx Corp.	2,614	$376,364
Swift Transportation Co. (a)	45,895	689,343

		$1,065,707

Utilities – Electric Power – 2.5%
Abengoa Yield PLC (l)	7,000	$115,850
American Electric Power Co., Inc.	12,292	698,923
Calpine Corp. (a)	24,887	363,350
CMS Energy Corp.	22,234	785,305
Dominion Resources, Inc.	9,269	652,352
Edison International	9,755	615,248
Exelon Corp.	19,899	591,000
NextEra Energy, Inc.	7,709	752,013
NRG Energy, Inc.	14,107	209,489
Pattern Energy Group, Inc.	10,387	198,288

		$4,981,818

Total Common Stocks		$199,047,871

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.125%	7,504	$698,998

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	836,903	$836,903

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	680,976	$680,976

Total Investments		$201,264,748

SECURITIES SOLD SHORT – (0.4)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT	(4,189)	$(330,386)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – continued
Trucking – (0.2)%
United Parcel Service, Inc., “B”	(4,754)	$(469,172)

Total Securities Sold Short		$(799,558)

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(1,085,936)

Net Assets – 100.0%		$199,379,254

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2015, the fund had cash collateral of $9,246 and other liquid securities with an aggregate value of $1,396,775 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$195,396,421	$—	$—	$195,396,421
Canada	3,408,230	—	—	3,408,230
Hong Kong	709,985	—	—	709,985
United Kingdom	115,850	—	—	115,850
United Arab Emirates	63,745	—	—	63,745
Cayman Islands	—	—	52,638	52,638
Mutual Funds	1,517,879	—	—	1,517,879
Total Investments	$201,212,110	$—	$52,638	$201,264,748
Short Sales	$(799,558)	$—	$—	$(799,558)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/14	$54,741
Change in unrealized appreciation (depreciation)	(19,778)
Acquired in merger	17,675
Balance as of 9/30/15	$52,638

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2015 is $(19,778). At September 30, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$179,458,595
Gross unrealized appreciation	36,990,466
Gross unrealized depreciation	(15,184,313)
Net unrealized appreciation (depreciation)	$21,806,153

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,418,386	29,352,776	(30,934,259)	836,903

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,174	$836,903

6

QUARTERLY REPORT

September 30, 2015

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Airlines – 0.1%
Copa Holdings S.A., “A”	1,748	$73,294

Alcoholic Beverages – 2.7%
AmBev S.A., ADR	113,855	$557,890
SABMiller PLC	14,481	818,632

		$1,376,522

Apparel Manufacturers – 3.5%
Belle International Holdings Ltd.	247,000	$215,713
Global Brands Group Holding Ltd. (a)	3,714,000	772,644
Stella International Holdings	315,500	771,851

		$1,760,208

Automotive – 3.7%
Bajaj Auto Ltd.	7,777	$274,538
Ford Otomotiv Sanayi A.S.	20,173	215,376
Guangzhou Automobile Group Co. Ltd., “H”	842,000	685,547
Kia Motors Corp.	15,827	717,914

		$1,893,375

Brokerage & Asset Managers – 0.7%
BM&F Bovespa S.A.	74,888	$209,297
Bolsa Mexicana de Valores S.A. de C.V.	95,710	150,091

		$359,388

Business Services – 2.5%
Cognizant Technology Solutions Corp., “A” (a)	16,029	$1,003,576
Tata Consultancy Services Ltd.	7,002	276,389

		$1,279,965

Cable TV – 3.6%
Naspers Ltd.	14,752	$1,842,241

Computer Software – Systems – 2.4%
EPAM Systems, Inc. (a)	9,935	$740,356
Hon Hai Precision Industry Co. Ltd.	187,950	491,623

		$1,231,979

Conglomerates – 0.7%
First Pacific Co. Ltd.	563,400	$345,185

Construction – 2.8%
Cemex S.A.B. de C.V., ADR (a)	35,404	$247,474
Techtronic Industries Co. Ltd.	310,500	1,156,461

		$1,403,935

Consumer Products – 4.3%
Dabur India Ltd.	152,066	$642,594
Hengan International Group Co. Ltd.	30,000	292,869
LG Household & Health Care Ltd.	1,744	1,256,539

		$2,192,002

Consumer Services – 0.6%
Estacio Participacoes S.A.	55,753	$198,289
Localiza Rent a Car S.A.	20,324	125,292

		$323,581

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 10.3%
Largan Precision Co. Ltd.	3,000	$235,518
Media Tek, Inc.	56,000	417,906
Samsung Electronics Co. Ltd.	1,657	1,593,531
Taiwan Semiconductor Manufacturing Co. Ltd.	744,258	2,969,966

		$5,216,921

Energy – Independent – 3.1%
China Shenhua Energy Co. Ltd.	313,000	$481,496
Coal India Ltd.	43,539	217,779
Gran Tierra Energy, Inc. (a)	136,691	292,946
INPEX Corp.	47,600	425,266
Ultrapar Participacoes S.A.	8,789	148,091

		$1,565,578

Energy – Integrated – 1.3%
NovaTek OAO, GDR	7,077	$654,623

Engineering – Construction – 0.5%
Mills Estruturas e Servicos de Engenharia S.A. (a)	62,839	$71,327
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	15,350	168,892

		$240,219

Food & Beverages – 5.1%
AVI Ltd.	98,036	$619,406
BRF S.A.	9,954	177,236
Grupo Lala S.A.B. de C.V.	68,659	162,216
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,818	114,573
Tingyi (Cayman Islands) Holding Corp.	320,000	513,099
Universal Robina Corp.	84,136	345,616
Want Want China Holdings Ltd.	813,000	671,215

		$2,603,361

Food & Drug Stores – 3.6%
Clicks Group Ltd.	73,918	$479,132
Dairy Farm International Holdings Ltd.	51,300	312,093
E-Mart Co. Ltd.	955	185,715
Magnit OJSC (a)	4,010	712,016
Wumart Stores, Inc., “H” (a)	390,000	157,005

		$1,845,961

Forest & Paper Products – 0.6%
Fibria Celulose S.A.	21,236	$288,182

General Merchandise – 2.6%
Robinsons Retail Holdings, Inc.	74,106	$115,662
S.A.C.I. Falabella	61,693	382,415
Walmart de Mexico S.A.B. de C.V.	120,364	295,554
Woolworths Ltd.	73,155	510,979

		$1,304,610

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.7%
OdontoPrev S.A.	54,506	$131,298
Qualicorp S.A. (a)	60,794	227,565

		$358,863

Insurance – 4.1%
BB Seguridade Participacoes S.A.	32,656	$204,363
Brasil Insurance Participacoes e Administracao S.A.	80,811	14,472
Cathay Financial Holding Co. Ltd.	273,900	374,763
China Pacific Insurance Co. Ltd.	226,400	836,944
Samsung Fire & Marine Insurance Co. Ltd.	2,900	680,518

		$2,111,060

Internet – 4.2%
51job, Inc., ADR (a)	16,734	$458,512
Alibaba Group Holding Ltd., ADR (a)	14,045	828,234
Baidu, Inc., ADR (a)	1,477	202,955
NAVER Corp.	1,493	648,479

		$2,138,180

Machinery & Tools – 0.3%
TK Corp. (a)	18,446	$165,916

Major Banks – 1.7%
BOC Hong Kong Holdings Ltd.	174,000	$514,715
Standard Chartered PLC	34,193	330,687

		$845,402

Metals & Mining – 1.0%
Gerdau S.A., ADR	126,594	$173,434
Grupo Mexico S.A.B. de C.V., “B”	69,490	168,207
Iluka Resources Ltd.	41,613	182,032

		$523,673

Natural Gas – Distribution – 1.9%
China Resources Gas Group Ltd.	372,000	$966,278

Oil Services – 0.6%
Lamprell PLC (a)	188,802	$325,596

Other Banks & Diversified Financials – 18.9%
Banco Santander Chile, ADR	14,476	$263,753
Bancolombia S.A., ADR	11,869	382,182
Bangkok Bank Public Co. Ltd.	102,100	448,169
CAR, Inc. (a)	58,000	84,028
China Construction Bank	2,278,670	1,526,361
Credicorp Ltd.	1,755	186,662
E.Sun Financial Holding Co. Ltd.	1,306,051	768,779
First Gulf Bank PJSC	78,586	298,477
Grupo Financiero Banorte S.A. de C.V.	79,558	389,674
Grupo Financiero Inbursa S.A. de C.V.	73,591	152,102
Housing Development Finance Corp. Ltd.	96,993	1,796,958
Kasikornbank PLC, NVDR	119,700	565,262
Komercni Banka A.S.	1,695	367,089
Public Bank Berhad	92,200	367,479
Sberbank of Russia	386,434	445,408
Shinhan Financial Group Co. Ltd.	9,426	329,230
Shriram Transport Finance Co. Ltd.	43,885	619,780

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Turkiye Garanti Bankasi A.S.	184,420	$428,536
Turkiye Sinai Kalkinma Bankasi A.S.	327,215	152,502
Union National Bank	10,474	17,538

		$9,589,969

Pharmaceuticals – 1.5%
Genomma Lab Internacional S.A., “B” (a)	299,475	$249,254
Sun Pharmaceutical Industries Ltd. (a)	38,256	507,467

		$756,721

Railroad & Shipping – 1.0%
Diana Shipping, Inc. (a)	53,390	$345,967
Pacific Basin Shipping Ltd.	542,360	165,445

		$511,412

Real Estate – 2.1%
Concentradora Fibra Danhos S.A. de C.V., REIT	44,647	$94,339
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	191,064	192,139
Hang Lung Properties Ltd.	271,000	609,842
Prologis Property Mexico S.A. de C.V., REIT	110,604	169,653

		$1,065,973

Restaurants – 0.5%
Ajisen China Holdings Ltd.	201,000	$90,707
Jollibee Foods Corp.	38,550	159,017

		$249,724

Specialty Chemicals – 1.9%
LG Chemical Ltd.	2,458	$597,261
PTT Global Chemical PLC	244,500	362,085

		$959,346

Specialty Stores – 0.4%
Vipshop Holdings Ltd., ADR (a)	13,111	$220,265

Telecommunications – Wireless – 0.6%
MTN Group Ltd.	22,253	$285,820

Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	28,783	$250,864
PT XL Axiata Tbk (a)	717,500	128,073

		$378,937

Tobacco – 0.4%
PT Gudang Garam Tbk	70,000	$200,683

Trucking – 0.4%
Imperial Holdings	17,623	$215,586

Utilities – Electric Power – 1.1%
Alupar Investimento S.A., IEU	30,061	$112,980
CESC Ltd.	54,899	433,575

		$546,555

Total Common Stocks		$50,217,089

2

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.7%
Other Banks & Diversified Financials – 0.7%
Deutsche Bank AG London Union National – Zero Strike Warrant (1 share for 1 warrant) (a)(n)	5/16/07	209,680	$351,088

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)		639,389	$639,389

Total Investments			$51,207,566

OTHER ASSETS, LESS LIABILITIES – (0.7)%			(351,102)

Net Assets – 100.0%			$50,856,464

(a)	Non-income producing security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $351,088, representing 0.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$3,389,461	$4,841,765	$—	$8,231,226
South Korea	1,771,484	4,403,619	—	6,175,103
Taiwan	—	5,258,555	—	5,258,555
India	—	4,769,080	—	4,769,080
Hong Kong	771,851	3,876,384	—	4,648,235
South Africa	3,953,170	—	—	3,953,170
Brazil	2,754,289	—	—	2,754,289
Mexico	2,439,595	—	—	2,439,595
Russia	654,623	1,157,424	—	1,812,047
Other Countries	7,862,289	2,664,588	—	10,526,877
Mutual Funds	639,389	—	—	639,389
Total Investments	$24,236,151	$26,971,415	$—	$51,207,566

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $402,800 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $10,017,187 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,188,190
Gross unrealized appreciation	6,547,548
Gross unrealized depreciation	(9,528,172)
Net unrealized appreciation (depreciation)	$(2,980,624)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,136,726	12,028,169	(12,525,506)	639,389

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$450	$639,389

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

China	16.1%
South Korea	12.1%
Taiwan	10.3%
India	9.3%
Hong Kong	9.1%
South Africa	7.7%
Brazil	5.4%
Mexico	4.8%
United States	4.6%
Other Countries	20.6%

5

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.4%
Foreign Bonds – 59.4%
Australia – 3.2%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	7,000,000	$5,837,592
Commonwealth of Australia, 3.75%, 4/21/37	AUD	500,000	378,910

			$6,216,502

Belgium – 0.7%
Kingdom of Belgium, 4%, 3/28/32	EUR	668,000	$1,020,136
Kingdom of Belgium, 4.25%, 3/28/41	EUR	205,000	346,784

			$1,366,920

Canada – 1.7%
Government of Canada, 3.25%, 6/01/21	CAD	2,000,000	$1,687,089
Government of Canada, 2.5%, 6/01/24	CAD	1,200,000	984,755
Government of Canada, 5.75%, 6/01/33	CAD	267,000	309,452
Government of Canada, 4%, 6/01/41	CAD	107,000	107,881
Government of Canada, 2.75%, 12/01/48	CAD	250,000	209,925

			$3,299,102

Denmark – 0.5%
Kingdom of Denmark, 1.5%, 11/15/23	DKK	3,630,000	$583,397
Kingdom of Denmark, 4.5%, 11/15/39	DKK	1,500,000	368,530

			$951,927

France – 3.8%
Republic of France, 1.75%, 5/25/23	EUR	2,150,000	$2,614,206
Republic of France, 6%, 10/25/25	EUR	1,292,000	2,153,678
Republic of France, 4.75%, 4/25/35	EUR	786,000	1,337,421
Republic of France, 4.5%, 4/25/41	EUR	399,000	694,444
Republic of France, 4%, 4/25/55	EUR	330,000	568,373

			$7,368,122

Germany – 2.4%
Federal Republic of Germany, 1.75%, 2/15/24	EUR	1,600,000	$1,991,558
Federal Republic of Germany, 6.25%, 1/04/30	EUR	505,000	970,891
Federal Republic of Germany, 4%, 1/04/37	EUR	630,000	1,072,503
Federal Republic of Germany, 2.5%, 7/04/44	EUR	450,000	648,525

			$4,683,477

Iceland – 0.2%
Republic of Iceland, 4.875%, 6/16/16 (n)		$362,000	$369,880

Italy – 12.3%
Republic of Italy, 5.25%, 8/01/17	EUR	6,503,000	$7,943,726
Republic of Italy, 3.75%, 3/01/21	EUR	6,904,000	8,856,539
Republic of Italy, 5.5%, 9/01/22	EUR	2,200,000	3,138,485
Republic of Italy, 4.75%, 9/01/28	EUR	1,000,000	1,449,827
Republic of Italy, 1.65%, 3/01/32	EUR	1,350,000	1,391,400
Republic of Italy, 5%, 9/01/40	EUR	650,000	1,021,691

			$23,801,668

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Japan – 14.2%
Government of Japan, 1.1%, 6/20/20	JPY	165,200,000	$1,444,393
Government of Japan, 2.1%, 9/20/24	JPY	579,350,000	5,613,511
Government of Japan, 2.2%, 9/20/27	JPY	768,900,000	7,674,323
Government of Japan, 1.5%, 3/20/34	JPY	746,000,000	6,723,981
Government of Japan, 2.4%, 3/20/37	JPY	215,600,000	2,200,301
Government of Japan, 1.8%, 3/20/43	JPY	330,000,000	3,035,868
Government of Japan, 2%, 3/20/52	JPY	72,900,000	697,364

			$27,389,741

Netherlands – 0.3%
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	120,000	$204,416
Kingdom of the Netherlands, 3.75%, 1/15/42	EUR	240,000	409,303

			$613,719

New Zealand – 2.1%
Government of New Zealand, 5.5%, 4/15/23	NZD	5,546,000	$4,144,009

Norway – 2.7%
Government of Norway, 3.75%, 5/25/21	NOK	26,100,000	$3,526,664
Government of Norway, 3%, 3/14/24	NOK	12,551,000	1,662,626

			$5,189,290

Portugal – 2.1%
Republic of Portugal, 4.8%, 6/15/20	EUR	1,500,000	$1,955,384
Republic of Portugal, 4.95%, 10/25/23	EUR	700,000	946,119
Republic of Portugal, 4.1%, 4/15/37	EUR	825,000	1,051,158

			$3,952,661

Spain – 7.2%
Kingdom of Spain, 5.4%, 1/31/23	EUR	2,192,000	$3,108,212
Kingdom of Spain, 5.5%, 7/30/17	EUR	4,638,000	5,688,156
Kingdom of Spain, 4.6%, 7/30/19	EUR	3,273,000	4,208,762
Kingdom of Spain, 5.15%, 10/31/28	EUR	400,000	590,296
Kingdom of Spain, 4.7%, 7/30/41	EUR	275,000	402,819

			$13,998,245

Sweden – 0.9%
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,745,000	$685,475
Nordea Bank AB, FRN, 0.774%, 5/13/16 (n)		$1,000,000	1,001,642

			$1,687,117

United Kingdom – 5.1%
HSBC Bank PLC, FRN, 0.96%, 5/15/18 (n)		$403,000	$402,146
United Kingdom Treasury, 2.25%, 9/07/23	GBP	1,250,000	1,986,626
United Kingdom Treasury, 4.25%, 12/07/27	GBP	324,000	615,310

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
United Kingdom – continued
United Kingdom Treasury, 4.25%, 6/07/32	GBP	370,000	$717,749
United Kingdom Treasury, 4.25%, 3/07/36	GBP	1,282,000	2,522,634
United Kingdom Treasury, 3.25%, 1/22/44	GBP	636,000	1,113,345
United Kingdom Treasury, 3.75%, 7/22/52	GBP	526,000	1,053,389
United Kingdom Treasury, 4%, 1/22/60	GBP	485,000	1,057,825
United Kingdom Treasury, 3.5%, 7/22/68	GBP	150,000	301,723

			$9,770,747

Total Foreign Bonds			$114,803,127

U.S. Bonds – 34.0%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.636%, 1/17/32 (i)(z)		$856,788	$2,836
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43 (d)(i)(q)(z)		99,574	282

			$3,118

Automotive – 0.6%
Toyota Motor Credit Corp., FRN, 0.61%, 5/17/16		$1,227,000	$1,228,119

Mortgage-Backed – 0.5%
Fannie Mae, 5.401%, 2/01/16		$17,093	$17,216
Fannie Mae, 5.05%, 1/01/17		49,524	51,177
Fannie Mae, 5.388%, 1/01/18		42,730	44,533
Fannie Mae, 5.1%, 3/01/19		59,289	65,871
Fannie Mae, 5.18%, 3/01/19		59,373	64,512
Freddie Mac, 1.426%, 8/25/17		560,000	564,253
Freddie Mac, 3.882%, 11/25/17		89,000	93,609
Freddie Mac, 5.085%, 3/25/19		43,000	48,067

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.32%, 2/25/23	$5,000	$5,313

		$954,551

U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.57%, 6/01/25	$12,169	$12,986
Small Business Administration, 5.09%, 10/01/25	12,617	13,760
Small Business Administration, 5.21%, 1/01/26	157,225	171,251
Small Business Administration, 2.22%, 3/01/33	876,508	875,052

		$1,073,049

U.S. Treasury Obligations – 32.3%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,242,000	$1,667,353
U.S. Treasury Bonds, 4.5%, 8/15/39	2,434,400	3,175,687
U.S. Treasury Bonds, 3.625%, 2/15/44	7,100,000	8,164,815
U.S. Treasury Notes, 4.75%, 8/15/17	13,315,000	14,334,609
U.S. Treasury Notes, 3.5%, 5/15/20	19,317,000	21,176,512
U.S. Treasury Notes, 1.75%, 5/15/22	7,000,000	7,010,570
U.S. Treasury Notes, 2.75%, 2/15/24	6,593,000	7,007,120

		$62,536,666

Total U.S. Bonds		$65,795,503

Total Bonds		$180,598,630

MONEY MARKET FUNDS – 5.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	11,190,121	$11,190,121

Total Investments		$191,788,751

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,546,126

Net Assets – 100.0%		$193,334,877

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,773,668, representing 0.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.636%, 1/17/32	8/25/03-12/02/11	$3,390	$2,836
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43	12/11/03-11/30/11	215	282
Total Restricted Securities			$3,118
% of Net assets			0.0%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	4,726,731	10/09/15	$3,499,527	$3,316,370	$183,157
SELL	AUD	Westpac Banking Corp.	5,872,150	10/09/15	4,340,077	4,120,019	220,058
BUY	BRL	Deutsche Bank AG	2,839,000	10/02/15	714,591	716,105	1,514
SELL	BRL	Deutsche Bank AG	2,839,000	10/02/15	828,905	716,105	112,800
SELL	CAD	Goldman Sachs International	2,585,642	10/09/15	2,036,839	1,937,440	99,399
SELL	CAD	JPMorgan Chase Bank N.A.	809,000	10/09/15	616,217	606,190	10,027
SELL	CAD	Merrill Lynch International	1,977,784	10/09/15	1,560,793	1,481,968	78,825
BUY	DKK	Goldman Sachs International	2,804,137	10/09/15	416,588	420,007	3,419
BUY	EUR	Goldman Sachs International	1,138,963	10/09/15	1,242,737	1,272,802	30,065
BUY	EUR	JPMorgan Chase Bank N.A.	2,140,000	10/09/15	2,363,936	2,391,471	27,535
BUY	EUR	UBS AG	570,466	10/09/15	624,261	637,502	13,241
SELL	EUR	Deutsche Bank AG	676,811	12/17/15	767,737	757,248	10,489
SELL	EUR	Goldman Sachs International	2,810,496	10/09/15	3,162,002	3,140,757	21,245
SELL	GBP	BNP Paribas SA	128,000	10/09/15	194,224	193,624	600
SELL	GBP	Citibank N.A.	345,440	10/09/15	538,192	522,543	15,649
SELL	GBP	Goldman Sachs International	1,253,592	10/09/15	1,949,265	1,896,296	52,969
SELL	GBP	Merrill Lynch International	1,775,385	10/09/15	2,740,101	2,685,607	54,494
BUY	JPY	Citibank N.A.	24,647,000	10/09/15	204,251	205,467	1,216
BUY	JPY	Credit Suisse Group	1,141,576,168	10/09/15	9,331,558	9,516,624	185,066
BUY	JPY	Deutsche Bank AG	1,141,576,164	10/09/15	9,331,100	9,516,624	185,524
BUY	JPY	Goldman Sachs International	122,895,000	10/09/15	1,002,713	1,024,501	21,788
SELL	JPY	Goldman Sachs International	149,099,000	10/09/15	1,247,316	1,242,947	4,369
SELL	NOK	Goldman Sachs International	40,182,657	10/09/15	4,879,006	4,719,459	159,547
SELL	NOK	Morgan Stanley Capital Services, Inc.	5,215,277	10/09/15	626,917	612,535	14,382
SELL	NZD	Goldman Sachs International	3,236,808	10/09/15	2,137,520	2,068,255	69,265
SELL	NZD	Morgan Stanley Capital Services, Inc.	1,701,000	10/09/15	1,118,069	1,086,905	31,164
SELL	NZD	Westpac Banking Corp.	6,191,330	10/09/15	4,089,002	3,956,136	132,866
BUY	PLN	Goldman Sachs International	24,636	10/09/15	6,418	6,481	63

							$1,740,736

Liability Derivatives
BUY	AUD	Goldman Sachs International	2,772,000	10/09/15	$1,988,356	$1,944,891	$(43,465)
BUY	AUD	JPMorgan Chase Bank N.A.	1,374,000	10/09/15	1,010,130	964,026	(46,104)
BUY	AUD	Morgan Stanley Capital Services, Inc.	1,247,000	10/09/15	920,780	874,920	(45,860)
SELL	AUD	Goldman Sachs International	539,735	10/09/15	378,090	378,689	(599)

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	BRL	JPMorgan Chase Bank N.A.	2,841,000	10/02/15	$784,482	$716,610	$(67,872)
SELL	BRL	JPMorgan Chase Bank N.A.	2,841,000	10/02/15	715,095	716,610	(1,515)
BUY	CAD	Deutsche Bank AG	526,000	10/09/15	405,004	394,136	(10,868)
BUY	CAD	Goldman Sachs International	2,209,749	10/09/15	1,669,735	1,655,781	(13,954)
SELL	DKK	Goldman Sachs International	2,543,327	10/09/15	379,292	380,942	(1,650)
BUY	EUR	Barclays Bank PLC	1,889,000	10/09/15	2,115,656	2,110,976	(4,680)
BUY	EUR	Goldman Sachs International	2,193,348	10/09/15	2,467,147	2,451,087	(16,060)
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,211,000	10/09/15	1,385,235	1,353,304	(31,931)
SELL	EUR	Citibank N.A.	984,997	10/09/15	1,084,498	1,100,744	(16,246)
SELL	EUR	Goldman Sachs International	5,625,993	10/09/15	6,173,738	6,287,101	(113,363)
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,966,635	10/09/15	2,140,839	2,197,733	(56,894)
SELL	EUR	Royal Bank of Scotland Group PLC	905,000	10/09/15	990,436	1,011,346	(20,910)
BUY	GBP	Barclays Bank PLC	1,205,117	10/09/15	1,873,457	1,822,968	(50,489)
BUY	GBP	Citibank N.A.	535,000	10/09/15	835,694	809,289	(26,405)
BUY	GBP	Goldman Sachs International	2,717,500	10/09/15	4,218,467	4,110,734	(107,733)
BUY	GBP	Merrill Lynch International	1,205,117	10/09/15	1,875,505	1,822,968	(52,537)
BUY	GBP	Morgan Stanley Capital Services, Inc.	681,994	10/09/15	1,063,145	1,031,645	(31,500)
BUY	GBP	Royal Bank of Scotland Group PLC	693,000	10/09/15	1,078,041	1,048,294	(29,747)
SELL	JPY	Citibank N.A.	26,074,000	10/09/15	215,653	217,363	(1,710)
SELL	JPY	Goldman Sachs International	459,149,917	10/09/15	3,733,705	3,827,653	(93,948)
SELL	JPY	Morgan Stanley Capital Services, Inc.	55,318,602	10/09/15	446,317	461,157	(14,840)
SELL	JPY	Royal Bank of Scotland Group PLC	39,334,000	10/09/15	317,961	327,904	(9,943)
BUY	NOK	Morgan Stanley Capital Services, Inc.	640,000	10/09/15	77,351	75,167	(2,184)
BUY	NZD	Deutsche Bank AG	1,534,000	10/09/15	1,012,954	980,194	(32,760)
BUY	NZD	Goldman Sachs International	1,510,000	10/09/15	984,530	964,860	(19,670)
SELL	SEK	Goldman Sachs International	60,514	10/09/15	7,088	7,231	(143)

							$(965,580)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$63,609,715	$—	$63,609,715
Non-U.S. Sovereign Debt	—	113,399,339	—	113,399,339
Residential Mortgage-Backed Securities	—	954,551	—	954,551
Commercial Mortgage-Backed Securities	—	3,118	—	3,118
Foreign Bonds	—	2,631,907	—	2,631,907
Mutual Funds	11,190,121	—	—	11,190,121
Total Investments	$11,190,121	$180,598,630	$—	$191,788,751

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$775,156	$—	$775,156

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$201,517,512
Gross unrealized appreciation	1,059,738
Gross unrealized depreciation	(10,788,499)
Net unrealized appreciation (depreciation)	$(9,728,761)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,963,279	101,538,051	(102,311,209)	11,190,121

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,656	$11,190,121

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	39.5%
Japan	14.8%
Italy	12.4%
Spain	7.3%
United Kingdom	5.1%
France	3.9%
Australia	3.3%
Norway	2.7%
Germany	2.5%
Other Countries	8.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL

GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 2.6%
Rolls-Royce Holdings PLC	61,254	$627,321
United Technologies Corp.	7,330	652,297

		$1,279,618

Alcoholic Beverages – 4.8%
AmBev S.A., ADR	110,844	$543,136
Carlsberg A.S., “B”	7,241	555,761
Diageo PLC	19,944	534,165
Pernod Ricard S.A.	7,520	757,769

		$2,390,831

Apparel Manufacturers – 6.8%
Burberry Group PLC	33,796	$699,388
Compagnie Financiere Richemont S.A.	3,324	258,185
LVMH Moet Hennessy Louis Vuitton S.A.	6,768	1,151,022
NIKE, Inc., “B”	3,031	372,722
Samsonite International S.A.	144,300	473,632
VF Corp.	6,526	445,138

		$3,400,087

Automotive – 0.5%
Johnson Controls, Inc.	5,939	$245,637

Broadcasting – 3.6%
Discovery Communications, Inc., “A” (a)	9,137	$237,836
Time Warner, Inc.	7,849	539,619
Twenty-First Century Fox, Inc.	28,957	781,260
Walt Disney Co.	2,458	251,208

		$1,809,923

Brokerage & Asset Managers – 1.0%
Franklin Resources, Inc.	13,701	$510,499

Business Services – 13.5%
Accenture PLC, “A”	15,808	$1,553,294
Brenntag AG	10,062	541,532
Cognizant Technology Solutions Corp., “A” (a)	13,151	823,384
Compass Group PLC	56,596	901,532
Equifax, Inc.	5,274	512,527
Experian Group Ltd.	27,028	432,580
Fidelity National Information Services, Inc.	12,807	859,094
Fiserv, Inc. (a)	4,787	414,602
Intertek Group PLC	19,972	734,469

		$6,773,014

Chemicals – 3.0%
LyondellBasell Industries N.V., “A”	6,143	$512,080
Monsanto Co.	7,099	605,829
PPG Industries, Inc.	4,556	399,516

		$1,517,425

Computer Software – 1.4%
Dassault Systems S.A.	3,238	$238,797

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	13,391	$483,683

		$722,480

Computer Software – Systems – 2.3%
Apple, Inc.	5,256	$579,737
EMC Corp.	24,592	594,143

		$1,173,880

Construction – 0.7%
Sherwin-Williams Co.	1,476	$328,823

Consumer Products – 3.8%
Colgate-Palmolive Co.	13,964	$886,155
Hengan International Group Co. Ltd.	3,000	29,287
L’Oreal S.A.	3,775	654,029
Reckitt Benckiser Group PLC	3,983	360,734

		$1,930,205

Electrical Equipment – 5.3%
Amphenol Corp., “A”	6,791	$346,069
Danaher Corp.	8,125	692,331
Mettler-Toledo International, Inc. (a)	1,880	535,311
Schneider Electric S.A.	3,048	170,326
W.W. Grainger, Inc.	4,208	904,762

		$2,648,799

Electronics – 4.5%
Microchip Technology, Inc.	5,937	$255,825
Samsung Electronics Co. Ltd.	253	243,309
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,435	1,046,526
Texas Instruments, Inc.	13,883	687,486

		$2,233,146

Energy – Integrated – 0.3%
BG Group PLC	11,658	$167,715

Food & Beverages – 8.1%
Chr. Hansen Holding A.S.	5,407	$302,038
Danone S.A.	16,654	1,049,930
M. Dias Branco S.A. Industria e Comercio de Alimentos	9,742	142,770
Mead Johnson Nutrition Co., “A”	12,424	874,650
Nestle S.A.	15,125	1,136,780
Want Want China Holdings Ltd.	705,000	582,050

		$4,088,218

Food & Drug Stores – 2.4%
CVS Health Corp.	8,990	$867,355
Sundrug Co. Ltd.	6,500	343,664

		$1,211,019

General Merchandise – 1.0%
Dollarama, Inc.	4,195	$283,324
Lojas Renner S.A.	48,290	224,123

		$507,447

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 5.2%
Alibaba Group Holding Ltd., ADR (a)	8,096	$477,421
Baidu, Inc., ADR (a)	2,440	335,280
Google, Inc., “A” (a)	2,400	1,532,088
NAVER Corp.	626	271,901

		$2,616,690

Machinery & Tools – 1.8%
Colfax Corp. (a)	13,601	$406,806
Fastenal Co.	6,850	250,779
Schindler Holding AG	1,822	261,728

		$919,313

Major Banks – 0.5%
Standard Chartered PLC	23,821	$230,914

Medical & Health Technology & Services – 0.9%
Express Scripts Holding Co. (a)	5,593	$452,809

Medical Equipment – 5.1%
Abbott Laboratories	12,431	$499,975
DENTSPLY International, Inc.	5,127	259,272
Sonova Holding AG	1,738	223,625
Thermo Fisher Scientific, Inc.	8,717	1,065,915
Waters Corp. (a)	4,380	517,760

		$2,566,547

Oil Services – 0.8%
Schlumberger Ltd.	5,812	$400,854

Other Banks & Diversified Financials – 7.0%
Credicorp Ltd.	3,861	$410,656
HDFC Bank Ltd.	41,964	684,720
Julius Baer Group Ltd.	12,258	556,176
MasterCard, Inc., “A”	4,452	401,214
Sberbank of Russia, ADR	38,742	191,211
Visa, Inc., “A”	18,350	1,278,261

		$3,522,238

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.5%
Eli Lilly & Co.	3,919	$327,981
Roche Holding AG	3,420	901,847

		$1,229,828

Printing & Publishing – 0.8%
Moody’s Corp.	4,253	$417,645

Restaurants – 0.9%
Whitbread PLC	6,524	$460,693

Specialty Chemicals – 4.7%
Croda International PLC	12,313	$504,591
Ecolab, Inc.	8,021	880,064
Linde AG	1,472	238,416
Nippon Paint Holdings Co. Ltd.	2,100	36,767
Praxair, Inc.	3,941	401,430
Symrise AG	5,254	315,791

		$2,377,059

Specialty Stores – 3.0%
AutoZone, Inc. (a)	1,172	$848,329
TJX Cos., Inc.	9,506	678,919

		$1,527,248

Total Common Stocks		$49,660,604

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	515,687	$515,687

Total Investments		$50,176,291

OTHER ASSETS, LESS LIABILITIES – 0.2%		120,135

Net Assets – 100.0%		$50,296,426

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,372,973	$—	$—	$28,372,973
United Kingdom	5,654,102	—	—	5,654,102
France	4,021,872	—	—	4,021,872
Switzerland	3,338,341	—	—	3,338,341
China	812,702	611,337	—	1,424,039
Germany	1,095,739	—	—	1,095,739
Taiwan	1,046,526	—	—	1,046,526
Brazil	910,028	—	—	910,028
Denmark	857,799	—	—	857,799
Other Countries	885,191	2,053,994	—	2,939,185
Mutual Funds	515,687	—	—	515,687
Total Investments	$47,510,960	$2,665,331	$—	$50,176,291

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $13,154,688 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,121,608
Gross unrealized appreciation	9,650,732
Gross unrealized depreciation	(3,596,049)
Net unrealized appreciation (depreciation)	$6,054,683

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	361,434	7,049,276	(6,895,023)	515,687

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$288	$515,687

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	57.7%
United Kingdom	11.2%
France	8.0%
Switzerland	6.6%
China	2.8%
Germany	2.2%
Taiwan	2.1%
Brazil	1.8%
Denmark	1.7%
Other Countries	5.9%

4

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL

RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.6%
Honeywell International, Inc.	9,177	$868,970
Northrop Grumman Corp.	5,629	934,133
Rockwell Collins, Inc.	4,679	382,929
United Technologies Corp.	7,015	624,265

		$2,810,297

Apparel Manufacturers – 1.6%
Burberry Group PLC	22,852	$472,909
Global Brands Group Holding Ltd. (a)	1,340,000	278,767
LVMH Moet Hennessy Louis Vuitton S.A.	3,219	547,450
PVH Corp.	4,384	446,905

		$1,746,031

Automotive – 1.3%
Delphi Automotive PLC	8,696	$661,244
DENSO Corp.	9,600	406,989
Guangzhou Automobile Group Co. Ltd., “H”	328,000	267,054

		$1,335,287

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	5,482	$857,330
Biogen, Inc. (a)	1,456	424,875

		$1,282,205

Broadcasting – 1.5%
Time Warner, Inc.	7,430	$510,813
Twenty-First Century Fox, Inc.	21,480	579,530
WPP PLC	25,932	538,609

		$1,628,952

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	2,846	$846,600
Franklin Resources, Inc.	12,795	476,742
NASDAQ, Inc.	11,377	606,735

		$1,930,077

Business Services – 4.0%
Accenture PLC, “A”	9,251	$909,003
Cognizant Technology Solutions Corp., “A” (a)	10,438	653,523
Equifax, Inc.	4,138	402,131
Fidelity National Information Services, Inc.	11,019	739,155
Fiserv, Inc. (a)	5,542	479,993
Gartner, Inc. (a)	6,536	548,566
Global Payments, Inc.	3,996	458,461

		$4,190,832

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)(l)	5,402	$949,942
Time Warner Cable, Inc.	3,049	546,899

		$1,496,841

Chemicals – 1.8%
LyondellBasell Industries N.V., “A”	6,523	$543,757

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Monsanto Co.	5,636	$480,976
Orica Ltd.	22,563	238,997
PPG Industries, Inc.	7,724	677,318

		$1,941,048

Computer Software – 1.9%
Adobe Systems, Inc. (a)	10,173	$836,424
Qlik Technologies, Inc. (a)	11,037	402,299
Salesforce.com, Inc. (a)	11,588	804,555

		$2,043,278

Computer Software – Systems – 2.2%
Apple, Inc.	6,890	$759,967
EMC Corp.	29,337	708,782
Hewlett-Packard Co.	15,385	394,010
Sabre Corp.	16,068	436,728

		$2,299,487

Conglomerates – 0.4%
CK Hutchison Holdings Ltd.	31,464	$409,750

Construction – 0.4%
Sherwin-Williams Co.	2,025	$451,130

Consumer Products – 2.0%
Kimberly-Clark Corp.	5,212	$568,316
L’Oreal S.A.	4,193	726,449
Newell Rubbermaid, Inc.	20,007	794,478

		$2,089,243

Consumer Services – 0.7%
Priceline Group, Inc. (a)	600	$742,116

Containers – 0.4%
Crown Holdings, Inc. (a)	9,640	$441,030

Electrical Equipment – 3.2%
Danaher Corp. (s)	21,300	$1,814,973
Schneider Electric S.A.	8,974	501,477
Siemens AG	6,222	555,780
W.W. Grainger, Inc.	2,529	543,760

		$3,415,990

Electronics – 2.0%
Avago Technologies Ltd.	5,529	$691,180
Media Tek, Inc.	38,500	287,311
NXP Semiconductors N.V. (a)	4,171	363,169
Taiwan Semiconductor Manufacturing Co. Ltd.	122,000	486,842
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,887	246,655

		$2,075,157

Energy – Independent – 2.9%
Anadarko Petroleum Corp.	8,819	$532,579
EOG Resources, Inc.	12,247	891,582

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
INPEX Corp.	32,000	$285,893
Memorial Resource Development Corp. (a)	28,349	498,375
Oil Search Ltd.	91,094	461,886
Pioneer Natural Resources Co.	3,090	375,868

		$3,046,183

Energy – Integrated – 2.4%
BG Group PLC	84,318	$1,213,020
Exxon Mobil Corp. (s)	17,652	1,312,426

		$2,525,446

Food & Beverages – 4.7%
Coca-Cola Co.	24,839	$996,541
Danone S.A.	12,888	812,507
M. Dias Branco S.A. Industria e Comercio de Alimentos	6,910	101,266
Mead Johnson Nutrition Co., “A”	6,963	490,195
Mondelez International, Inc.	23,109	967,574
Nestle S.A.	17,326	1,302,206
Want Want China Holdings Ltd.	356,000	293,914

		$4,964,203

Food & Drug Stores – 1.1%
CVS Health Corp.	11,925	$1,150,524

General Merchandise – 2.3%
Costco Wholesale Corp.	4,697	$679,045
Dollar Tree, Inc. (a)	10,849	723,194
Target Corp.	13,293	1,045,627

		$2,447,866

Health Maintenance Organizations – 0.8%
UnitedHealth Group, Inc.	7,120	$825,991

Insurance – 2.9%
AIA Group Ltd.	168,800	$878,865
American International Group, Inc.	15,281	868,266
Hiscox Ltd.	50,250	716,068
MetLife, Inc.	13,701	646,002

		$3,109,201

Internet – 3.8%
Alibaba Group Holding Ltd., ADR (a)	5,441	$320,856
Facebook, Inc., “A” (a)	12,144	1,091,746
Google, Inc., “A” (a)	2,314	1,477,188
Google, Inc., “C” (a)	940	571,915
LinkedIn Corp., “A” (a)	2,810	534,265

		$3,995,970

Machinery & Tools – 1.9%
Atlas Copco AB, “A”	19,248	$462,461
Kubota Corp.	28,000	385,592
Roper Technologies, Inc.	4,348	681,332
Schindler Holding AG	3,322	477,201

		$2,006,586

Major Banks – 5.8%
BNP Paribas	12,961	$759,758

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
BOC Hong Kong Holdings Ltd.	162,000	$479,217
Goldman Sachs Group, Inc.	2,819	489,829
HSBC Holdings PLC	133,138	1,004,404
JPMorgan Chase & Co.	19,989	1,218,729
Sumitomo Mitsui Financial Group, Inc.	21,500	818,451
Wells Fargo & Co.	26,022	1,336,230

		$6,106,618

Medical & Health Technology & Services – 0.8%
McKesson Corp.	4,352	$805,251

Medical Equipment – 2.5%
Cooper Cos., Inc.	2,636	$392,395
Stryker Corp.	11,773	1,107,839
Terumo Corp.	18,900	535,890
Thermo Fisher Scientific, Inc.	2,547	311,447
VWR Corp. (a)	13,392	344,040

		$2,691,611

Metals & Mining – 0.8%
Iluka Resources Ltd.	32,435	$141,884
Rio Tinto Ltd.	21,117	705,979

		$847,863

Natural Gas – Distribution – 1.3%
Centrica PLC	91,136	$315,989
China Resources Gas Group Ltd.	174,000	451,969
Engie (l)	20,758	334,936
Tokyo Gas Co. Ltd.	57,000	277,080

		$1,379,974

Natural Gas – Pipeline – 0.8%
Enbridge, Inc.	12,311	$457,108
Williams Cos., Inc.	10,468	385,746

		$842,854

Network & Telecom – 0.8%
Cisco Systems, Inc.	33,168	$870,660

Oil Services – 0.6%
Schlumberger Ltd.	9,219	$635,834

Other Banks & Diversified Financials – 11.0%
Aeon Credit Service Co. Ltd.	22,100	$437,599
American Express Co.	14,519	1,076,293
Credicorp Ltd.	4,116	437,778
DBS Group Holdings Ltd.	48,400	552,975
Discover Financial Services	10,927	568,095
Element Financial Corp. (a)	45,654	623,317
Fifth Third Bancorp	30,442	575,658
HDFC Bank Ltd.	53,375	870,911
ING Groep N.V.	45,027	636,461
Intesa Sanpaolo S.p.A.	216,905	764,918
Julius Baer Group Ltd.	11,642	528,226
Kasikornbank Co. Ltd.	81,300	381,916
KBC Groep N.V.	9,763	614,950
Lloyds TSB Group PLC	592,702	673,892
Sberbank of Russia, ADR	71,619	353,476

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
UBS AG	59,510	$1,099,708
Visa, Inc., “A”	20,899	1,455,824

		$11,651,997

Pharmaceuticals – 7.2%
Allergan PLC (a)(s)	4,836	$1,314,473
Bayer AG	5,373	687,134
Eli Lilly & Co.	15,470	1,294,684
Novartis AG	16,805	1,541,522
Roche Holding AG	5,144	1,356,462
Santen Pharmaceutical Co. Ltd.	43,400	584,909
Valeant Pharmaceuticals International, Inc. (a)	4,670	833,035

		$7,612,219

Printing & Publishing – 0.6%
Reed Elsevier N.V.	38,972	$634,484

Railroad & Shipping – 0.9%
Union Pacific Corp.	10,576	$935,024

Restaurants – 1.9%
Aramark	25,070	$743,075
Whitbread PLC	7,313	516,409
YUM! Brands, Inc.	9,979	797,821

		$2,057,305

Specialty Chemicals – 2.4%
Akzo Nobel N.V.	9,533	$617,719
LG Chemical Ltd.	3,491	848,266
Linde AG	3,197	517,809
W.R. Grace & Co. (a)	5,516	513,264

		$2,497,058

Specialty Stores – 1.3%
ABC-MART, Inc.	7,700	$430,254
Gap, Inc.	14,488	412,908
Urban Outfitters, Inc. (a)	17,373	510,419

		$1,353,581

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	7,329	$644,805
KDDI Corp.	47,200	1,057,012
Mobile TeleSystems PJSC	41,787	136,049
Philippine Long Distance Telephone Co.	4,295	201,242
Vodafone Group PLC	120,491	379,947

		$2,419,055

Telephone Services – 1.3%
BT Group PLC	64,536	$409,642
Hellenic Telecommunications Organization S.A.	36,521	318,307
TDC A.S.	59,683	307,203
Verizon Communications, Inc.	7,553	328,631

		$1,363,783

Tobacco – 1.2%
Japan Tobacco, Inc.	18,400	$572,384
Reynolds American, Inc.	14,778	654,222

		$1,226,606

Trucking – 0.4%
Yamato Holdings Co. Ltd.	25,200	$483,194

Utilities – Electric Power – 1.8%
CMS Energy Corp.	36,926	$1,304,226
NextEra Energy, Inc.	5,918	577,301

		$1,881,527

Total Common Stocks		$104,697,219

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	655,250	$655,250

COLLATERAL FOR SECURITIES LOANED – 0.9%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	927,854	$927,854

Total Investments		$106,280,323

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(411,868)

Net Assets – 100.0%		$105,868,455

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short . At September 30, 2015, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2015, the fund had cash collateral of $10,962 and other liquid securities with an aggregate value of $537,268 to cover any commitments for securities sold short. At September 30, 2015, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$63,965,505	$—	$—	$63,965,505
United Kingdom	6,946,866	—	—	6,946,866
Switzerland	6,305,323	—	—	6,305,323
Japan	—	6,275,250	—	6,275,250
France	3,682,577	—	—	3,682,577
Netherlands	2,251,834	—	—	2,251,834
Hong Kong	—	2,046,599	—	2,046,599
Canada	1,913,459	—	—	1,913,459
Germany	1,760,722	—	—	1,760,722
Other Countries	4,778,082	4,771,002	—	9,549,084
Mutual Funds	1,583,104	—	—	1,583,104
Total Investments	$93,187,472	$13,092,851	$—	$106,280,323

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $15,906,426 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$102,541,964
Gross unrealized appreciation	14,076,622
Gross unrealized depreciation	(10,338,263)
Net unrealized appreciation (depreciation)	$3,738,359

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	989,853	14,380,763	(14,715,366)	655,250

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$531	$655,250

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	61.5%
United Kingdom	6.6%
Switzerland	6.0%
Japan	5.9%
France	3.5%
Netherlands	2.1%
Hong Kong	1.9%
Canada	1.8%
Germany	1.7%
Other Countries	9.0%

5

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.0%
Aerospace – 1.1%
Cobham PLC	230,566	$996,489
Honeywell International, Inc.	31,858	3,016,634
Lockheed Martin Corp.	18,190	3,770,969
United Technologies Corp.	23,325	2,075,692

		$9,859,784

Airlines – 0.1%
Air Canada (a)	89,040	$715,923

Alcoholic Beverages – 0.7%
AmBev S.A., ADR	160,280	$785,372
Heineken N.V.	36,666	2,959,714
Pernod Ricard S.A.	24,101	2,428,588

		$6,173,674

Apparel Manufacturers – 0.1%
Li & Fung Ltd.	1,402,000	$1,077,138

Automotive – 0.5%
General Motors Co.	15,031	$451,231
Johnson Controls, Inc.	26,597	1,100,052
Magna International, Inc.	35,287	1,692,560
USS Co. Ltd.	56,600	946,237

		$4,190,080

Biotechnology – 0.1%
Gilead Sciences, Inc.	5,408	$531,012

Broadcasting – 0.6%
Fuji Media Holdings, Inc.	40,000	$467,433
Nippon Television Holdings, Inc.	42,900	694,647
Omnicom Group, Inc.	21,375	1,408,613
ProSiebenSat.1 Media AG	25,581	1,253,131
Time Warner, Inc.	15,894	1,092,713
Viacom, Inc., “B”	12,216	527,120

		$5,443,657

Brokerage & Asset Managers – 0.4%
BlackRock, Inc.	4,854	$1,443,919
Computershare Ltd.	51,219	381,923
Daiwa Securities Group, Inc.	93,000	602,716
Franklin Resources, Inc.	14,668	546,530

		$2,975,088

Business Services – 1.6%
Accenture PLC, “A”	38,468	$3,779,866
Amadeus IT Holding S.A.	46,151	1,971,229
Ashtead Group PLC	57,203	804,764
Bunzl PLC	62,940	1,685,260
Compass Group PLC	152,264	2,425,452
Nomura Research, Inc.	58,630	2,258,743
SGS S.A.	304	530,269

		$13,455,583

Cable TV – 0.3%
Comcast Corp., “Special A”	47,285	$2,706,593

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.4%
3M Co.	29,207	$4,140,676
Givaudan S.A.	811	1,318,936
LyondellBasell Industries N.V., “A”	31,589	2,633,259
Monsanto Co.	6,442	549,760
Orica Ltd.	44,958	476,215
PPG Industries, Inc.	24,506	2,148,931
Yara International A.S.A.	15,998	637,988

		$11,905,765

Computer Software – 0.3%
Aspen Technology, Inc. (a)	12,306	$466,520
Cadence Design Systems, Inc. (a)	37,955	784,909
Oracle Corp.	44,871	1,620,741

		$2,872,170

Computer Software – Systems – 0.2%
International Business Machines Corp.	13,478	$1,953,906

Construction – 0.2%
Geberit AG	2,628	$802,745
Stanley Black & Decker, Inc.	4,725	458,231

		$1,260,976

Consumer Products – 1.5%
Kao Corp.	75,700	$3,439,301
Kobayashi Pharmaceutical Co. Ltd.	14,500	1,094,183
KOSE Corp.	6,500	595,396
Procter & Gamble Co.	42,649	3,068,169
Reckitt Benckiser Group PLC	27,633	2,502,674
Svenska Cellulosa Aktiebolaget	75,610	2,112,034

		$12,811,757

Containers – 0.3%
Brambles Ltd.	259,567	$1,779,634
Crown Holdings, Inc. (a)	8,745	400,084

		$2,179,718

Electrical Equipment – 0.9%
Danaher Corp.	18,354	$1,563,944
Legrand S.A.	23,536	1,247,499
Pentair PLC	8,499	433,789
Siemens AG	27,866	2,489,128
Spectris PLC	29,603	757,262
Tyco International PLC	32,444	1,085,576

		$7,577,198

Electronics – 1.2%
Analog Devices, Inc.	11,689	$659,376
Halma PLC	82,940	905,248
Hirose Electric Co. Ltd.	8,500	928,248
NVIDIA Corp.	37,010	912,297
Samsung Electronics Co. Ltd.	1,394	1,340,605
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138,411	2,872,028
Texas Instruments, Inc.	61,394	3,040,231

		$10,658,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 0.5%
Cairn Energy PLC (a)	137,880	$292,009
EOG Resources, Inc.	8,326	606,133
INPEX Corp.	48,300	431,520
Occidental Petroleum Corp.	16,714	1,105,631
Valero Energy Corp.	35,631	2,141,423

		$4,576,716

Energy – Integrated – 1.5%
BP PLC	36,538	$184,611
Chevron Corp.	13,172	1,039,007
China Petroleum & Chemical Corp.	2,062,000	1,268,156
Exxon Mobil Corp.	46,052	3,423,966
OAO Gazprom, ADR	153,462	616,917
Royal Dutch Shell PLC, “A”	119,846	2,817,355
Royal Dutch Shell PLC, “B”	59,769	1,413,195
Suncor Energy, Inc.	31,103	831,822
TOTAL S.A. (l)	28,891	1,297,768

		$12,892,797

Engineering – Construction – 0.1%
Bouygues S.A.	13,688	$485,309

Food & Beverages – 1.8%
Bunge Ltd.	12,009	$880,260
Danone S.A.	54,054	3,407,763
General Mills, Inc.	71,207	3,996,849
Nestle S.A.	72,818	5,472,931
Tyson Foods, Inc., “A”	37,907	1,633,792

		$15,391,595

Food & Drug Stores – 0.6%
Alimentation Couche-Tard, Inc., “B”	18,130	$833,749
CVS Health Corp.	40,216	3,880,040
Empire Co. Ltd.	19,428	399,624

		$5,113,413

Gaming & Lodging – 0.0%
Sands China Ltd.	103,200	$313,882

General Merchandise – 0.3%
Target Corp.	37,739	$2,968,550

Health Maintenance Organizations – 0.2%
Anthem, Inc.	9,076	$1,270,640

Insurance – 2.2%
ACE Ltd.	10,271	$1,062,021
Aon PLC	19,783	1,752,972
Delta Lloyd N.V.	16,344	137,026
Everest Re Group Ltd.	6,681	1,158,085
Fairfax Financial Holdings Ltd.	4,766	2,170,467
Hiscox Ltd.	59,987	854,821
MetLife, Inc.	60,201	2,838,477
Prudential Financial, Inc.	37,055	2,823,962
Suncorp-Metway Ltd.	80,786	696,072
Swiss Re Ltd.	9,531	817,558
Travelers Cos., Inc.	27,935	2,780,371
Validus Holdings Ltd.	21,145	953,005
Zurich Insurance Group AG	3,105	762,073

		$18,806,910

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.2%
Glory Ltd.	6,400	$151,489
Illinois Tool Works, Inc.	12,200	1,004,182
Neopost S.A.	11,225	291,997

		$1,447,668

Major Banks – 2.2%
Banco do Brasil S.A.	38,700	$148,377
Bank of New York Mellon Corp.	53,249	2,084,698
BNP Paribas	7,854	460,392
BOC Hong Kong Holdings Ltd.	399,500	1,181,774
Goldman Sachs Group, Inc.	9,445	1,641,163
HSBC Holdings PLC	381,310	2,876,634
JPMorgan Chase & Co.	65,261	3,978,963
State Street Corp.	24,071	1,617,812
Sumitomo Mitsui Financial Group, Inc.	14,400	548,172
Toronto-Dominion Bank	15,599	614,843
Wells Fargo & Co.	80,978	4,158,220

		$19,311,048

Medical Equipment – 0.5%
Abbott Laboratories	40,793	$1,640,694
Medtronic PLC	30,489	2,040,934
St. Jude Medical, Inc.	13,735	866,541

		$4,548,169

Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	82,960	$200,813
Rio Tinto Ltd.	58,676	1,961,642

		$2,162,455

Natural Gas – Distribution – 0.3%
Centrica PLC	173,203	$600,533
Engie (l)	119,291	1,924,790

		$2,525,323

Network & Telecom – 0.3%
Ericsson, Inc., “B”	281,496	$2,764,529

Oil Services – 0.1%
Schlumberger Ltd.	17,403	$1,200,285

Other Banks & Diversified Financials – 1.4%
Agricultural Bank of China Ltd., “H”	857,000	$325,719
American Express Co.	14,915	1,105,649
China Construction Bank	2,046,000	1,370,507
DBS Group Holdings Ltd.	131,000	1,496,688
DnB NOR A.S.A.	99,130	1,289,021
Hachijuni Bank Ltd.	52,000	367,772
ING Groep N.V.	135,775	1,919,194
North Pacific Bank Ltd.	44,600	177,307
Sberbank of Russia, ADR	101,858	502,720
U.S. Bancorp	61,327	2,515,020
UBS AG	41,717	770,904

		$11,840,501

Pharmaceuticals – 4.2%
Bayer AG	24,210	$3,096,129
Bristol-Myers Squibb Co.	42,001	2,486,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Eli Lilly & Co.	19,343	$1,618,816
GlaxoSmithKline PLC	143,358	2,745,508
Johnson & Johnson	52,013	4,855,414
Merck & Co., Inc.	51,450	2,541,116
Novartis AG	85,743	7,865,200
Pfizer, Inc.	181,667	5,706,160
Roche Holding AG	13,214	3,484,504
Santen Pharmaceutical Co. Ltd.	76,500	1,031,004
Teva Pharmaceutical Industries Ltd., ADR	15,646	883,373

		$36,313,683

Printing & Publishing – 0.1%
Reed Elsevier N.V.	37,154	$604,886

Railroad & Shipping – 0.1%
Canadian National Railway Co. (l)	9,598	$544,782
Union Pacific Corp.	6,784	599,773

		$1,144,555

Real Estate – 0.5%
Deutsche Wohnen AG	110,429	$2,947,249
Medical Properties Trust, Inc., REIT	81,978	906,677

		$3,853,926

Restaurants – 0.2%
Greggs PLC	26,685	$437,990
McDonald’s Corp.	14,303	1,409,275

		$1,847,265

Specialty Chemicals – 0.2%
Linde AG	2,144	$347,257
PTT Global Chemical PLC	999,300	1,479,884

		$1,827,141

Specialty Stores – 0.0%
Esprit Holdings Ltd.	375,700	$281,354

Telecommunications – Wireless – 0.7%
KDDI Corp.	213,100	$4,772,232
Vodafone Group PLC	458,703	1,446,440

		$6,218,672

Telephone Services – 1.1%
Bezeq – The Israel Telecommunication Corp. Ltd.	162,803	$311,251
BT Group PLC	410,112	2,603,185
Nippon Television Holdings, Inc.	15,900	558,404
TDC A.S.	309,273	1,591,906
Verizon Communications, Inc.	102,526	4,460,906

		$9,525,652

Tobacco – 1.9%
Altria Group, Inc.	48,667	$2,647,485
British American Tobacco PLC	42,855	2,361,716
Imperial Tobacco Group PLC	15,418	796,033
Japan Tobacco, Inc.	95,000	2,955,243
Philip Morris International, Inc.	68,175	5,408,323
Reynolds American, Inc.	57,187	2,531,668

		$16,700,468

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Trucking – 0.5%
bpost S.A.		10,426	$247,330
United Parcel Service, Inc., “B”		16,390	1,617,529
Yamato Holdings Co. Ltd.		115,300	2,210,813

			$4,075,672

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.		52,022	$2,957,971
Endesa S.A.		20,112	423,394
Korea Electric Power Corp.		20,080	826,660

			$4,208,025

Total Common Stocks			$292,569,144

BONDS – 61.3%
Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	475,000	$504,322

Asset-Backed & Securitized – 2.8%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.596%, 1/30/25 (z)		$1,367,000	$1,355,359
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		1,729,018	1,785,256
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		49,757	49,966
CWCapital LLC, 5.223%, 8/15/48		1,874,386	1,927,025
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25 (z)		1,757,000	1,724,141
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21 (z)		1,026,205	1,018,929
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		753,000	752,938
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.445%, 4/25/25 (z)		1,595,000	1,571,136
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		2,570,000	2,651,567
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.961%, 6/15/49		974,829	981,857
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51		94,803	94,880
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49		2,310,000	2,396,031
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21 (z)		1,410,740	1,404,792
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.031%, 6/12/50		353,773	354,596
Merrill Lynch Mortgage Trust, FRN, 6.031%, 6/12/50		3,310,000	3,451,532
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48		2,271,943	2,337,639

			$23,857,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Automotive – 0.8%
American Honda Finance Corp., 1.375%, 11/10/22	EUR	875,000	$975,769
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$917,000	910,938
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	575,000	587,892
FGA Capital Ireland PLC, 2%, 10/23/19	EUR	600,000	665,774
Hyundai Capital America, 2.6%, 3/19/20 (n)		$916,000	913,082
RCI Banque S.A., 4.25%, 4/27/17	EUR	650,000	764,598
Volkswagen Group of America Finance LLC, 2.4%, 5/22/20		$600,000	556,625
Volkswagen International Finance N.V., 3.75%, 3/29/49	EUR	550,000	528,569
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	615,000	628,789

			$6,532,036

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/20		$411,000	$469,341

Broadcasting – 0.3%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	1,125,000	$1,075,915
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)		$631,000	618,658
Omnicom Group, Inc., 3.65%, 11/01/24		357,000	350,569
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	715,000	819,122

			$2,864,264

Brokerage & Asset Managers – 0.2%
CME Group, Inc., 3%, 3/15/25		$1,000,000	$981,446
TD Ameritrade Holding Corp., 2.95%, 4/01/22		676,000	680,755

			$1,662,201

Building – 0.3%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	700,000	$829,630
Martin Marietta Materials, Inc., 4.25%, 7/02/24		$367,000	368,521
Mohawk Industries, Inc., 6.125%, 1/15/16		558,000	565,443
Mohawk Industries, Inc., 2%, 1/14/22	EUR	825,000	920,908
Owens Corning, Inc., 4.2%, 12/15/22		$281,000	284,689

			$2,969,191

Business Services – 0.5%
Fidelity National Information Services, Inc., 5%, 3/15/22		$717,000	$749,310
Fidelity National Information Services, Inc., 3.875%, 6/05/24		658,000	626,243
Fiserv, Inc., 2.7%, 6/01/20		1,627,000	1,639,821
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,470,000	1,415,401

			$4,430,775

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – 0.6%
CCO Safari II LLC, 6.384%, 10/23/35 (n)		$643,000	$650,553
Comcast Corp., 4.65%, 7/15/42		512,000	526,440
Cox Communications, Inc., 3.25%, 12/15/22 (n)		498,000	473,122
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		886,000	890,698
NBCUniversal Media LLC, 5.15%, 4/30/20		1,166,000	1,316,121
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	674,000	566,736
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	517,332
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	130,542
Time Warner Cable, Inc., 4.5%, 9/15/42		$78,000	61,669

			$5,133,213

Chemicals – 0.2%
CF Industries, Inc., 5.15%, 3/15/34		$604,000	$581,848
LyondellBasell Industries N.V., 5%, 4/15/19		903,000	973,616

			$1,555,464

Computer Software – Systems – 0.3%
Apple, Inc., 2.7%, 5/13/22		$1,582,000	$1,591,054
Apple, Inc., 3.6%, 7/31/42	GBP	650,000	955,405

			$2,546,459

Conglomerates – 0.3%
DH Europe Finance S.A., 1%, 7/08/19	EUR	450,000	$506,408
General Electric Co., 1.25%, 5/26/23	EUR	325,000	359,781
Roper Industries, Inc., 1.85%, 11/15/17		$511,000	511,702
Smiths Group PLC, 1.25%, 4/28/23	EUR	825,000	871,086
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	600,000	619,594

			$2,868,571

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$577,000	$597,934
Whirlpool Corp., 0.625%, 3/12/20	EUR	375,000	408,956

			$1,006,890

Consumer Services – 0.1%
Priceline Group, Inc., 3.65%, 3/15/25		$686,000	$681,850
Priceline Group, Inc., 1.8%, 3/03/27	EUR	450,000	436,502

			$1,118,352

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$561,299

Electrical Equipment – 0.0%
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		$382,000	$372,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Electronics – 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$778,000	$786,034
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	150,000	161,747

			$947,781

Emerging Market Quasi-Sovereign – 0.9%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,489,000	$1,449,407
Comision Federal de Electricidad, 4.875%, 1/15/24		669,000	677,423
Empresa Nacional del Petroleo, 6.25%, 7/08/19		619,000	676,535
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,570,000	1,571,570
Petroleos Mexicanos, 5.5%, 1/21/21		664,000	698,163
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		479,000	441,590
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,180,000	2,295,830

			$7,810,518

Emerging Market Sovereign – 1.1%
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	500,000	$534,955
Republic of Peru, 7.35%, 7/21/25		$1,984,000	2,475,040
United Mexican States, 6.5%, 6/10/21	MXN	91,800,000	5,686,323
United Mexican States, 3.625%, 3/15/22		$140,000	141,260
United Mexican States, 1.625%, 3/06/24	EUR	275,000	285,160

			$9,122,738

Energy – Independent – 0.0%
Pioneer Natural Resources Co., 7.5%, 1/15/20		$212,000	$243,768

Energy – Integrated – 0.3%
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	$718,125
Shell International Finance B.V., 2.125%, 5/11/20		$1,823,000	1,824,887
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	500,000	491,191

			$3,034,203

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$859,000	$944,814

Food & Beverages – 0.8%
Coca-Cola Co., 0.75%, 3/09/23	EUR	425,000	$454,368
Coca-Cola Co., 1.125%, 3/09/27	EUR	350,000	358,868
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	600,000	595,645
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	550,000	640,026

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
J.M. Smucker Co., 2.5%, 3/15/20 (n)		$1,515,000	$1,519,613
J.M. Smucker Co., 4.375%, 3/15/45 (n)		272,000	261,350
Kraft Heinz Co., 5%, 7/15/35 (n)		308,000	321,733
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		605,000	618,018
Mondelez International, Inc., 2.375%, 3/06/35	EUR	150,000	146,317
PepsiCo, Inc., 3.1%, 7/17/22		$1,671,000	1,711,420
Tyson Foods, Inc., 5.15%, 8/15/44		239,000	250,729
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		409,000	420,159

			$7,298,246

Food & Drug Stores – 0.4%
CVS Health Corp., 3.375%, 8/12/24		$820,000	$823,943
CVS Health Corp., 4.875%, 7/20/35		364,000	381,935
CVS Health Corp., 5.75%, 6/01/17		750,000	804,938
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		1,164,000	1,179,709

			$3,190,525

Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$1,090,000	$1,221,408
Packaging Corp. of America, 3.9%, 6/15/22		717,000	732,920

			$1,954,328

Gaming & Lodging – 0.3%
InterContinental Hotels Group PLC, 3.75%, 8/14/25	GBP	410,000	$616,527
Whitbread PLC, 3.375%, 10/16/25	GBP	350,000	531,169
Wyndham Worldwide Corp., 2.5%, 3/01/18		$742,000	743,021
Wyndham Worldwide Corp., 5.625%, 3/01/21		400,000	434,712

			$2,325,429

Insurance – 0.5%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$500,000	$479,880
American International Group, Inc., 3.75%, 7/10/25		1,038,000	1,054,122
American International Group, Inc., 4.875%, 6/01/22		887,000	978,762
Aviva PLC, 3.375%, 12/04/45	EUR	600,000	613,532
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	721,393
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	650,000	838,888

			$4,686,577

Insurance – Health – 0.2%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$1,561,000	$1,597,262

Insurance – Property & Casualty – 0.4%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$462,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	400,000	$373,264
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$400,000	398,594
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		1,010,000	996,113
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		505,000	516,226
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	400,000	660,276

			$3,407,034

International Market Quasi-Sovereign – 0.7%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	500,000	$752,387
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$710,000	753,488
Statoil A.S.A., 4.25%, 11/23/41		1,260,000	1,241,913
Statoil A.S.A., FRN, 0.61%, 5/15/18		759,000	752,509
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		2,880,000	2,844,164

			$6,344,461

International Market Sovereign – 24.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	11,189,000	$9,330,973
Federal Republic of Germany, 6.25%, 1/04/30	EUR	700,000	1,345,789
Federal Republic of Germany, 2.5%, 7/04/44	EUR	1,661,000	2,393,777
Government of Canada, 4.25%, 6/01/18	CAD	4,927,000	4,052,656
Government of Canada, 2.5%, 6/01/24	CAD	4,685,000	3,844,649
Government of Canada, 5.75%, 6/01/33	CAD	3,810,000	4,415,774
Government of Canada, 4%, 6/01/41	CAD	1,043,000	1,051,589
Government of Japan, 1.1%, 6/20/20	JPY	1,773,600,000	15,507,117
Government of Japan, 2.1%, 9/20/24	JPY	1,776,000,000	17,208,243
Government of Japan, 2.2%, 9/20/27	JPY	1,329,450,000	13,269,122
Government of Japan, 1.5%, 3/20/34	JPY	863,000,000	7,778,546
Government of Japan, 2.4%, 3/20/37	JPY	304,200,000	3,104,506
Government of Japan, 1.8%, 3/20/43	JPY	699,400,000	6,434,200
Government of Japan, 2%, 3/20/52	JPY	175,000,000	1,674,057
Government of New Zealand, 5.5%, 4/15/23	NZD	11,557,000	8,635,468
Government of Norway, 3.75%, 5/25/21	NOK	42,743,000	5,775,486
Government of Norway, 3%, 3/14/24	NOK	24,778,000	3,282,331
Kingdom of Belgium, 4%, 3/28/32	EUR	2,233,000	3,410,126
Kingdom of Denmark, 1.5%, 11/15/23	DKK	10,754,000	1,728,333
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,857,000	7,531,536
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,517,000	9,219,031
Kingdom of Spain, 5.4%, 1/31/23	EUR	3,824,000	5,422,356
Kingdom of Spain, 5.15%, 10/31/28		EUR 2,115,000	3,121,192

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of Sweden, 3.5%, 6/01/22	SEK	13,530,000	$1,954,578
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	336,000	572,364
Republic of Austria, 1.75%, 10/20/23	EUR	1,673,000	2,044,566
Republic of France, 6%, 10/25/25	EUR	3,951,000	6,586,054
Republic of France, 4.75%, 4/25/35	EUR	1,505,000	2,560,838
Republic of France, 4.5%, 4/25/41	EUR	1,777,000	3,092,800
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,518,000	1,551,045
Republic of Ireland, 5.4%, 3/13/25	EUR	49,000	74,923
Republic of Italy, 5.25%, 8/01/17	EUR	8,934,000	10,913,309
Republic of Italy, 3.75%, 3/01/21	EUR	10,531,000	13,509,301
Republic of Italy, 5.5%, 9/01/22	EUR	4,811,000	6,863,296
Republic of Italy, 4.75%, 9/01/28	EUR	2,115,000	3,066,384
United Kingdom Treasury, 5%, 3/07/18	GBP	2,069,000	3,464,463
United Kingdom Treasury, 8%, 6/07/21	GBP	2,536,000	5,249,043
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,649,000	3,131,625
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,259,000	4,445,109
United Kingdom Treasury, 3.25%, 1/22/44	GBP	1,878,000	3,287,520
United Kingdom Treasury, 3.75%, 7/22/52	GBP	799,000	1,600,110
United Kingdom Treasury, 4%, 1/22/60	GBP	344,000	750,292

			$214,254,477

Local Authorities – 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	489,000	$363,055
Province of Manitoba, 4.15%, 6/03/20	CAD	430,000	360,878

			$723,933

Major Banks – 3.3%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$1,560,000	$1,557,710
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	450,000	618,432
Bank of America Corp., 1.75%, 6/05/18		$750,000	748,225
Bank of America Corp., 7.625%, 6/01/19		690,000	812,080
Bank of America Corp., 4.1%, 7/24/23		500,000	519,495
Bank of America Corp., 4.125%, 1/22/24		757,000	791,362
Bank of America Corp., 3.95%, 4/21/25		1,545,000	1,503,030
Barclays Bank PLC, 6%, 1/14/21	EUR	398,000	525,183
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	350,000	568,123
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	562,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$860,000	$925,575
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,486,000	1,705,466
Goldman Sachs Group, Inc., 3.5%, 1/23/25		831,000	817,835
HSBC Bank PLC, FRN, 0.96%, 5/15/18 (n)		1,833,000	1,829,114
ING Bank N.V., 5.8%, 9/25/23 (n)		1,657,000	1,796,504
ING Bank N.V., 3.5% to 11/21/18, FRN to 11/21/23	EUR	700,000	820,165
JPMorgan Chase & Co., 4.25%, 10/15/20		$1,579,000	1,692,532
JPMorgan Chase & Co., 3.125%, 1/23/25		557,000	537,565
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		761,000	792,391
Morgan Stanley, 2.2%, 12/07/18		751,000	757,973
Morgan Stanley, 5.5%, 7/28/21		850,000	960,601
Morgan Stanley, 3.95%, 4/23/27		636,000	612,518
Morgan Stanley, 4.3%, 1/27/45		413,000	392,506
Nationwide Building Society, 1.25%, 3/03/25	EUR	470,000	496,284
PNC Bank N.A., 2.6%, 7/21/20		$873,000	882,352
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		1,510,000	1,638,350
Regions Financial Corp., 2%, 5/15/18		908,000	907,281
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	597,470
Wells Fargo & Co., 4.1%, 6/03/26		$1,680,000	1,694,839
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		374,000	374,000

			$28,437,827

Medical & Health Technology & Services – 0.2%
Becton, Dickinson and Co., 3.734%, 12/15/24		$459,000	$467,271
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		1,025,000	1,020,231
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		541,000	494,329

			$1,981,831

Medical Equipment – 0.3%
Medtronic, Inc., 3.5%, 3/15/25		$1,853,000	$1,890,697
Zimmer Holdings, Inc., 4.25%, 8/15/35		722,000	675,828

			$2,566,525

Metals & Mining – 0.7%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$1,121,000	$1,175,426
Cameco Corp., 5.67%, 9/02/19	CAD	679,000	568,111
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	250,000	345,513
Glencore Finance (Europe) S.A., 1.25%, 3/17/21	EUR	560,000	481,823

Issuer	Shares/Par		Value ($)

BONDS – continued
Metals & Mining – continued
Kinross Gold Corp., 5.95%, 3/15/24		$746,000	$606,228
Plains Exploration & Production Co., 6.875%, 2/15/23		585,000	517,579
Southern Copper Corp., 6.75%, 4/16/40		355,000	315,109
Southern Copper Corp., 5.875%, 4/23/45		1,510,000	1,225,894
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	450,000	483,365

			$5,719,048

Midstream – 1.0%
APT Pipelines Ltd., 5%, 3/23/35 (n)		$705,000	$639,587
Energy Transfer Partners LP, 4.65%, 6/01/21		1,066,000	1,064,464
Energy Transfer Partners LP, 3.6%, 2/01/23		745,000	670,695
Enterprise Products Operating LLC, 1.65%, 5/07/18		1,250,000	1,241,475
Enterprise Products Operating LLC, 3.9%, 2/15/24		513,000	503,664
Enterprise Products Operating LLC, 4.85%, 3/15/44		231,000	205,929
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		967,000	798,534
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	375,000	331,853
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	793,000	567,181
Spectra Energy Partners LP, 4.75%, 3/15/24		$899,000	929,261
Sunoco Logistics Partners LP, 5.3%, 4/01/44		621,000	502,275
Williams Cos., Inc., 3.7%, 1/15/23		1,400,000	1,085,658

			$8,540,576

Mortgage-Backed – 3.9%
Fannie Mae, 5.435%, 11/01/15		$29,303	$29,237
Fannie Mae, 5.401%, 2/01/16		18,647	18,781
Fannie Mae, 5.271%, 4/01/16		377,651	379,234
Fannie Mae, 5.733%, 7/01/16		583,285	590,952
Fannie Mae, 5.05%, 1/01/17		458,555	473,862
Fannie Mae, 5.599%, 1/01/17		111	111
Fannie Mae, 5.361%, 6/01/18		506,552	550,145
Fannie Mae, 3.854%, 7/01/18		1,573,698	1,671,663
Fannie Mae, 4.57%, 5/01/19		225,932	247,954
Fannie Mae, 4.6%, 9/01/19		591,355	651,351
Fannie Mae, 4.45%, 10/01/19		413,557	455,205
Fannie Mae, 5%, 12/01/20 - 8/01/40		3,789,740	4,199,140
Fannie Mae, 4.5%, 7/01/23 - 10/01/40		3,797,910	4,142,599
Fannie Mae, 4%, 3/01/25 - 2/01/41		2,039,000	2,177,705
Fannie Mae, 5.5%, 11/01/36 - 4/01/37		437,843	491,226
Fannie Mae, 6%, 9/01/37 - 6/01/38		674,037	762,801
Fannie Mae, 3.5%, 5/01/43		3,093,056	3,254,450
Freddie Mac, 4%, 9/01/44		2,698,832	2,875,812
Freddie Mac, 3.882%, 11/25/17		278,000	292,395
Freddie Mac, 2.699%, 5/25/18		705,000	729,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.323%, 10/25/18		$447,000	$459,083
Freddie Mac, 5.085%, 3/25/19		30,000	33,535
Freddie Mac, 4.186%, 8/25/19		650,000	711,420
Freddie Mac, 2.757%, 5/25/20		188,324	193,880
Freddie Mac, 3.32%, 7/25/20		955,180	993,081
Freddie Mac, 4%, 7/01/25		334,595	358,360
Freddie Mac, 5.5%, 5/01/34 - 7/01/37		99,061	110,114
Freddie Mac, 5%, 10/01/36 - 10/01/38		692,988	759,909
Freddie Mac, 4.5%, 5/01/40		462,379	501,715
Ginnie Mae, 5%, 5/15/40		256,928	285,460
Ginnie Mae, 3.5%, 6/20/43		2,316,624	2,434,007
Ginnie Mae, TBA, 4%, 10/01/45		2,437,000	2,596,405

			$33,430,936

Natural Gas – Distribution – 0.2%
Engie, 3% to 6/02/19, FRN to 6/29/49	EUR	500,000	$550,196
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,420,000	1,396,022

			$1,946,218

Network & Telecom – 0.8%
AT&T, Inc., 2.45%, 6/30/20		$739,000	$727,611
AT&T, Inc., 4.75%, 5/15/46		769,000	704,632
British Telecom PLC, 5.75%, 12/07/28	GBP	250,000	453,862
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		$1,720,000	1,653,899
Verizon Communications, Inc., 4.5%, 9/15/20		997,000	1,080,035
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	600,000	652,622
Verizon Communications, Inc., 6.4%, 9/15/33		$1,095,000	1,254,428

			$6,527,089

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24		$500,000	$483,205
Valero Energy Corp., 4.9%, 3/15/45		977,000	869,747

			$1,352,952

Other Banks & Diversified Financials – 2.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,510,000	$1,555,300
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	500,000	566,251
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,604,000	1,736,330
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	600,000	679,644
BPCE S.A., 4.5%, 3/15/25 (n)		$384,000	369,539
Capital One Bank (USA) N.A., 3.375%, 2/15/23		978,000	951,264
Citigroup, Inc., 2.15%, 7/30/18		1,267,000	1,273,286
Citigroup, Inc., 8.5%, 5/22/19		824,000	994,862
Citigroup, Inc., 3.75%, 6/16/24		750,000	762,832

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Discover Bank, 7%, 4/15/20		$1,971,000	$2,285,126
Discover Bank, 3.1%, 6/04/20		501,000	505,850
Intesa Sanpaolo S.p.A, 1.125%, 3/04/22	EUR	650,000	684,736
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	450,000	749,929
KBC Groep N.V., 2.375% to 11/25/19, FRN to 11/25/24	EUR	600,000	676,407
KBC Groep N.V., FRN, 1.875%, 3/11/27	EUR	300,000	316,233
Macquarie Group Ltd., 3%, 12/03/18 (n)		$164,000	166,266
Rabobank Nederland N.V., 4%, 9/19/22	GBP	350,000	571,451
Svenska Handelsbanken AB, FRN, 0.795%, 3/21/16		$2,150,000	2,152,666

			$16,997,972

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/22		$717,000	$720,608

Pharmaceuticals – 1.2%
AbbVie, Inc., 1.75%, 11/06/17		$750,000	$752,228
AbbVie, Inc., 2.5%, 5/14/20		2,069,000	2,057,571
Actavis Funding SCS, 4.85%, 6/15/44		117,000	106,637
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	605,000	662,421
Bayer AG, 2.375%, 4/02/75	EUR	425,000	430,068
Biogen, Inc., 5.2%, 9/15/45		$691,000	697,252
Celgene Corp., 1.9%, 8/15/17		717,000	722,236
Celgene Corp., 2.875%, 8/15/20		1,479,000	1,492,419
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		898,000	950,458
Gilead Sciences, Inc., 2.35%, 2/01/20		448,000	451,214
Gilead Sciences, Inc., 4.75%, 3/01/46		559,000	561,578
Mylan, Inc., 2.55%, 3/28/19		319,000	314,293
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		802,000	800,025

			$9,998,400

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 6%, 8/15/40		$150,000	$82,500
Teck Resources Ltd., 5.4%, 2/01/43		225,000	123,750

			$206,250

Printing & Publishing – 0.1%
Moody’s Corp., 4.875%, 2/15/24		$750,000	$792,886

Real Estate – Apartment – 0.1%
Deutsche Annington Finance B.V., FRN, 4%, 12/29/49	EUR	600,000	$641,946
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	550,000	618,859

			$1,260,805

Real Estate – Healthcare – 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$367,000	$359,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Real Estate – Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$950,000	$923,913

Real Estate – Other – 0.1%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25		$1,052,000	$1,037,015

Real Estate – Retail – 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	450,000	$533,008
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$750,000	851,085

			$1,384,093

Restaurants – 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$240,064

Retailers – 0.6%
Dollar General Corp., 4.125%, 7/15/17		$742,000	$765,086
Gap, Inc., 5.95%, 4/12/21		1,307,000	1,414,788
Home Depot, Inc., 2.625%, 6/01/22		695,000	694,699
Kohl’s Corp., 4.25%, 7/17/25		1,671,000	1,673,923
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	490,913

			$5,039,409

Specialty Chemicals – 0.1%
Ecolab, Inc., 2.625%, 7/08/25	EUR	325,000	$375,594
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		$570,000	552,900

			$928,494

Supermarkets – 0.2%
Carrefour S.A., 1.75%, 7/15/22	EUR	475,000	$538,253
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	680,000	571,613
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	300,000	408,108

			$1,517,974

Supranational – 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	465,000	$357,076
International Finance Corp., 3.25%, 7/22/19	AUD	675,000	488,227

			$845,303

Telecommunications – Wireless – 0.4%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	800,000	$1,073,097
American Tower Corp., REIT, 4.7%, 3/15/22		$327,000	343,771
American Tower Corp., REIT, 3.5%, 1/31/23		812,000	782,285
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	389,000	454,229
Rogers Communications, Inc., 5%, 3/15/44		$489,000	495,480

Issuer	Shares/Par		Value ($)

BONDS – continued
Telecommunications – Wireless – continued
SBA Tower Trust, 2.898%, 10/15/44 (n)		$349,000	$350,113

			$3,498,975

Telephone Services – 0.1%
TDC A.S., 1.75%, 2/27/27	EUR	400,000	$390,659
TELUS Corp., 5.05%, 7/23/20	CAD	687,000	576,375

			$967,034

Tobacco – 0.8%
Altria Group, Inc., 2.85%, 8/09/22		$1,490,000	$1,455,764
B.A.T. International Finance PLC, 0.875%, 10/13/23	EUR	500,000	528,371
B.A.T. International Finance PLC, 2%, 3/13/45	EUR	450,000	413,492
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)		$1,349,000	1,365,804
Reynolds American, Inc., 8.125%, 6/23/19 (n)		327,000	387,227
Reynolds American, Inc., 3.25%, 6/12/20		493,000	507,067
Reynolds American, Inc., 4%, 6/12/22		351,000	366,766
Reynolds American, Inc., 4.45%, 6/12/25		258,000	269,960
Reynolds American, Inc., 5.7%, 8/15/35		1,138,000	1,236,630

			$6,531,081

Transportation – Services – 0.3%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$376,000	$383,446
ERAC USA Finance LLC, 7%, 10/15/37 (n)		824,000	1,024,670
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	361,456
HIT Finance B.V., 4.875%, 10/27/21	EUR	500,000	663,535

			$2,433,107

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.09%, 10/01/25		$16,315	$17,794
Small Business Administration, 5.21%, 1/01/26		491,328	535,159
Small Business Administration, 5.31%, 5/01/27		161,353	179,136
Small Business Administration, 2.22%, 3/01/33		1,941,567	1,938,343

			$2,670,432

U.S. Treasury Obligations – 5.3%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$5,392,000	$7,033,891
U.S. Treasury Bonds, 3.625%, 2/15/44		3,912,000	4,498,698
U.S. Treasury Notes, 3.5%, 5/15/20 (f)		19,390,000	21,256,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.75%, 2/15/24 (f)		$6,590,000	$7,003,931
U.S. Treasury Notes, 2%, 2/15/25 (f)		5,828,000	5,805,236

			$45,598,296

Utilities – Electric Power – 0.8%
CMS Energy Corp., 5.05%, 3/15/22		$954,000	$1,048,449
E.CL S.A., 4.5%, 1/29/25 (n)		1,180,000	1,171,746
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	350,000	632,099
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	610,932
Enel Finance International N.V., 1.966%, 1/27/25	EUR	600,000	673,134
Enel Finance International N.V., 4.875%, 3/11/20	EUR	500,000	650,968
Enel Finance International N.V., 5.625%, 8/14/24	GBP	200,000	350,202
Enel S.p.A., 6.25%, 6/20/19	GBP	450,000	772,103
PPL Capital Funding, Inc., 5%, 3/15/44		$473,000	494,657
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		280,000	311,574
Transelec S.A., 4.25%, 1/14/25 (n)		201,000	197,958

			$6,913,822

Total Bonds			$527,706,360

CONVERTIBLE PREFERRED STOCKS – 0.1%
Pharmaceuticals – 0.0%
Allergan PLC, 5.5%		225	$212,279

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%		3,730	$347,450

Total Convertible Preferred Stocks			$559,729

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	26,240	$2,696,612

Telephone Services – 0.1%
Telecom Italia S.p.A.	605,349	$620,274

Total Preferred Stocks		$3,316,886

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
Hang Seng China Enterprises Index – December 2015 @ HKD 11,800	173	$34,600
S&P 500 Index – December 2015 @ $2,300	318	3,180

Total Call Options Purchased		37,780

PUT OPTIONS PURCHASED – 0.0%
Russell 2000 Index – December 2015 @ $870	210	$107,100

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	29,269,965	$29,269,965

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	2,836,338	$2,836,338

Total Investments		$856,403,302

OTHER ASSETS, LESS LIABILITIES – 0.5%		4,280,295

Net Assets – 100.0%		$860,683,597

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,241,047, representing 5.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.596%, 1/30/25	9/26/14	$1,359,253	$1,355,359
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25	9/26/14	1,733,472	1,724,141
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21	4/08/15	1,019,555	1,018,929
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.445%, 4/25/25	9/26/14	1,577,602	1,571,136
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21	4/08/15	1,401,972	1,404,792

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	$679,024	$534,955
Total Restricted Securities			$7,609,312
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	18,707,591	12/18/15	$13,313,444	$13,077,496	$235,948
SELL	AUD	Westpac Banking Corp.	11,854,339	10/09/15	8,761,482	8,317,243	444,239
BUY	BRL	Morgan Stanley Capital Services, Inc.	3,600,000	10/02/15	906,139	908,059	1,920
SELL	BRL	Morgan Stanley Capital Services, Inc.	3,600,000	10/02/15	1,057,424	908,059	149,365
BUY	CAD	JPMorgan Chase Bank N.A.	11,125,766	12/18/15	8,292,000	8,334,344	42,344
SELL	CAD	Goldman Sachs International	3,095,629	10/09/15	2,363,108	2,319,578	43,530
SELL	CAD	JPMorgan Chase Bank N.A.	13,687,456	12/18/15	10,349,370	10,253,314	96,056
SELL	CAD	Merrill Lynch International	3,016,864	10/09/15	2,380,796	2,260,558	120,238
SELL	CAD	Morgan Stanley Capital Services, Inc.	251,000	10/09/15	188,495	188,076	419
SELL	CHF	JPMorgan Chase Bank N.A.	38,285,291	12/18/15	39,514,182	39,393,957	120,225

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	CZK	Citibank N.A.	15,672,000	10/09/15	$638,703	$644,107	$5,404
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	12/18/15	1,578,531	1,575,176	3,355
BUY	EUR	Deutsche Bank AG	375,000	10/09/15	412,995	419,066	6,071
BUY	EUR	Goldman Sachs International	9,738,885	10/09/15	10,694,018	10,883,298	189,280
BUY	EUR	Merrill Lynch International	1,515,000	10/09/15	1,652,371	1,693,027	40,656
BUY	EUR	UBS AG	10,676,751	10/09/15	11,683,558	11,931,372	247,814
SELL	EUR	Barclays Bank PLC	520,000	10/09/15	583,045	581,105	1,940
SELL	EUR	Goldman Sachs International	84,576,706	10/09/15-12/18/15	94,778,838	94,629,816	149,022
SELL	EUR	JPMorgan Chase Bank N.A.	30,223,688	12/18/15	33,870,055	33,816,434	53,621
SELL	GBP	Barclays Bank PLC	535,000	10/09/15	835,166	809,289	25,877
SELL	GBP	Goldman Sachs International	6,304,607	10/09/15	9,796,103	9,536,913	259,190
SELL	GBP	JPMorgan Chase Bank N.A.	44,888,216	12/18/15	68,888,127	67,883,526	1,004,601
SELL	GBP	Morgan Stanley Capital Services, Inc.	915,000	10/09/15	1,414,052	1,384,111	29,941
SELL	INR	Barclays Bank PLC	92,741,000	10/07/15	1,414,166	1,412,362	1,804
BUY	JPY	Credit Suisse Group	1,709,597,130	10/09/15	13,974,718	14,251,868	277,150
BUY	JPY	Deutsche Bank AG	1,709,597,129	10/09/15	13,974,033	14,251,868	277,835
BUY	JPY	Goldman Sachs International	417,411,000	10/09/15	3,369,401	3,479,701	110,300
SELL	KRW	JPMorgan Chase Bank N.A.	6,677,812,100	10/13/15	5,636,236	5,631,625	4,611
SELL	MXN	Deutsche Bank AG	97,256,983	10/09/15	5,784,458	5,749,901	34,557
SELL	NOK	Goldman Sachs International	71,878,127	10/09/15	8,730,490	8,442,097	288,393
BUY	NZD	Goldman Sachs International	713,478	12/18/15	451,000	453,647	2,647
SELL	NZD	JPMorgan Chase Bank N.A.	3,034,000	10/09/15	1,998,028	1,938,665	59,363
SELL	NZD	Westpac Banking Corp.	21,857,877	10/09/15	14,435,816	13,966,745	469,071
BUY	PLN	Goldman Sachs International	4,992,931	10/09/15	1,300,419	1,313,570	13,151
BUY	SEK	Goldman Sachs International	195,945,736	10/09/15-12/18/15	23,333,010	23,452,621	119,611
SELL	SEK	Goldman Sachs International	118,906,775	12/18/15	14,271,097	14,232,493	38,604
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	12/18/15	874,402	867,891	6,511
SELL	THB	JPMorgan Chase Bank N.A.	141,071,350	11/12/15	3,886,264	3,862,676	23,588

							$4,998,252

Liability Derivatives
BUY	AUD	Goldman Sachs International	4,858,000	10/09/15	$3,590,742	$3,408,471	$(182,271)
BUY	BRL	JPMorgan Chase Bank N.A.	3,447,985	10/02/15	952,088	869,715	(82,373)
SELL	BRL	JPMorgan Chase Bank N.A.	3,447,985	10/02/15	867,876	869,715	(1,839)
BUY	CAD	Barclays Bank PLC	88,000	10/09/15	66,388	65,939	(449)
BUY	CAD	Goldman Sachs International	518,742	10/09/15	398,756	388,697	(10,059)
SELL	CAD	Barclays Bank PLC	730,000	10/09/15	545,036	546,994	(1,958)
BUY	CHF	UBS AG	4,232,000	10/09/15	4,470,100	4,343,230	(126,870)
SELL	DKK	Goldman Sachs International	968,554	10/09/15	143,890	145,071	(1,181)
BUY	EUR	Citibank N.A.	311,000	10/09/15	352,681	347,545	(5,136)
BUY	EUR	Deutsche Bank AG	6,001,208	12/17/15	6,807,434	6,714,432	(93,002)
BUY	EUR	Goldman Sachs International	9,232,905	10/09/15-12/18/15	10,416,725	10,318,951	(97,774)
SELL	EUR	Barclays Bank PLC	2,000	10/09/15	2,224	2,235	(11)
SELL	EUR	Goldman Sachs International	16,996,708	10/09/15	18,754,018	18,993,985	(239,967)
SELL	EUR	JPMorgan Chase Bank N.A.	10,296,000	10/09/15	11,235,773	11,505,879	(270,106)
BUY	GBP	Barclays Bank PLC	1,033,273	10/09/15	1,606,310	1,563,021	(43,289)
BUY	GBP	Goldman Sachs International	1,877,979	10/09/15	2,917,398	2,840,798	(76,600)
BUY	GBP	JPMorgan Chase Bank N.A.	7,210,000	10/09/15	11,243,457	10,906,491	(336,966)
BUY	GBP	Merrill Lynch International	1,033,273	10/09/15	1,608,066	1,563,021	(45,045)
BUY	ILS	Barclays Bank PLC	2,860,000	10/09/15	755,771	729,052	(26,719)
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	12/18/15	640,736	642,336	(1,600)
BUY	INR	Barclays Bank PLC	380,754,000	10/07/15	5,912,329	5,798,542	(113,787)
SELL	INR	JPMorgan Chase Bank N.A.	258,846,000	10/07/15	3,930,843	3,941,992	(11,149)
BUY	JPY	JPMorgan Chase Bank N.A.	705,064,997	12/18/15	5,899,000	5,885,111	(13,889)
SELL	JPY	Deutsche Bank AG	123,408,000	10/09/15	1,000,068	1,028,777	(28,709)
SELL	JPY	Goldman Sachs International	399,558,609	10/09/15	3,231,513	3,330,876	(99,363)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	JPY	HSBC Bank	222,701,000	10/09/15	$1,847,100	$1,856,522	$(9,422)
SELL	JPY	JPMorgan Chase Bank N.A.	4,390,884,304	10/09/15-12/18/15	36,516,131	36,645,543	(129,412)
BUY	KRW	Deutsche Bank AG	7,440,828,000	10/13/15	6,278,120	6,275,102	(3,018)
BUY	KRW	JPMorgan Chase Bank N.A.	279,850,000	10/13/15	236,200	236,007	(193)
BUY	MXN	Goldman Sachs International	30,853,007	10/09/15	1,936,422	1,824,051	(112,371)
BUY	MYR	JPMorgan Chase Bank N.A.	6,661,756	10/26/15	1,735,736	1,512,970	(222,766)
BUY	NOK	Goldman Sachs International	370,350,305	12/18/15	45,007,693	43,450,645	(1,557,048)
BUY	NZD	Goldman Sachs International	1,927,173	10/09/15	1,272,665	1,231,425	(41,240)
BUY	NZD	JPMorgan Chase Bank N.A.	7,610,000	10/09/15	5,059,857	4,862,637	(197,220)
SELL	NZD	Goldman Sachs International	26,260,377	12/18/15	16,453,439	16,696,991	(243,552)
BUY	SGD	Goldman Sachs International	1,505,000	10/09/15	1,111,184	1,057,372	(53,812)
BUY	TRY	Goldman Sachs International	2,638,000	10/09/15	953,663	869,772	(83,891)
BUY	ZAR	Citibank N.A.	18,564,135	10/09/15	1,458,490	1,337,965	(120,525)

							$(4,684,582)

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	894	$10,200,327	October - 2015	$199,808
BIST 30 Index (Long)	TRY	119	362,957	October - 2015	8,469
E-Mini S&P 500 Index (Short)	USD	425	40,559,875	December - 2015	777,942
FTSE 100 Index (Short)	GBP	54	4,916,421	December - 2015	77,993
FTSE JSE Top 40 Index (Long)	ZAR	88	2,876,184	December - 2015	55,053
KOSPI 200 Index (Long)	KRW	54	5,352,710	December - 2015	92,864
Mex Bolsa Index (Short)	MXN	348	8,777,557	December - 2015	40,043
MSCI Singapore Index (Short)	SGD	219	9,625,995	October - 2015	121,956
OMX 30 Index (Short)	SEK	71	1,200,730	October - 2015	42,416
Russell 2000 Index (Short)	USD	142	15,561,780	December - 2015	825,304
S&P ASX 200 Index (Short)	AUD	123	10,844,323	December - 2015	122,395
S&P TSX 60 Index (Short)	CAD	254	29,692,019	December - 2015	286,592

					$2,650,835

Interest Rate Futures
Canadian Treasury Bond 10 yr (Long)	CAD	326	$34,637,347	December - 2015	$46,863
German Euro Bund (Long)	EUR	130	22,688,463	December - 2015	88,814
U.S. Treasury Note 10 yr (Long)	USD	24	3,089,625	December - 2015	39,689

					$175,366

					$2,826,201

Liability Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	48	$4,518,764	October - 2015	$(102,504)
CAC 40 Index (Long)	EUR	678	33,724,427	October - 2015	(68,940)
DAX Index (Long)	EUR	70	18,888,662	December - 2015	(994,487)
FTSE/MIB Index (Long)	EUR	249	29,546,900	December - 2015	(444,200)
Hang Seng China Enterprises Index (Long)	HKD	366	22,311,658	October - 2015	(575,859)
Hang Seng Index (Long)	HKD	16	2,162,208	October - 2015	(41,556)
IBEX 35 Index (Long)	EUR	34	3,624,511	October - 2015	(84,827)
MSCI Taiwan Index (Long)	USD	770	23,101,674	October - 2015	(213,466)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Equity Futures – continued
NIFTY Index (Short)	USD	261	$4,163,472	October - 2015	$(27,894)
TOPIX Index (Short)	JPY	56	6,588,922	December - 2015	(56,530)

					$(2,610,263)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	251	$22,799,529	December - 2015	$(153,099)
Japanese Government Bond 10 yr (Short)	JPY	70	86,451,882	December - 2015	(133,988)
United Kingdom Gilt Bond (Short)	GBP	55	9,905,937	December - 2015	(15,202)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,258,750	December - 2015	(18,528)
U.S. Treasury Note 2 yr (Short)	USD	79	17,303,469	December - 2015	(21,261)

					$(342,078)

					$(2,952,341)

At September 30, 2015, the fund had cash collateral of $720,000 and other liquid securities with an aggregate value of $26,667,547 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$148,847,989	$110,280	$—	$148,958,269
United Kingdom	31,468,821	—	—	31,468,821
Japan	—	24,230,860	—	24,230,860
Switzerland	21,825,120	—	—	21,825,120
Germany	12,829,506	—	—	12,829,506
France	11,544,106	—	—	11,544,106
Canada	7,803,770	—	—	7,803,770
Netherlands	5,620,820	—	—	5,620,820
Sweden	4,876,563	—	—	4,876,563
Other Countries	13,101,993	14,330,811	—	27,432,804
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	48,268,728	—	48,268,728
Non-U.S. Sovereign Debt	—	238,377,497	—	238,377,497
U.S. Corporate Bonds	—	113,700,462	—	113,700,462
Residential Mortgage-Backed Securities	—	33,430,936	—	33,430,936
Commercial Mortgage-Backed Securities	—	16,030,349	—	16,030,349
Asset-Backed Securities (including CDOs)	—	7,827,295	—	7,827,295
Foreign Bonds	—	70,071,093	—	70,071,093
Mutual Funds	32,106,303	—	—	32,106,303
Total Investments	$290,024,991	$566,378,311	$—	$856,403,302

Other Financial Instruments
Futures Contracts	$159,401	$(285,541)	$—	$(126,140)
Forward Foreign Currency Exchange Contracts	—	313,670	—	313,670

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $281,354 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $61,572,596 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$821,920,933
Gross unrealized appreciation	74,914,935
Gross unrealized depreciation	(40,432,566)
Net unrealized appreciation (depreciation)	$34,482,369

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,994,218	278,021,866	(279,746,119)	29,269,965

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,981	$29,269,965

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	44.4%
Italy	8.1%
Germany	7.5%
France	7.4%
United Kingdom	6.0%
Spain	3.9%
Canada	3.8%
China	3.6%
Taiwan	3.0%
Other Countries	12.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2015

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.5%
Agency – Other – 4.5%
Financing Corp., 9.4%, 2/08/18	$6,495,000	$7,766,116
Financing Corp., 9.8%, 4/06/18	7,760,000	9,468,022
Financing Corp., 10.35%, 8/03/18	3,915,000	4,916,111
Financing Corp., STRIPS, 0%, 11/30/17	10,160,000	9,958,333

		$32,108,582

Asset-Backed & Securitized – 3.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,860,000	$1,920,497
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.676%, 12/17/18	1,077,449	1,078,306
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	3,696,531	3,813,033
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	1,536,000	1,563,401
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	1,760,885	1,861,716
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	1,983,044	2,039,999
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	1,882,777	1,996,446
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	144,366	148,506
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	2,810,297	2,976,484
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 0.806%, 8/15/20	960,000	958,946
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	116,557	116,652
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	3,985,116	4,133,534
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	2,141,000	2,223,409
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	1,937,516	1,993,541
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	918,829	920,723

		$27,745,193

Automotive – 0.1%
Hyundai Capital America, 2%, 3/19/18 (n)	$1,115,000	$1,110,222

Local Authorities – 0.7%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$2,225,000	$2,799,562
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	365,000	353,415
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	1,345,000	1,649,185

		$4,802,162

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 50.0%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$3,766,877	$4,023,796
Fannie Mae, 5.439%, 11/01/15	645,009	643,542
Fannie Mae, 5.198%, 2/01/16	455,435	455,990
Fannie Mae, 5.436%, 2/01/16	351,363	353,886
Fannie Mae, 5.733%, 7/01/16	1,399,884	1,418,285
Fannie Mae, 6.5%, 11/01/16 - 10/01/37	1,487,262	1,733,058
Fannie Mae, 5.599%, 1/01/17	9,576	9,571
Fannie Mae, 6%, 4/01/17 - 7/01/37	2,201,899	2,477,464
Fannie Mae, 5.5%, 8/01/17 - 3/01/38	16,903,656	18,926,135
Fannie Mae, 1.18%, 9/01/17	845,090	851,190
Fannie Mae, 5.388%, 1/01/18	429,560	447,690
Fannie Mae, 3.8%, 2/01/18	614,995	647,024
Fannie Mae, 5%, 2/01/18 - 3/01/41	12,086,500	13,284,314
Fannie Mae, 4%, 3/01/18 - 2/01/45	29,987,403	32,013,339
Fannie Mae, 4.19%, 3/01/18	376,345	398,438
Fannie Mae, 3.99%, 4/01/18	600,000	639,424
Fannie Mae, 3.743%, 6/01/18	610,389	647,027
Fannie Mae, 5.68%, 6/01/18	478,347	525,755
Fannie Mae, 5.6%, 1/01/19	482,058	534,557
Fannie Mae, 5.1%, 3/01/19	182,428	202,679
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	27,820,374	30,183,498
Fannie Mae, 4.838%, 8/01/19	1,746,420	1,942,564
Fannie Mae, 5.05%, 8/01/19	308,234	344,872
Fannie Mae, 4.67%, 9/01/19	518,658	574,509
Fannie Mae, 4.83%, 9/01/19	366,776	408,034
Fannie Mae, 1.99%, 10/01/19	982,796	1,002,080
Fannie Mae, 1.97%, 11/01/19	379,276	386,791
Fannie Mae, 4.88%, 3/01/20	309,240	334,305
Fannie Mae, 4.14%, 8/01/20	440,279	481,991
Fannie Mae, 2.56%, 10/01/21	241,135	246,452
Fannie Mae, 2.67%, 3/01/22	469,251	484,573
Fannie Mae, 2.73%, 4/01/23	527,233	544,503
Fannie Mae, 2.41%, 5/01/23	665,289	674,103
Fannie Mae, 2.55%, 5/01/23	573,422	586,201
Fannie Mae, 2.59%, 5/01/23	364,341	373,351
Fannie Mae, 4.5%, 5/01/25	218,004	229,293
Fannie Mae, 3%, 3/01/27 - 11/17/30	8,716,619	9,085,908
Fannie Mae, 2.5%, 5/01/28 - 5/01/30	2,236,934	2,292,467
Fannie Mae, 1%, 2/01/41	224,022	243,623
Fannie Mae, 3.5%, 1/01/42	1,912,231	2,006,439
Fannie Mae, 3.5%, 4/01/43	1,230,026	1,285,827
Fannie Mae, TBA, 4%, 1/01/42 - 11/01/44	9,596,007	10,251,574
Fannie Mae, TBA, 3.5%, 3/01/45	795,261	830,361
Freddie Mac, 4%, 4/01/44 - 9/01/44	7,932,023	8,456,100
Freddie Mac, 3.154%, 2/25/18	2,053,564	2,137,027
Freddie Mac, 5%, 9/01/18 - 6/01/40	2,472,099	2,704,004
Freddie Mac, 2.22%, 12/25/18	1,500,000	1,536,369
Freddie Mac, 2.086%, 3/25/19	1,800,000	1,836,176
Freddie Mac, 1.883%, 5/25/19	3,750,000	3,799,530
Freddie Mac, 6%, 8/01/19 - 10/01/38	5,315,996	6,019,862
Freddie Mac, 2.456%, 8/25/19	1,862,000	1,919,763
Freddie Mac, 4.186%, 8/25/19	814,000	890,917

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 1.869%, 11/25/19	$3,000,000	$3,029,607
Freddie Mac, 4.251%, 1/25/20	1,449,000	1,597,562
Freddie Mac, 2.313%, 3/25/20	3,022,000	3,095,108
Freddie Mac, 4.224%, 3/25/20	1,911,350	2,112,177
Freddie Mac, 3.808%, 8/25/20	999,000	1,091,158
Freddie Mac, 3.034%, 10/25/20	1,327,000	1,399,152
Freddie Mac, 2.791%, 1/25/22	1,400,000	1,452,283
Freddie Mac, 5.5%, 5/01/22 - 6/01/41	4,420,785	4,904,612
Freddie Mac, 2.682%, 10/25/22	1,500,000	1,535,786
Freddie Mac, 4.5%, 11/01/22 - 8/01/40	2,862,023	3,096,377
Freddie Mac, 2.51%, 11/25/22	2,326,000	2,353,549
Freddie Mac, 3.32%, 2/25/23	1,993,000	2,117,903
Freddie Mac, 3.25%, 4/25/23	3,500,000	3,702,948
Freddie Mac, 3.3%, 4/25/23	1,997,044	2,117,999
Freddie Mac, 3.06%, 7/25/23	886,000	924,124
Freddie Mac, 3.458%, 8/25/23	1,852,000	1,980,195
Freddie Mac, 2.67%, 12/25/24	3,924,000	3,919,841
Freddie Mac, 2.811%, 1/25/25	3,025,000	3,053,598
Freddie Mac, 3.329%, 5/25/25	3,082,000	3,265,179
Freddie Mac, 4%, 7/01/25 - 11/01/43	3,285,104	3,507,480
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	15,239,379	15,689,065
Freddie Mac, 6.5%, 8/01/32 - 5/01/37	965,720	1,139,402
Freddie Mac, 3.5%, 12/01/41 - 8/01/43	22,069,757	23,045,493
Freddie Mac, 3%, 4/01/43 - 5/01/43	11,038,185	11,215,848
Freddie Mac, TBA, 3%, 10/19/30	12,525,000	13,029,910
Freddie Mac, TBA, 3.5%, 9/01/45 - 10/14/45	8,641,667	8,995,326
Freddie Mac, TBA, 4.5%, 10/14/45	1,858,282	2,011,010
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	3,212,305	3,653,943
Ginnie Mae, 4.5%, 8/15/39 - 9/20/41	7,953,149	8,701,675
Ginnie Mae, 4%, 10/15/39 - 4/20/41	1,672,162	1,791,629
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	13,276,171	13,951,025
Ginnie Mae, 3%, 7/20/43	4,119,769	4,227,007
Ginnie Mae, 5.612%, 4/20/58	524,641	532,339
Ginnie Mae, 6.357%, 4/20/58	283,527	294,721
Ginnie Mae, TBA, 3.5%, 10/21/45	9,960,000	10,435,821
Ginnie Mae, TBA, 4%, 10/21/45	12,101,000	12,892,531

		$356,189,614

Municipals – 0.5%
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	$2,800,000	$3,408,580

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$1,093,000	$1,320,384

U.S. Government Agencies and Equivalents – 3.8%
Aid-Tunisia, 2.452%, 7/24/21	$1,444,000	$1,487,905
Aid-Ukraine, 1.844%, 5/16/19	2,527,000	2,555,669
Aid-Ukraine, 1.847%, 5/29/20	1,135,000	1,150,570
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,205,000	2,249,907
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	2,742,000	2,852,585
Private Export Funding Corp., 2.25%, 3/15/20	594,000	605,737

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Private Export Funding Corp., 2.3%, 9/15/20	$770,000	$784,235
Private Export Funding Corp., 1.875%, 7/15/18	2,300,000	2,334,721
Small Business Administration, 6.35%, 4/01/21	224,600	245,745
Small Business Administration, 6.34%, 5/01/21	190,457	208,069
Small Business Administration, 6.44%, 6/01/21	306,603	335,685
Small Business Administration, 6.625%, 7/01/21	290,880	319,346
Small Business Administration, 6.07%, 3/01/22	209,648	228,591
Small Business Administration, 4.98%, 11/01/23	346,678	379,385
Small Business Administration, 4.77%, 4/01/24	695,926	745,553
Small Business Administration, 5.52%, 6/01/24	367,924	404,630
Small Business Administration, 4.99%, 9/01/24	48,232	52,404
Small Business Administration, 5.11%, 4/01/25	589,537	643,069
Small Business Administration, 2.21%, 2/01/33	1,227,102	1,219,087
Small Business Administration, 2.22%, 3/01/33	2,212,503	2,208,829
Small Business Administration, 3.15%, 7/01/33	1,997,015	2,088,746
Small Business Administration, 3.16%, 8/01/33	1,090,634	1,141,642
Small Business Administration, 3.62%, 9/01/33	717,180	768,487
Tennessee Valley Authority, 1.75%, 10/15/18	1,889,000	1,925,864
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	161,000	162,111
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	157,000	160,318

		$27,258,890

U.S. Treasury Obligations – 29.7%
U.S. Treasury Bonds, 0.125%, 7/15/24	$17,171,963	$16,384,027
U.S. Treasury Bonds, 9.25%, 2/15/16	19,000	19,640
U.S. Treasury Bonds, 7.5%, 11/15/16	218,000	235,227
U.S. Treasury Bonds, 7.875%, 2/15/21	177,000	235,447
U.S. Treasury Bonds, 6.25%, 8/15/23	2,891,000	3,823,272
U.S. Treasury Bonds, 6%, 2/15/26	2,699,000	3,689,196
U.S. Treasury Bonds, 6.75%, 8/15/26	1,862,000	2,705,088
U.S. Treasury Bonds, 6.375%, 8/15/27	326,000	469,686
U.S. Treasury Bonds, 5.25%, 2/15/29	284,000	381,263
U.S. Treasury Bonds, 5%, 5/15/37	488,000	684,242
U.S. Treasury Bonds, 4.375%, 2/15/38	527,000	677,689
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)	23,293,500	30,386,487
U.S. Treasury Bonds, 3.125%, 2/15/43	8,176,700	8,562,967

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/43	$15,217,900	$15,169,157
U.S. Treasury Notes, 2.625%, 4/30/16	201,000	203,792
U.S. Treasury Notes, 0.875%, 12/31/16	21,368,000	21,475,118
U.S. Treasury Notes, 2.625%, 4/30/18	3,749,000	3,920,097
U.S. Treasury Notes, 2.75%, 2/15/19	13,302,400	14,044,421
U.S. Treasury Notes, 3.125%, 5/15/19	4,427,000	4,741,273
U.S. Treasury Notes, 1%, 6/30/19	27,685,000	27,548,734
U.S. Treasury Notes, 2.625%, 8/15/20	8,002,000	8,468,469
U.S. Treasury Notes, 2%, 11/30/20	4,541,000	4,664,102
U.S. Treasury Notes, 3.125%, 5/15/21	1,901,000	2,061,347
U.S. Treasury Notes, 1.75%, 5/15/22	23,412,000	23,447,352
U.S. Treasury Notes, 2.5%, 8/15/23	14,270,000	14,915,489
U.S. Treasury Notes, 2.5%, 5/15/24	2,297,000	2,392,649

		$211,306,231

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 0.1%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	$578,000	$581,847

Total Bonds		$665,831,705

MONEY MARKET FUNDS – 13.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	96,082,777	$96,082,777

Total Investments		$761,914,482

OTHER ASSETS, LESS LIABILITIES – (7.0)%		(50,036,381)

Net Assets – 100.0%		$711,878,101

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,110,222, representing 0.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

Derivative Contracts at 9/30/2015

Futures Contracts at 9/30/2015

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	68	$8,753,938	December - 2015	$(111,808)
U.S. Treasury Bond 30 yr (Short)	USD	61	9,597,969	December - 2015	(141,276)

					$(253,084)

At September 30, 2015, the fund had liquid securities with an aggregate value of $335,259 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$270,673,703	$—	$270,673,703
Non-U.S. Sovereign Debt	—	1,320,384	—	1,320,384
Municipal Bonds	—	3,408,580	—	3,408,580
U.S. Corporate Bonds	—	5,384,009	—	5,384,009
Residential Mortgage-Backed Securities	—	356,189,614	—	356,189,614
Commercial Mortgage-Backed Securities	—	25,707,940	—	25,707,940
Asset-Backed Securities (including CDOs)	—	2,037,253	—	2,037,253
Foreign Bonds	—	1,110,222	—	1,110,222
Mutual Funds	96,082,777	—	—	96,082,777
Total Investments	$96,082,777	$665,831,705	$—	$761,914,482

Other Financial Instruments
Futures Contracts	$(253,084)	$—	$—	$(253,084)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$745,640,703
Gross unrealized appreciation	22,319,111
Gross unrealized depreciation	(6,045,332)
Net unrealized appreciation (depreciation)	$16,273,779

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,506,081	240,196,564	(183,619,868)	96,082,777

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$66,461	$96,082,777

5

QUARTERLY REPORT

September 30, 2015

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.5%
Aerospace – 2.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,674,999	$2,768,593
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,155,000	848,925
Bombardier, Inc., 7.5%, 3/15/25 (n)	870,000	652,500
CPI International, Inc., 8.75%, 2/15/18	2,484,000	2,477,790
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	2,540,000	2,660,650
TransDigm, Inc., 6%, 7/15/22	515,000	480,238
TransDigm, Inc., 6.5%, 7/15/24	1,255,000	1,179,512

		$11,068,208

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	$635,000	$657,225
PVH Corp., 4.5%, 12/15/22	1,030,000	996,525

		$1,653,750

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$2,086,863	$301,074
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	1,439,897	114,544
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.595%, 4/26/50 (a)(p)(z)	1,098,509	11

		$415,629

Automotive – 2.8%
Accuride Corp., 9.5%, 8/01/18	$2,680,000	$2,693,400
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,220,000	1,296,250
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	2,670,000	2,796,825
Lear Corp., 5.25%, 1/15/25	1,335,000	1,308,300
Lear Corp., 4.75%, 1/15/23	1,640,000	1,607,200
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	1,030,000	1,062,188
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	1,330,000	1,310,050
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	560,000	593,600
ZF North America Capital, Inc., 4.75%, 4/29/25 (z)	270,000	247,388
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	1,600,000	1,512,000

		$14,427,201

Broadcasting – 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$1,935,000	$2,046,456
Clear Channel Communications, Inc., 9%, 3/01/21	1,679,000	1,410,780
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	650,000	646,750
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	1,095,000	1,099,106
Liberty Media Corp., 8.5%, 7/15/29	1,840,000	1,886,000
Netflix, Inc., 5.375%, 2/01/21	1,645,000	1,706,688
Netflix, Inc., 5.875%, 2/15/25 (n)	670,000	688,425

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	$1,685,000	$1,735,550
Tribune Media Co., 5.875%, 7/15/22 (n)	650,000	630,500

		$11,850,255

Brokerage & Asset Managers – 0.1%
E*Trade Financial Corp., 4.625%, 9/15/23	$405,000	$409,050

Building – 3.1%
Allegion PLC, 5.875%, 9/15/23	$275,000	$281,875
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	2,925,000	2,998,125
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)	1,145,000	1,147,863
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	1,135,000	1,120,813
Building Materials Corp. of America, 6%, 10/15/25 (n)	1,055,000	1,065,550
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	1,620,000	1,725,300
Gibraltar Industries, Inc., 6.25%, 2/01/21	1,940,000	1,969,100
HD Supply, Inc., 7.5%, 7/15/20	1,980,000	2,059,200
Headwaters, Inc., 7.25%, 1/15/19	1,320,000	1,359,600
Nortek, Inc., 8.5%, 4/15/21	915,000	960,750
PriSo Acquisition Corp., 9%, 5/15/23 (n)	1,425,000	1,382,250

		$16,070,426

Business Services – 1.5%
Equinix, Inc., 4.875%, 4/01/20	$1,325,000	$1,348,188
Equinix, Inc., 5.375%, 4/01/23	1,070,000	1,046,567
Equinix, Inc., 5.375%, 1/01/22	530,000	527,350
Iron Mountain, Inc., 8.375%, 8/15/21	210,000	215,985
Iron Mountain, Inc., 6%, 10/01/20 (n)	800,000	807,760
Iron Mountain, Inc., REIT, 6%, 8/15/23	1,500,000	1,500,000
NeuStar, Inc., 4.5%, 1/15/23	2,395,000	2,011,800

		$7,457,650

Cable TV – 6.1%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$2,755,000	$2,649,966
CCO Holdings LLC, 5.25%, 9/30/22	250,000	234,375
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	905,000	940,069
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	2,100,000	2,110,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,805,000	1,723,775
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	1,445,000	1,332,146
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	565,000	514,856
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	1,650,000	1,553,063
DISH DBS Corp., 6.75%, 6/01/21	1,165,000	1,122,035
DISH DBS Corp., 5%, 3/15/23	1,590,000	1,331,625

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
DISH DBS Corp., 5.875%, 11/15/24		$655,000	$556,341
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		360,000	337,500
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,685,000	1,314,300
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		2,060,000	1,699,500
Intelsat Luxembourg S.A., 8.125%, 6/01/23		2,315,000	1,504,750
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	945,000	1,129,859
Lynx I Corp., 5.375%, 4/15/21 (n)		$553,500	556,959
Lynx II Corp., 6.375%, 4/15/23 (n)		1,485,000	1,477,575
Neptune Finco Corp., 10.875%, 10/15/25 (n)		1,015,000	1,025,150
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		635,000	620,713
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		255,000	259,463
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		950,000	907,250
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		770,000	719,950
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,155,000	1,160,775
Unitymedia Hessen, 5.5%, 1/15/23 (n)		1,605,000	1,602,994
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		1,335,000	1,318,313
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)		200,000	188,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		1,290,000	1,186,800
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	183,000

			$31,261,602

Chemicals – 2.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$793,000	$799,939
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		1,580,000	999,350
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,280,000	1,348,800
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,180,000	1,003,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		1,425,000	1,140,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		1,380,000	1,300,650
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		205,000	190,650
Tronox Finance LLC, 6.375%, 8/15/20		3,285,000	2,085,975
W.R. Grace & Co., 5.125%, 10/01/21 (n)		1,885,000	1,861,438

			$10,729,802

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$561,000	$476,850
VeriSign, Inc., 4.625%, 5/01/23	2,195,000	2,134,638

		$2,611,488

Computer Software – Systems – 0.8%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	$915,000	$915,000
CDW LLC/CDW Finance Corp., 6%, 8/15/22	630,000	658,508
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	2,425,000	2,388,625

		$3,962,133

Conglomerates – 2.8%
Amsted Industries Co., 5%, 3/15/22 (n)	$2,675,000	$2,634,875
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	675,000	676,688
BC Mountain LLC, 7%, 2/01/21 (n)	1,975,000	1,619,500
EnerSys, 5%, 4/30/23 (n)	2,760,000	2,677,200
Enpro Industries, Inc., 5.875%, 9/15/22	2,290,000	2,307,175
Entegris, Inc., 6%, 4/01/22 (n)	2,225,000	2,258,375
Renaissance Acquisition, 6.875%, 8/15/21 (n)	2,115,000	1,871,775
Silver II Borrower, 7.75%, 12/15/20 (n)	500,000	433,750

		$14,479,338

Construction – 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$930,000	$467,325
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	807,000	353,063

		$820,388

Consumer Products – 1.0%
Prestige Brands, Inc., 8.125%, 2/01/20	$971,000	$1,017,123
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	1,150,000	1,121,250
Spectrum Brands, Inc., 6.375%, 11/15/20	1,825,000	1,925,375
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	905,000	923,100

		$4,986,848

Consumer Services – 2.6%
ADT Corp., 4.125%, 6/15/23	$885,000	$796,500
ADT Corp., 6.25%, 10/15/21	2,615,000	2,696,719
CEB, Inc., 5.625%, 6/15/23 (n)	1,660,000	1,655,850
Garda World Security Corp., 7.25%, 11/15/21 (n)	830,000	757,375
Garda World Security Corp., 7.25%, 11/15/21 (n)	1,445,000	1,318,563
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	2,550,000	2,511,750
Monitronics International, Inc., 9.125%, 4/01/20	2,105,000	1,894,500
Service Corp. International, 7%, 6/15/17	194,000	208,065
Service Corp. International, 5.375%, 5/15/24	1,220,000	1,270,325

		$13,109,647

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – 3.6%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$331,765	$331,765
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	1,360,000	1,417,800
Ball Corp., 5%, 3/15/22	1,945,000	1,949,863
Berry Plastics Group, Inc., 5.5%, 5/15/22	2,200,000	2,139,500
Crown American LLC, 4.5%, 1/15/23	2,432,000	2,383,360
Multi-Color Corp., 6.125%, 12/01/22 (n)	2,070,000	2,116,575
Reynolds Group, 8.25%, 2/15/21	1,570,000	1,566,075
Reynolds Group, 9.875%, 8/15/19	367,000	379,845
Reynolds Group, 5.75%, 10/15/20	1,265,000	1,277,650
Sealed Air Corp., 4.875%, 12/01/22 (n)	2,250,000	2,224,688
Sealed Air Corp., 5.125%, 12/01/24 (n)	565,000	553,700
Signode Industrial Group, 6.375%, 5/01/22 (n)	1,980,000	1,871,100

		$18,211,921

Electrical Equipment – 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$915,000	$420,900

Electronics – 1.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$1,490,000	$1,029,963
Advanced Micro Devices, Inc., 7%, 7/01/24	960,000	595,200
Advanced Micro Devices, Inc., 7.5%, 8/15/22	370,000	236,800
Micron Technology, Inc., 5.5%, 2/01/25	1,470,000	1,348,725
Micron Technology, Inc., 5.875%, 2/15/22	1,130,000	1,114,463
NXP B.V., 5.75%, 2/15/21 (n)	745,000	774,800
NXP B.V., 5.75%, 3/15/23 (n)	2,070,000	2,152,800
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	960,000	957,600
Sensata Technologies B.V., 5%, 10/01/25 (n)	855,000	802,631

		$9,012,982

Energy – Independent – 5.3%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$730,000	$423,400
Baytex Energy Corp., 5.625%, 6/01/24 (n)	1,660,000	1,311,400
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,785,000	1,245,038
Chaparral Energy, Inc., 7.625%, 11/15/22	2,420,000	713,900
Chesapeake Energy Corp., 5.75%, 3/15/23	2,530,000	1,650,033
Concho Resources, Inc., 6.5%, 1/15/22	1,560,000	1,536,600
Concho Resources, Inc., 5.5%, 4/01/23	2,030,000	1,933,575
EP Energy LLC, 9.375%, 5/01/20	1,345,000	1,156,700
EP Energy LLC, 7.75%, 9/01/22	2,565,000	2,052,000
Halcon Resources Corp., 8.875%, 5/15/21	2,140,000	642,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,270,000	342,900
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	1,974,000	454,020
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	915,000	189,863

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
MEG Energy Corp., 6.5%, 3/15/21 (n)	$1,725,000	$1,414,500
MEG Energy Corp., 7%, 3/31/24 (n)	270,000	214,650
Noble Energy, Inc., 5.625%, 5/01/21	1,445,000	1,453,670
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	1,602,000	1,309,635
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,415,000	1,121,105
QEP Resources, Inc., 5.25%, 5/01/23	2,840,000	2,374,240
RSP Permian, Inc., 6.625%, 10/01/22	1,045,000	1,003,200
Sanchez Energy Corp., 6.125%, 1/15/23	2,290,000	1,534,300
SM Energy Co., 6.125%, 11/15/22	1,060,000	981,560
SM Energy Co., 6.5%, 11/15/21	2,265,000	2,151,750

		$27,210,039

Entertainment – 2.1%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,620,000	$1,721,250
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	900,000	909,000
Cedar Fair LP, 5.25%, 3/15/21	1,935,000	1,959,188
Cedar Fair LP, 5.375%, 6/01/24	880,000	882,200
Cinemark USA, Inc., 5.125%, 12/15/22	1,120,000	1,097,600
Cinemark USA, Inc., 4.875%, 6/01/23	1,020,000	974,100
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	1,320,000	1,345,582
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	1,700,000	1,700,000

		$10,588,920

Financial Institutions – 5.3%
Aircastle Ltd., 4.625%, 12/15/18	$835,000	$850,552
Aircastle Ltd., 5.5%, 2/15/22	865,000	873,650
Aircastle Ltd., 5.125%, 3/15/21	1,245,000	1,248,113
Aviation Capital Group, 4.625%, 1/31/18 (n)	676,000	692,900
Aviation Capital Group, 6.75%, 4/06/21 (n)	935,000	1,049,538
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,925,000	2,035,688
CIT Group, Inc., 5.5%, 2/15/19 (n)	1,898,000	1,969,175
CIT Group, Inc., 5.25%, 3/15/18	1,655,000	1,700,513
CIT Group, Inc., 5%, 8/15/22	1,745,000	1,742,819
Credit Acceptance Co., 7.375%, 3/15/23 (n)	1,300,000	1,329,250
Icahn Enterprises LP, 6%, 8/01/20	1,020,000	1,048,050
Icahn Enterprises LP, 5.875%, 2/01/22	2,465,000	2,480,406
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	2,660,000	2,420,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	820,000	775,925
Navient Corp., 5.875%, 3/25/21	895,000	752,919
PHH Corp., 6.375%, 8/15/21	1,390,000	1,251,000
SLM Corp., 8%, 3/25/20	2,430,000	2,326,725
SLM Corp., 7.25%, 1/25/22	2,070,000	1,811,250
SLM Corp., 6.125%, 3/25/24	1,055,000	844,000

		$27,203,073

Food & Beverages – 0.8%
Darling Ingredients, Inc., 5.375%, 1/15/22	$1,760,000	$1,724,800
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	2,355,000	2,413,875

		$4,138,675

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$1,680,000	$840,000
Tembec Industries, Inc., 9%, 12/15/19 (n)	1,280,000	960,000

		$1,800,000

Gaming & Lodging – 3.4%
Boyd Gaming Corp., 6.875%, 5/15/23	$1,445,000	$1,466,675
CCM Merger, Inc., 9.125%, 5/01/19 (n)	2,105,000	2,223,617
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	585,000	574,763
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	1,970,000	2,019,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,975,000	2,039,188
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	620,000	658,750
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	2,160,000	2,224,800
MGM Resorts International, 6.625%, 12/15/21	1,990,000	2,039,750
MGM Resorts International, 6%, 3/15/23	960,000	932,400
Ryman Hospitality Properties, Inc., 5%, 4/15/23	595,000	592,025
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	2,630,000	2,630,000

		$17,401,218

Industrial – 1.6%
Anixter, Inc., 5.125%, 10/01/21	$1,520,000	$1,508,600
Dematic S.A., 7.75%, 12/15/20 (n)	2,785,000	2,812,850
Howard Hughes Corp., 6.875%, 10/01/21 (n)	2,440,000	2,478,796
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	1,420,000	1,491,000

		$8,291,246

Machinery & Tools – 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$2,145,000	$2,134,275
H&E Equipment Services Co., 7%, 9/01/22	2,425,000	2,352,250
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	2,305,000	1,619,263
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	1,660,000	1,137,100

		$7,242,888

Major Banks – 1.5%
Bank of America Corp., FRN, 6.1%, 12/29/49	$4,420,000	$4,309,500
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	1,905,000	1,875,234
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/49	1,500,000	1,496,715

		$7,681,449

Medical & Health Technology & Services – 5.9%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$440,000	$447,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	$3,680,000	$3,758,053
Davita Healthcare Partners, Inc., 5%, 5/01/25	1,735,000	1,665,600
Davita, Inc., 5.125%, 7/15/24	1,065,000	1,045,830
HCA, Inc., 7.5%, 2/15/22	3,125,000	3,531,250
HCA, Inc., 5.875%, 3/15/22	1,985,000	2,128,913
HCA, Inc., 4.75%, 5/01/23	200,000	200,700
HCA, Inc., 5%, 3/15/24	1,450,000	1,453,625
HCA, Inc., 4.25%, 10/15/19	1,260,000	1,272,600
HCA, Inc., 5.375%, 2/01/25	1,175,000	1,163,250
HealthSouth Corp., 5.75%, 11/01/24 (n)	1,360,000	1,343,000
HealthSouth Corp., 5.125%, 3/15/23	2,105,000	2,026,063
LifePoint Hospitals, Inc., 5.5%, 12/01/21	2,345,000	2,368,450
Tenet Healthcare Corp., 6.75%, 6/15/23	590,000	585,575
Tenet Healthcare Corp., 8%, 8/01/20	2,560,000	2,643,200
Tenet Healthcare Corp., 4.5%, 4/01/21	2,030,000	1,999,550
Tenet Healthcare Corp., 8.125%, 4/01/22	975,000	1,036,328
Universal Health Services, Inc., 7.625%, 8/15/20	1,750,000	1,640,625

		$30,310,312

Medical Equipment – 1.4%
Alere, Inc., 6.375%, 7/01/23 (n)	$1,754,000	$1,780,310
DJO Finco, Inc., 8.125%, 6/15/21 (n)	1,485,000	1,447,875
Hologic, Inc., 5.25%, 7/15/22 (n)	2,055,000	2,075,550
Teleflex, Inc., 5.25%, 6/15/24	1,900,000	1,909,500

		$7,213,235

Metals & Mining – 3.4%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$1,750,000	$1,610,000
Commercial Metals Co., 4.875%, 5/15/23	1,183,000	1,035,125
Consol Energy, Inc., 5.875%, 4/15/22	1,910,000	1,284,475
Consol Energy, Inc., 8%, 4/01/23 (n)	1,435,000	1,025,164
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	2,666,000	1,866,200
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	652,000	404,240
GrafTech International Co., 6.375%, 11/15/20	2,170,000	1,519,000
Hudbay Minerals, Inc., 9.5%, 10/01/20	1,795,000	1,433,756
Lundin Mining Corp., 7.5%, 11/01/20 (n)	1,030,000	996,525
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,025,000	984,000
Steel Dynamics, Inc., 5.125%, 10/01/21	975,000	923,813
Steel Dynamics, Inc., 5.5%, 10/01/24	475,000	435,516
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	915,000
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,075,000	951,160
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	715,000	632,632
Suncoke Energy, Inc., 7.625%, 8/01/19	301,000	304,010
TMS International Corp., 7.625%, 10/15/21 (n)	1,090,000	1,013,700

		$17,334,316

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – 5.2%
AmeriGas Finance LLC, 6.75%, 5/20/20	$2,730,000	$2,764,125
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	1,265,000	1,201,750
Crestwood Midstream Partners LP, 6%, 12/15/20	1,410,000	1,265,475
Crestwood Midstream Partners LP, 6.125%, 3/01/22	905,000	783,459
El Paso Corp., 7.75%, 1/15/32	3,725,000	3,915,988
Energy Transfer Equity LP, 7.5%, 10/15/20	2,105,000	2,094,475
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	790,000	738,650
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,710,000	2,520,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	2,115,000	2,048,906
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	393,000	360,656
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,880,000	1,668,500
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,435,000	2,258,463
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,055,000	938,950
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	1,391,000	1,225,819
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	585,000	503,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	570,000	547,200
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	830,000	744,925
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	590,000	523,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	590,000	561,975

		$26,666,341

Network & Telecom – 1.3%
Centurylink, Inc., 7.65%, 3/15/42	$1,970,000	$1,507,050
Centurylink, Inc., 6.45%, 6/15/21	555,000	507,825
Citizens Communications Co., 9%, 8/15/31	775,000	639,375
Frontier Communications Corp., 8.125%, 10/01/18	495,000	507,375
Frontier Communications Corp., 7.125%, 1/15/23	925,000	760,258
Frontier Communications Corp., 6.25%, 9/15/21	620,000	516,150
Telecom Italia Capital, 6%, 9/30/34	730,000	675,250
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	1,810,000	1,769,275

		$6,882,558

Oil Services – 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$2,298,000	$1,976,280
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	1,900,000	1,121,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – continued
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	$1,035,000	$776,250

		$3,873,530

Oils – 0.5%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$1,555,000	$1,520,013
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	1,350,000	1,289,250

		$2,809,263

Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$2,447,000	$3,202,511

Pharmaceuticals – 2.3%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	$610,000	$602,375
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	495,000	480,769
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	2,745,000	2,895,975
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	240,000	213,900
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	825,000	796,125
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	3,035,000	3,095,700
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,135,000	1,155,714
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	880,000	836,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)	720,000	741,600
VRX Escrow Corp., 5.875%, 5/15/23 (n)	1,220,000	1,165,863

		$11,984,021

Pollution Control – 0.1%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$1,515,000	$615,469

Precious Metals & Minerals – 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$1,735,000	$1,496,438
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	2,300,000	2,001,000

		$3,497,438

Printing & Publishing – 1.3%
American Media, Inc., 13.5%, 6/15/18 (z)	$194,964	$199,473
Gannett Co., Inc., 6.375%, 10/15/23	1,390,000	1,459,500
Gannett Co., Inc., 5.125%, 7/15/20	515,000	525,300
Gannett Co., Inc., 4.875%, 9/15/21 (n)	920,000	901,600
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,680,000	2,596,250
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	980,000	993,475
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	120,000	121,650

		$6,797,248

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Healthcare – 0.7%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$1,840,000	$1,922,800
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	1,380,000	1,442,100

		$3,364,900

Real Estate – Other – 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$2,455,000	$2,516,375
Felcor Lodging LP, REIT, 5.625%, 3/01/23	2,130,000	2,172,600

		$4,688,975

Retailers – 2.2%
Best Buy Co., Inc., 5.5%, 3/15/21	$1,855,000	$1,938,475
Bon Ton Stores, Inc., 8%, 6/15/21	1,505,000	887,950
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	1,430,000	1,287,000
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	2,755,000	2,858,313
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	990,000	792,000
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	1,425,000	1,467,750
Rite Aid Corp., 9.25%, 3/15/20	755,000	802,188
Rite Aid Corp., 6.75%, 6/15/21	605,000	620,125
Rite Aid Corp., 6.125%, 4/01/23 (n)	845,000	838,663

		$11,492,464

Specialty Chemicals – 0.7%
Chemtura Corp., 5.75%, 7/15/21	$2,545,000	$2,513,188
Univar USA, Inc., 6.75%, 7/15/23 (n)	1,310,000	1,215,025

		$3,728,213

Specialty Stores – 1.3%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$1,885,000	$1,906,206
Group 1 Automotive, Inc., 5%, 6/01/22	2,555,000	2,516,675
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,080,000	2,168,400

		$6,591,281

Telecommunications – Wireless – 4.5%
Crown Castle International Corp., 5.25%, 1/15/23	$1,235,000	$1,306,260
Crown Castle International Corp., 4.875%, 4/15/22	725,000	753,638
Digicel Group Ltd., 8.25%, 9/30/20 (n)	765,000	707,625
Digicel Group Ltd., 7.125%, 4/01/22 (n)	802,000	691,725
Digicel Group Ltd., 6.75%, 3/01/23 (n)	2,036,000	1,832,400
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,190,000	1,293,923
Sprint Capital Corp., 6.875%, 11/15/28	1,915,000	1,374,013
Sprint Corp., 7.875%, 9/15/23	2,105,000	1,703,734
Sprint Corp., 7.125%, 6/15/24	2,860,000	2,201,056
Sprint Nextel Corp., 9%, 11/15/18 (n)	590,000	619,087
Sprint Nextel Corp., 6%, 11/15/22	1,985,000	1,493,713
T-Mobile USA, Inc., 6.125%, 1/15/22	300,000	289,500
T-Mobile USA, Inc., 6.5%, 1/15/24	1,195,000	1,158,403

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
T-Mobile USA, Inc., 6.633%, 4/28/21	$1,185,000	$1,187,963
T-Mobile USA, Inc., 6.25%, 4/01/21	2,955,000	2,944,658
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	2,075,000	2,049,063
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	1,400,000	1,386,000

		$22,992,761

Telephone Services – 0.5%
Level 3 Financing, Inc., 8.625%, 7/15/20	$460,000	$480,700
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	2,140,000	2,031,652

		$2,512,352

Transportation – Services – 1.7%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$2,000,000	$1,800,000
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	1,504,000	1,391,200
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	2,025,000	1,630,125
Stena AB, 7%, 2/01/24 (n)	2,705,000	2,393,925
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	1,405,000	1,046,725
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	585,000	368,550

		$8,630,525

Utilities – Electric Power – 1.8%
Calpine Corp., 5.5%, 2/01/24	$1,185,000	$1,102,050
Covanta Holding Corp., 7.25%, 12/01/20	1,570,000	1,628,875
Covanta Holding Corp., 6.375%, 10/01/22	400,000	408,000
Covanta Holding Corp., 5.875%, 3/01/24	765,000	728,663
NRG Energy, Inc., 8.25%, 9/01/20	1,645,000	1,689,415
NRG Energy, Inc., 6.625%, 3/15/23	1,720,000	1,582,400
NRG Energy, Inc., 6.25%, 7/15/22	350,000	318,500
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	1,945,000	1,682,425

		$9,140,328

Total Bonds		$478,844,767

FLOATING RATE LOANS (g)(r) – 3.3%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,446,076	$1,430,349

Building – 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$1,142,285	$1,134,194

Cable TV – 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$839,236	$831,718

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$1,077,877	$1,071,814

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Consumer Services – 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$1,162,978	$1,160,652

Containers – 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	$715,049	$709,984

Electronics – 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$1,687,000	$1,684,892

Energy – Independent – 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20 (o)	$512,912	$477,222

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$601,437	$602,189

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$1,129,059	$1,127,334

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$1,459,303	$1,456,958

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$1,090,358	$1,083,317

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Retailers – 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$360,499	$360,499

Transportation – Services – 0.4%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$2,020,606	$1,995,348

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20	$1,800,685	$1,751,917

Total Floating Rate Loans		$16,878,387

COMMON STOCKS – 0.3%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$116,520

Special Products & Services – 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	16,073	$1,338,720

Total Common Stocks		$1,455,240

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	4,851,318	$4,851,318

Total Investments		$502,029,712

OTHER ASSETS, LESS LIABILITIES – 1.9%		9,854,596

Net Assets – 100.0%		$511,884,308

(a)	Non-income producing security.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,941,083, representing 38.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$196,442	$199,473
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.595%, 4/26/50	4/12/06	1,079,553	11
ZF North America Capital, Inc., 4.75%, 4/29/25	9/22/15	248,091	247,388
Total Restricted Securities			$446,872
% of Net assets			0.1%

7

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,106,021	10/09/15	$1,210,318	$1,235,989	$(25,671)

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,209,125	December - 2015	$(92,078)

At September 30, 2015, the fund had cash collateral of $75,600 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

9

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,455,240	$—	$—	$1,455,240
U.S. Corporate Bonds	—	400,930,753	—	400,930,753
Commercial Mortgage-Backed Securities	—	301,074	—	301,074
Asset-Backed Securities (including CDOs)	—	114,555	—	114,555
Foreign Bonds	—	77,498,385	—	77,498,385
Floating Rate Loans	—	16,878,387	—	16,878,387
Mutual Funds	4,851,318	—	—	4,851,318
Total Investments	$6,306,558	$495,723,154	$—	$502,029,712

Other Financial Instruments
Futures Contracts	$(92,078)	$—	$—	$(92,078)
Forward Foreign Currency Exchange Contracts	—	(25,671)	—	(25,671)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$553,274,299
Gross unrealized appreciation	2,075,944
Gross unrealized depreciation	(53,320,531)
Net unrealized appreciation (depreciation)	$(51,244,587)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,904,801	120,452,568	(129,506,051)	4,851,318

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,896	$4,851,318

10

QUARTERLY REPORT

September 30, 2015

MFS® INTERNATIONAL

GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	164,098	$1,680,579

Alcoholic Beverages – 5.4%
AmBev S.A., ADR	181,484	$889,272
Carlsberg A.S., “B”	24,981	1,917,342
Diageo PLC	101,424	2,716,462
Pernod Ricard S.A.	36,095	3,637,188

		$9,160,264

Apparel Manufacturers – 4.7%
Burberry Group PLC	99,023	$2,049,223
Kering S.A.	5,040	822,227
LVMH Moet Hennessy Louis Vuitton S.A.	29,843	5,075,346

		$7,946,796

Automotive – 0.5%
Guangzhou Automobile Group Co. Ltd., “H”	1,120,000	$911,891

Broadcasting – 1.9%
WPP PLC	156,676	$3,254,168

Business Services – 9.1%
Accenture PLC, “A”	49,082	$4,822,797
Amadeus IT Holding S.A.	40,331	1,722,642
Brenntag AG	44,181	2,377,802
Compass Group PLC	244,772	3,899,035
Experian Group Ltd.	64,354	1,029,979
Intertek Group PLC	46,498	1,709,961

		$15,562,216

Computer Software – 2.9%
Dassault Systems S.A.	22,479	$1,657,790
OBIC Co. Ltd.	37,100	1,701,541
SAP AG	24,940	1,614,947

		$4,974,278

Computer Software – Systems – 1.5%
NICE Systems Ltd., ADR	45,459	$2,560,705

Construction – 0.1%
Toto Ltd.	7,000	$219,105

Consumer Products – 4.3%
Hengan International Group Co. Ltd.	13,000	$126,910
L’Oreal S.A.	16,443	2,848,796
Reckitt Benckiser Group PLC	38,156	3,455,724
Uni-Charm Corp.	46,500	825,129

		$7,256,559

Containers – 0.5%
Brambles Ltd.	134,303	$920,803

Electrical Equipment – 4.5%
Legrand S.A.	19,578	$1,037,709
Mettler-Toledo International, Inc. (a)	9,148	2,604,801
Prysmian S.p.A.	80,665	1,662,991

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Schneider Electric S.A.	40,948	$2,288,221

		$7,593,722

Electronics – 3.1%
Media Tek, Inc.	100,000	$746,261
Samsung Electronics Co. Ltd.	358	344,287
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	197,773	4,103,790

		$5,194,338

Energy – Independent – 1.1%
INPEX Corp.	148,400	$1,325,828
Oil Search Ltd.	116,337	589,879

		$1,915,707

Energy – Integrated – 1.3%
BG Group PLC	74,154	$1,066,798
Suncor Energy, Inc.	39,568	1,058,210

		$2,125,008

Food & Beverages – 8.1%
Chr. Hansen Holding A.S.	18,864	$1,053,752
Danone S.A.	79,894	5,036,812
M. Dias Branco S.A. Industria e Comercio de Alimentos	17,479	256,156
Nestle S.A.	85,259	6,407,985
Want Want China Holdings Ltd.	1,162,000	959,350

		$13,714,055

Food & Drug Stores – 2.0%
Dairy Farm International Holdings Ltd.	61,200	$372,321
Loblaw Cos. Ltd.	28,827	1,484,229
Sundrug Co. Ltd.	29,300	1,549,134

		$3,405,684

Gaming & Lodging – 1.1%
Paddy Power PLC	15,811	$1,823,256

General Merchandise – 0.5%
Dollarama, Inc.	7,208	$486,817
Lojas Renner S.A.	89,080	413,437

		$900,254

Insurance – 2.2%
AIA Group Ltd.	730,600	$3,803,901

Internet – 0.3%
NAVER Corp.	1,254	$544,671

Machinery & Tools – 1.8%
Atlas Copco AB, “A”	30,990	$744,579
Schindler Holding AG	6,973	1,001,662
Weir Group PLC	69,694	1,233,526

		$2,979,767

Major Banks – 1.5%
HSBC Holdings PLC	333,295	$2,514,405

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 1.2%
Fresenius Medical Care AG & Co. KGaA	26,245	$2,047,552

Medical Equipment – 3.7%
Essilor International S.A.	12,717	$1,547,466
QIAGEN N.V. (a)	28,287	728,088
Smith & Nephew PLC	87,688	1,529,454
Sonova Holding AG	8,481	1,091,235
Terumo Corp.	50,800	1,440,382

		$6,336,625

Network & Telecom – 1.2%
Ericsson, Inc., “B”	215,546	$2,116,844

Other Banks & Diversified Financials – 8.2%
Aeon Credit Service Co. Ltd.	61,800	$1,223,694
Credicorp Ltd.	8,589	913,526
DBS Group Holdings Ltd.	123,500	1,410,999
Grupo Financiero Banorte S.A. de C.V.	171,259	838,825
HDFC Bank Ltd.	170,093	2,775,379
Julius Baer Group Ltd.	37,719	1,711,404
Sberbank of Russia	557,530	642,615
UBS AG	239,354	4,423,113

		$13,939,555

Pharmaceuticals – 11.7%
Bayer AG	34,072	$4,357,345
Novartis AG	57,533	5,277,499
Novo Nordisk A.S., “B”	58,261	3,125,355
Roche Holding AG	21,404	5,644,190
Shire PLC	21,792	1,484,781

		$19,889,170

Railroad & Shipping – 2.1%
Canadian National Railway Co. (l)	63,067	$3,579,683

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.5%
Whitbread PLC	36,430	$2,572,510

Specialty Chemicals – 7.2%
Akzo Nobel N.V.	32,213	$2,087,338
Croda International PLC	35,425	1,451,730
L’Air Liquide S.A.	17,221	2,032,995
LG Chemical Ltd.	5,435	1,320,631
Linde AG	17,495	2,833,614
Nippon Paint Holdings Co. Ltd.	34,500	604,037
Symrise AG	30,800	1,851,232

		$12,181,577

Telecommunications – Wireless – 0.6%
SoftBank Corp.	23,600	$1,085,846

Tobacco – 1.6%
ITC Ltd.	231,225	$1,164,294
Japan Tobacco, Inc.	50,600	1,574,056

		$2,738,350

Total Common Stocks		$167,449,844

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,555,898	$1,555,898

COLLATERAL FOR SECURITIES LOANED – 1.5%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	2,583,011	$2,583,011

Total Investments		$171,588,753

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(1,407,852)

Net Assets – 100.0%		$170,180,901

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$31,648,335	$—	$—	$31,648,335
France	25,984,550	—	—	25,984,550
Switzerland	25,557,088	—	—	25,557,088
Germany	15,810,580	—	—	15,810,580
Japan	—	11,548,752	—	11,548,752
United States	7,427,598	—	—	7,427,598
Canada	6,608,939	—	—	6,608,939
Denmark	6,096,449	—	—	6,096,449
Taiwan	4,103,790	746,261	—	4,850,051
Other Countries	16,941,462	14,976,040	—	31,917,502
Mutual Funds	4,138,909	—	—	4,138,909
Total Investments	$144,317,700	$27,271,053	$—	$171,588,753

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $372,321 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $83,605,075 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$143,314,414
Gross unrealized appreciation	35,347,128
Gross unrealized depreciation	(7,072,789)
Net unrealized appreciation (depreciation)	$28,274,339

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,302,854	19,701,656	(20,448,612)	1,555,898

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$736	$1,555,898

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United Kingdom	18.6%
France	15.2%
Switzerland	15.0%
Germany	9.3%
Japan	6.8%
United States	6.0%
Canada	3.9%
Denmark	3.6%
Taiwan	2.8%
Other Countries	18.8%

4

QUARTERLY REPORT

September 30, 2015

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.8%
Aerospace – 1.1%
Cobham PLC	3,218,441	$13,909,864

Alcoholic Beverages – 3.6%
Heineken N.V.	291,703	$23,546,542
Pernod Ricard S.A.	220,540	22,223,175

		$45,769,717

Automotive – 0.7%
USS Co. Ltd.	520,500	$8,701,698

Broadcasting – 0.7%
Fuji Media Holdings, Inc.	389,300	$4,549,287
Nippon Television Holdings, Inc.	249,100	4,033,487

		$8,582,774

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	879,400	$6,557,390
Daiwa Securities Group, Inc.	813,000	5,268,907
IG Group Holdings PLC	623,553	7,258,535

		$19,084,832

Business Services – 10.3%
Accenture PLC, “A”	120,206	$11,811,442
Amadeus IT Holding S.A.	450,580	19,245,443
Brenntag AG	175,564	9,448,776
Bunzl PLC	797,338	21,349,255
Compass Group PLC	1,795,758	28,605,081
Intertek Group PLC	74,181	2,728,002
Nomura Research, Inc.	670,780	25,842,053
SGS S.A.	6,205	10,823,415

		$129,853,467

Chemicals – 1.6%
Givaudan S.A.	9,731	$15,825,605
Orica Ltd.	436,176	4,620,173

		$20,445,778

Computer Software – 2.6%
Cadence Design Systems, Inc. (a)	599,486	$12,397,370
Dassault Systems S.A.	123,127	9,080,416
OBIC Co. Ltd.	190,900	8,755,368
Synopsys, Inc. (a)	68,047	3,142,410

		$33,375,564

Construction – 0.3%
Geberit AG	12,334	$3,767,527

Consumer Products – 10.1%
Colgate-Palmolive Co.	625,461	$39,691,755
Kao Corp.	676,800	30,749,258
Kobayashi Pharmaceutical Co. Ltd.	121,400	9,160,956
KOSE Corp.	46,700	4,277,690
Reckitt Benckiser Group PLC	474,974	43,017,592

		$126,897,251

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 2.2%
Brambles Ltd.	4,115,431	$28,216,066

Electrical Equipment – 1.7%
IMI PLC	414,534	$5,947,911
Legrand S.A.	199,398	10,568,862
Spectris PLC	176,537	4,515,921

		$21,032,694

Electronics – 8.3%
Analog Devices, Inc.	440,006	$24,820,738
ASM International N.V.	94,009	3,038,970
Halma PLC	877,236	9,574,581
Hirose Electric Co. Ltd.	101,400	11,073,452
Infineon Technologies AG	768,317	8,632,389
NVIDIA Corp.	516,580	12,733,697
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	956,899	19,855,654
Texas Instruments, Inc.	212,716	10,533,696
Xilinx, Inc.	115,743	4,907,503

		$105,170,680

Energy – Independent – 0.7%
Cairn Energy PLC (a)	1,032,965	$2,187,664
INPEX Corp.	679,600	6,071,651

		$8,259,315

Food & Beverages – 8.7%
Danone S.A.	705,439	$44,473,474
ITO EN Ltd.	167,800	3,519,367
Nestle S.A.	704,054	52,916,022
Toyo Suisan Kaisha Ltd.	233,000	8,846,474

		$109,755,337

Insurance – 4.9%
Amlin PLC	545,003	$5,412,534
Euler Hermes Group	38,752	3,594,022
Fairfax Financial Holdings Ltd.	47,486	21,625,434
Hiscox Ltd.	432,490	6,163,026
Jardine Lloyd Thompson Group PLC	368,139	5,674,832
Sony Financial Holdings, Inc.	339,500	5,590,867
Zurich Insurance Group AG	53,145	13,043,591

		$61,104,306

Leisure & Toys – 0.7%
Sankyo Co. Ltd.	102,800	$3,663,780
Yamaha Corp.	250,500	5,560,222

		$9,224,002

Machinery & Tools – 1.4%
GEA Group AG	173,896	$6,613,386
Glory Ltd.	155,100	3,671,229
Neopost S.A.	126,281	3,284,956
Schindler Holding AG	27,452	3,943,443

		$17,513,014

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 2.2%
Bank of Ireland (a)	14,014,732	$5,449,699
HSBC Holdings PLC	1,424,134	10,743,783
Sumitomo Mitsui Financial Group, Inc.	290,300	11,050,993

		$27,244,475

Medical Equipment – 1.3%
Nihon Kohden Corp.	403,500	$6,717,439
Terumo Corp.	334,300	9,478,737

		$16,196,176

Network & Telecom – 1.9%
Ericsson, Inc., “B”	2,420,885	$23,775,142

Other Banks & Diversified Financials – 6.3%
Chiba Bank Ltd.	613,000	$4,362,850
DnB NOR A.S.A.	1,120,976	14,576,428
Hachijuni Bank Ltd.	602,000	4,257,667
ING Groep N.V.	1,238,712	17,509,324
Joyo Bank Ltd.	866,000	4,575,812
Julius Baer Group Ltd.	88,026	3,993,956
Jyske Bank A.S. (a)	76,394	4,222,787
North Pacific Bank Ltd.	902,000	3,585,885
Svenska Handelsbanken AB, “A”	718,551	10,293,283
Sydbank A.S.	101,297	3,851,724
UBS AG	259,497	4,795,343
UniCredit S.p.A.	631,465	3,930,185

		$79,955,244

Pharmaceuticals – 6.6%
Bayer AG	162,312	$20,757,495
GlaxoSmithKline PLC	915,707	17,537,078
Novartis AG	185,717	17,035,809
Roche Holding AG	67,038	17,677,782
Santen Pharmaceutical Co. Ltd.	784,300	10,570,146

		$83,578,310

Real Estate – 3.7%
Deutsche Annington Immobilien SE	590,824	$18,977,061
Deutsche Wohnen AG	601,719	16,059,332
LEG Immobilien AG	91,679	7,561,250
TAG Immobilien AG (l)	350,705	4,155,862

		$46,753,505

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.2%
Symrise AG	246,909	$14,840,447

Specialty Stores – 0.3%
Esprit Holdings Ltd.	5,224,458	$3,912,492

Telecommunications – Wireless – 3.6%
KDDI Corp.	1,499,800	$33,587,016
Vodafone Group PLC	3,569,507	11,255,820

		$44,842,836

Telephone Services – 0.5%
TDC A.S.	1,189,286	$6,121,554

Tobacco – 3.6%
British American Tobacco PLC	394,018	$21,714,120
Japan Tobacco, Inc.	740,200	23,026,012

		$44,740,132

Trucking – 1.5%
Yamato Holdings Co. Ltd.	1,009,000	$19,347,013

Total Common Stocks		$1,181,971,212

PREFERRED STOCKS – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA	263,903	$27,120,583

MONEY MARKET FUNDS – 3.0%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	37,606,306	$37,606,306

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	106,235	$106,235

Total Investments		$1,246,804,336

OTHER ASSETS, LESS LIABILITIES – 1.0%		12,769,061

Net Assets – 100.0%		$1,259,573,397

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$279,895,317	$—	$279,895,317
United Kingdom	217,595,599	—	—	217,595,599
Switzerland	143,822,493	—	—	143,822,493
Germany	134,166,580	—	—	134,166,580
United States	120,038,612	—	—	120,038,612
France	93,224,904	—	—	93,224,904
Netherlands	44,094,836	—	—	44,094,836
Australia	—	39,393,629	—	39,393,629
Sweden	34,068,425	—	—	34,068,425
Other Countries	98,878,908	3,912,492	—	102,791,400
Mutual Funds	37,712,541	—	—	37,712,541
Total Investments	$923,602,898	$323,201,438	$—	$1,246,804,336

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,912,492 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $544,919,978 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,078,868,196
Gross unrealized appreciation	225,597,606
Gross unrealized depreciation	(57,661,466)
Net unrealized appreciation (depreciation)	$167,936,140

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,223,593	217,064,802	(204,682,089)	37,606,306

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,247	$37,606,306

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

Japan	22.4%
United Kingdom	17.4%
United States	13.0%
Switzerland	11.5%
Germany	10.7%
France	7.4%
Netherlands	3.5%
Australia	3.2%
Sweden	2.7%
Other Countries	8.2%

4

QUARTERLY REPORT

September 30, 2015

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 2.2%
United Technologies Corp.	207,610	$18,475,209

Alcoholic Beverages – 1.5%
AmBev S.A., ADR	1,002,383	$4,911,677
Pernod Ricard S.A.	80,737	8,135,633

		$13,047,310

Apparel Manufacturers – 5.4%
Burberry Group PLC	423,212	$8,758,124
LVMH Moet Hennessy Louis Vuitton S.A.	92,369	15,709,031
NIKE, Inc., “B”	90,088	11,078,121
VF Corp.	150,846	10,289,206

		$45,834,482

Automotive – 0.8%
Johnson Controls, Inc.	166,219	$6,874,818

Broadcasting – 5.2%
Discovery Communications, Inc., “A” (a)	237,699	$6,187,305
Omnicom Group, Inc.	45,310	2,985,929
Time Warner, Inc.	199,588	13,721,675
Twenty-First Century Fox, Inc.	614,343	16,574,974
Walt Disney Co.	45,339	4,633,646

		$44,103,529

Brokerage & Asset Managers – 2.5%
Charles Schwab Corp.	149,020	$4,256,011
CME Group, Inc.	47,851	4,437,702
Franklin Resources, Inc.	336,123	12,523,943

		$21,217,656

Business Services – 11.1%
Accenture PLC, “A”	419,379	$41,208,181
Cognizant Technology Solutions Corp., “A” (a)	207,280	12,977,801
Equifax, Inc.	114,166	11,094,652
Fidelity National Information Services, Inc.	290,556	19,490,496
Fiserv, Inc. (a)	111,448	9,652,511

		$94,423,641

Chemicals – 4.3%
LyondellBasell Industries N.V., “A”	135,301	$11,278,691
Monsanto Co.	163,114	13,920,149
PPG Industries, Inc.	133,424	11,699,951

		$36,898,791

Computer Software – 2.1%
Oracle Corp.	504,293	$18,215,063

Computer Software – Systems – 4.2%
Apple, Inc.	184,625	$20,364,138
EMC Corp.	651,035	15,729,006

		$36,093,144

Construction – 0.9%
Sherwin-Williams Co.	36,199	$8,064,413

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 5.0%
Church & Dwight Co., Inc.	76,465	$6,415,414
Colgate-Palmolive Co.	460,659	29,233,420
L’Oreal S.A.	42,918	7,435,664

		$43,084,498

Electrical Equipment – 8.1%
Amphenol Corp., “A”	132,978	$6,776,559
Danaher Corp.	299,630	25,531,472
Mettler-Toledo International, Inc. (a)	43,693	12,441,145
Sensata Technologies Holding B.V. (a)	95,204	4,221,345
W.W. Grainger, Inc.	92,826	19,958,518

		$68,929,039

Electronics – 4.7%
Microchip Technology, Inc.	231,470	$9,974,042
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	585,394	12,146,926
Texas Instruments, Inc.	363,088	17,980,118

		$40,101,086

Food & Beverages – 4.1%
Danone S.A.	188,880	$11,907,691
Mead Johnson Nutrition Co., “A”	260,217	18,319,277
PepsiCo, Inc.	49,059	4,626,264

		$34,853,232

Food & Drug Stores – 2.6%
CVS Health Corp.	232,433	$22,425,136

Internet – 5.4%
Google, Inc., “A”	71,702	$45,772,406

Machinery & Tools – 1.7%
Colfax Corp. (a)	276,527	$8,270,923
Fastenal Co.	162,950	5,965,600

		$14,236,523

Medical & Health Technology & Services – 1.5%
Express Scripts Holding Co. (a)	162,572	$13,161,829

Medical Equipment – 7.6%
Abbott Laboratories	299,725	$12,054,940
DENTSPLY International, Inc.	196,681	9,946,158
St. Jude Medical, Inc.	72,554	4,577,432
Thermo Fisher Scientific, Inc.	209,120	25,571,194
Waters Corp. (a)	107,674	12,728,144

		$64,877,868

Oil Services – 0.5%
Schlumberger Ltd.	66,804	$4,607,472

Other Banks & Diversified Financials – 6.0%
MasterCard, Inc., “A”	136,495	$12,300,929
Visa, Inc., “A”	554,539	38,629,187

		$50,930,116

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.8%
Eli Lilly & Co.	64,746	$5,418,593
Roche Holding AG	45,403	11,972,677
Zoetis, Inc.	152,479	6,279,085

		$23,670,355

Printing & Publishing – 1.2%
Moody’s Corp.	103,840	$10,197,088

Specialty Chemicals – 3.6%
Ecolab, Inc.	174,662	$19,163,915
Praxair, Inc.	110,976	11,304,015

		$30,467,930

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 3.8%
AutoZone, Inc. (a)	22,399	$16,213,068
TJX Cos., Inc.	233,043	16,643,931

		$32,856,999

Total Common Stocks		$843,419,633

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	7,526,159	$7,526,159

Total Investments		$850,945,792

OTHER ASSETS, LESS LIABILITIES – 0.3%		2,137,605

Net Assets – 100.0%		$853,083,397

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$843,419,633	$—	$—	$843,419,633
Mutual Funds	7,526,159	—	—	7,526,159
Total Investments	$850,945,792	$—	$—	$850,945,792

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $51,946,143 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$700,379,491
Gross unrealized appreciation	186,823,481
Gross unrealized depreciation	(36,257,180)
Net unrealized appreciation (depreciation)	$150,566,301

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,748,391	114,420,148	(112,642,380)	7,526,159

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,588	$7,526,159

4

QUARTERLY REPORT

September 30, 2015

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 18.0%
Major Banks – 18.0%
Bank of Montreal/Chicago Branch, 0.31%, due 1/21/16	$15,440,000	$15,440,000
Canadian Imperial Bank of Commerce/New York Branch, 0.2%, due 10/26/15	9,451,000	9,451,000
Canadian Imperial Bank of Commerce/New York Branch, 0.2%, due 11/20/15	5,515,000	5,515,000
National Australia Bank/New York Branch, 0.16%, due 11/02/15	12,800,000	12,800,000
Toronto Dominion Bank/New York Branch, 0.16%, due 10/19/15	15,600,000	15,600,000
Wells Fargo & Co., 0.27%, due 10/07/15	11,790,000	11,790,000

Total Certificates of Deposit, at Cost and Value		$70,596,000

COMMERCIAL PAPER (y) – 42.9%
Automotive – 5.9%
American Honda Finance Corp., 0.152%, due 10/08/15	$4,000,000	$3,999,883
American Honda Finance Corp., 0.132%, due 10/09/15	190,000	189,995
American Honda Finance Corp., 0.162%, due 10/15/15	6,000,000	5,999,627
Toyota Motor Credit Corp., 0.172%, due 11/03/15	12,975,000	12,972,978

		$23,162,483

Computer Software – Systems – 7.8%
International Business Machines Corp., 0.112%, due 10/16/15 (t)	$7,200,000	$7,199,670
International Business Machines Corp., 0.122%, due 10/22/15 (t)	8,225,000	8,224,424
Microsoft Corp., 0.142%, due 10/14/15 (t)	15,000,000	14,999,242

		$30,423,336

Electronics – 3.7%
Emerson Electric Co., 0.122%, due 10/20/15 (t)	$14,000,000	$13,999,113
Emerson Electric Co., 0.183%, due 11/10/15 (t)	500,000	499,900

		$14,499,013

Food & Beverages – 9.5%
Anheuser-Busch InBev Worldwide, Inc., 0.132%, due 10/02/15 (t)	$1,000,000	$999,996
Anheuser-Busch InBev Worldwide, Inc., 0.172%, due 10/13/15 (t)	7,000,000	6,999,603
Coca-Cola Co., 0.162%, due 10/13/15 (t)	4,621,000	4,620,754
Coca-Cola Co., 0.112%, due 10/14/15 (t)	3,000,000	2,999,881
Coca-Cola Co., 0.162%, due 10/22/15 (t)	4,928,000	4,927,540
Coca-Cola Co., 0.203%, due 11/24/15 (t)	2,000,000	1,999,400
Pepsico, Inc., 0.122%, due 10/05/15 (t)	10,000,000	9,999,867
Pepsico, Inc., 0.132%, due 10/21/15 (t)	1,032,000	1,031,925
Pepsico, Inc., 0.122%, due 10/26/15 (t)	2,500,000	2,499,792

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Food & Beverages – continued
Pepsico, Inc., 0.142%, due 11/12/15 (t)	$1,000,000	$999,837

		$37,078,595

Major Banks – 9.2%
HSBC USA, Inc., 0.051%, due 10/01/15 (t)	$15,500,000	$15,500,000
Royal Bank of Canada, 0.061%, due 10/23/15	12,330,000	12,329,548
Royal Bank of Canada, 0.101%, due 11/27/15	3,000,000	2,999,525
Westpac Banking Corp., 0.315%, due 12/03/15 (t)	5,000,000	4,997,287

		$35,826,360

Oils – 3.0%
Exxon Mobil Corp., 0.112%, due 10/02/15	$9,700,000	$9,699,970
Exxon Mobil Corp., 0.122%, due 10/09/15	2,230,000	2,229,941

		$11,929,911

Retailers – 3.8%
Wal-Mart Stores, Inc., 0.152%, due 11/09/15 (t)	$15,000,000	$14,997,562

Total Commercial Paper, at Amortized Cost and Value		$167,917,260

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 40.0%
Farmer Mac, 0.051%, due 10/23/15	$4,391,000	$4,390,866
Federal Home Loan Bank, 0.071%, due 10/01/15	2,945,000	2,945,000
Federal Home Loan Bank, 0.066%, due 10/07/15	5,000,000	4,999,946
Federal Home Loan Bank, 0.115%, due 10/09/15	31,715,000	31,714,207
Federal Home Loan Bank, 0.126%, due 10/14/15	9,559,000	9,558,573
Federal Home Loan Bank, 0.147%, due 10/21/15	15,655,000	15,653,739
Federal Home Loan Bank, 0.102%, due 11/04/15	3,107,000	3,106,700
Federal Home Loan Bank, 0.091%, due 11/16/15	15,680,000	15,678,197
Federal Home Loan Bank, 0.091%, due 11/19/15	4,588,000	4,587,438
Federal Home Loan Bank, 0.122%, due 12/04/15	3,000,000	2,999,360
Freddie Mac, 0.042%, due 10/05/15	8,384,000	8,383,962
U.S. Treasury Bill, 0.069%, due 10/01/15	7,000,000	7,000,000
U.S. Treasury Bill, 0.076%, due 11/05/15	5,000,000	4,999,635
U.S. Treasury Bill, 0.001%, due 12/24/15	15,700,000	15,699,963
U.S. Treasury Bill, 0.28%, due 1/07/16	16,785,000	16,772,435

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
U.S. Treasury Bill, 0.105%, due 3/31/16	$7,800,000	$7,795,859

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$156,285,880

FLOATING RATE DEMAND NOTES – 1.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.01%, due 10/01/15	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 10/01/15	1,020,000	1,020,000

Total Floating Rate Demand Notes, at Cost and Value		$4,320,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 0.1%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, dated 9/30/15, due 10/01/15, total to be received $418,001 (secured by U.S. Treasury and Federal Agency obligations valued at $426,695 in a jointly traded account), at Cost and Value	$418,000	$418,000

Total Investments, at Amortized Cost and Value		$399,537,140

OTHER ASSETS, LESS LIABILITIES – (2.1)%		(8,408,088)

Net Assets – 100.0%		$391,129,052

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $399,537,140.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$399,537,140	$—	$399,537,140

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

September 30, 2015

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Airlines – 0.3%
Stagecoach Group PLC	208,930	$1,067,014

Apparel Manufacturers – 1.8%
Burberry Group PLC	79,178	$1,638,542
Global Brands Group Holding Ltd. (a)	5,174,000	1,076,375
LVMH Moet Hennessy Louis Vuitton S.A.	26,457	4,499,495

		$7,214,412

Automotive – 3.6%
DENSO Corp.	164,700	$6,982,402
GKN PLC	1,148,342	4,655,572
Honda Motor Co. Ltd.	71,900	2,143,964
USS Co. Ltd.	20,700	346,062

		$14,128,000

Broadcasting – 1.2%
WPP PLC	222,077	$4,612,550

Business Services – 4.0%
Amadeus IT Holding S.A.	38,914	$1,662,118
Brenntag AG	26,230	1,411,687
Cognizant Technology Solutions Corp., “A” (a)	75,863	4,749,782
Compass Group PLC	186,862	2,976,572
Mitsubishi Corp.	125,700	2,066,676
Nomura Research, Inc.	73,150	2,818,131

		$15,684,966

Cable TV – 0.5%
British Sky Broadcasting Group PLC	113,862	$1,798,234

Chemicals – 0.6%
Orica Ltd.	223,250	$2,364,764

Computer Software – 0.4%
Dassault Systems S.A.	20,263	$1,494,363

Conglomerates – 1.0%
CK Hutchison Holdings Ltd.	298,512	$3,887,466

Consumer Products – 3.2%
L’Oreal S.A.	34,102	$5,908,267
Reckitt Benckiser Group PLC	75,330	6,822,511

		$12,730,778

Containers – 0.2%
Brambles Ltd.	127,730	$875,738

Electrical Equipment – 3.3%
Legrand S.A.	25,109	$1,330,874
Schneider Electric S.A.	104,229	5,824,437
Siemens AG	63,934	5,710,900

		$12,866,211

Electronics – 2.7%
Infineon Technologies AG	245,756	$2,761,180
Media Tek, Inc.	360,000	2,686,540

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	1,287,804	$5,138,989

		$10,586,709

Energy – Independent – 1.7%
Cairn Energy PLC (a)	314,284	$665,606
Galp Energia SGPS S.A., “B”	138,050	1,357,308
INPEX Corp.	158,200	1,413,383
Oil Search Ltd.	321,824	1,631,786
Reliance Industries Ltd.	130,114	1,713,438

		$6,781,521

Energy – Integrated – 2.2%
BG Group PLC	336,733	$4,844,324
Royal Dutch Shell PLC, “A”	164,293	3,862,221

		$8,706,545

Food & Beverages – 5.6%
Danone S.A.	112,635	$7,100,925
M. Dias Branco S.A. Industria e Comercio de Alimentos	53,539	784,618
Nestle S.A.	187,236	14,072,478

		$21,958,021

Food & Drug Stores – 0.7%
Sundrug Co. Ltd.	52,700	$2,786,326

Insurance – 3.9%
AIA Group Ltd.	1,181,600	$6,152,052
Hiscox Ltd.	141,419	2,015,235
Sony Financial Holdings, Inc.	143,600	2,364,797
Zurich Insurance Group AG	20,283	4,978,138

		$15,510,222

Internet – 0.4%
Alibaba Group Holding Ltd., ADR (a)	27,908	$1,645,735

Machinery & Tools – 3.6%
Atlas Copco AB, “A”	238,154	$5,721,990
Kubota Corp.	342,000	4,709,729
Schindler Holding AG	25,220	3,622,820

		$14,054,539

Major Banks – 9.7%
Barclays PLC	1,407,809	$5,199,571
BNP Paribas	92,869	5,443,868
BOC Hong Kong Holdings Ltd.	619,000	1,831,084
HSBC Holdings PLC	1,074,568	8,106,629
Mitsubishi UFJ Financial Group, Inc.	997,900	6,031,164
Sumitomo Mitsui Financial Group, Inc.	149,700	5,698,704
Westpac Banking Corp.	285,519	6,002,086

		$38,313,106

Medical Equipment – 0.7%
Terumo Corp.	102,300	$2,900,613

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 3.0%
BHP Billiton PLC	125,844	$1,913,223
Gerdau S.A., ADR	472,383	647,165
Iluka Resources Ltd.	390,652	1,708,866
Rio Tinto Ltd.	225,351	7,533,881

		$11,803,135

Natural Gas – Distribution – 2.5%
Centrica PLC	492,374	$1,707,170
China Resources Gas Group Ltd.	876,000	2,275,428
Engie	206,273	3,328,266
Tokyo Gas Co. Ltd.	542,000	2,634,688

		$9,945,552

Natural Gas – Pipeline – 1.1%
APA Group	409,163	$2,462,992
Enbridge, Inc.	53,615	1,990,726

		$4,453,718

Network & Telecom – 0.6%
Ericsson, Inc., “B”	236,376	$2,321,413

Oil Services – 0.2%
Technip	20,894	$984,424

Other Banks & Diversified Financials – 11.3%
Aeon Credit Service Co. Ltd.	114,000	$2,257,299
DBS Group Holdings Ltd.	203,700	2,327,292
Element Financial Corp. (a)	150,956	2,061,010
HDFC Bank Ltd., ADR	43,995	2,687,655
ING Groep N.V.	430,387	6,083,565
Intesa Sanpaolo S.p.A.	1,410,890	4,975,522
Julius Baer Group Ltd.	57,144	2,592,764
Kasikornbank Co. Ltd.	216,300	1,016,095
Kasikornbank PLC, NVDR	14,300	67,529
KBC Groep N.V.	58,591	3,690,519
Lloyds TSB Group PLC	5,551,960	6,312,481
MasterCard, Inc., “A”	37,186	3,351,202
Sberbank of Russia, ADR	169,740	837,752
UBS AG	330,975	6,116,212

		$44,376,897

Pharmaceuticals – 10.8%
Bayer AG	62,454	$7,987,016
Novartis AG	143,701	13,181,684
Roche Holding AG	50,494	13,315,163
Santen Pharmaceutical Co. Ltd.	335,000	4,514,852
Valeant Pharmaceuticals International, Inc. (a)	20,601	3,674,806

		$42,673,521

Printing & Publishing – 1.5%
Reed Elsevier N.V.	358,325	$5,833,714

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 0.4%
Deutsche Wohnen AG	55,456	$1,480,070

Restaurants – 1.7%
Whitbread PLC	73,089	$5,161,190
YUM! Brands, Inc.	20,019	1,600,519

		$6,761,709

Specialty Chemicals – 4.9%
Akzo Nobel N.V.	92,941	$6,022,391
JSR Corp.	279,800	4,042,265
Linde AG	35,593	5,764,894
Nippon Paint Holdings Co. Ltd.	52,800	924,439
Symrise AG	43,718	2,627,667

		$19,381,656

Specialty Stores – 1.2%
ABC-MART, Inc.	24,900	$1,391,341
Esprit Holdings Ltd.	914,900	685,150
Hennes & Mauritz AB, “B”	69,720	2,546,420

		$4,622,911

Telecommunications – Wireless – 3.4%
KDDI Corp.	231,500	$5,184,287
Mobile TeleSystems PJSC	175,766	572,255
Philippine Long Distance Telephone Co.	18,035	845,029
SoftBank Corp.	56,700	2,608,790
Vodafone Group PLC	1,305,456	4,116,529

		$13,326,890

Telephone Services – 1.3%
BT Group PLC	400,237	$2,540,503
Hellenic Telecommunications Organization S.A.	133,052	1,159,644
TDC A.S.	261,815	1,347,628

		$5,047,775

Tobacco – 1.3%
Japan Tobacco, Inc.	167,300	$5,204,339

Trucking – 1.3%
Yamato Holdings Co. Ltd.	278,200	$5,334,330

Utilities – Electric Power – 0.5%
Enel S.p.A.	484,018	$2,156,876

Total Common Stocks		$387,676,763

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	4,199,658	$4,199,658

Total Investments		$391,876,421

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,329,711

Net Assets – 100.0%		$394,206,132

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$77,549,558	$—	$—	$77,549,558
Japan	—	74,358,581	—	74,358,581
Switzerland	57,879,259	—	—	57,879,259
France	35,914,919	—	—	35,914,919
Germany	27,743,414	—	—	27,743,414
Netherlands	17,939,670	—	—	17,939,670
Australia	—	15,046,232	—	15,046,232
Hong Kong	—	13,632,127	—	13,632,127
Sweden	10,589,823	—	—	10,589,823
Other Countries	42,241,706	14,781,474	—	57,023,180
Mutual Funds	4,199,658	—	—	4,199,658
Total Investments	$274,058,007	$117,818,414	$—	$391,876,421

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,148,142 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $175,978,137 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$403,973,609
Gross unrealized appreciation	39,703,719
Gross unrealized depreciation	(51,800,907)
Net unrealized appreciation (depreciation)	$(12,097,188)

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,372,179	39,943,394	(40,115,915)	4,199,658

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,352	$4,199,658

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United Kingdom	19.7%
Japan	18.9%
Switzerland	14.7%
France	9.1%
Germany	7.0%
Netherlands	4.5%
United States	4.1%
Australia	3.8%
Hong Kong	3.5%
Other Countries	14.7%

5

QUARTERLY REPORT

September 30, 2015

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 64.4%
Asset-Backed & Securitized – 2.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	$274,563	$171,886
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	105,103	111,123
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	585,892	46,608
Falcon Franchise Loan LLC, FRN, 6.947%, 1/05/23 (i)(z)	37,448	3,932
Falcon Franchise Loan LLC, FRN, 30.805%, 1/05/25 (i)(z)	31,066	7,504
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43 (d)(i)(q)(z)	21,405	61
First Union-Lehman Brothers Bank of America, FRN, 0.991%, 11/18/35 (i)	716,282	13,382
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	150,000	149,850
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49	293,049	303,396
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.195%, 2/18/30 (i)	34,831	450
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	300,000	311,547
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39 (i)(z)	808,429	4,074
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	170,003	170,872

		$1,294,685

Automotive – 1.7%
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	$390,000	$386,456
General Motors Financial Co., Inc., 2.625%, 7/10/17	168,000	168,389
General Motors Financial Co., Inc., 3.45%, 4/10/22	273,000	262,595
Hyundai Capital America, 1.875%, 8/09/16 (n)	180,000	180,870

		$998,310

Biotechnology – 0.5%
Life Technologies Corp., 6%, 3/01/20	$240,000	$274,068

Broadcasting – 0.3%
Discovery Communications, Inc., 3.45%, 3/15/25	$93,000	$86,160
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	102,000	102,014

		$188,174

Building – 1.2%
CRH PLC, 8.125%, 7/15/18	$200,000	$232,607
Martin Marietta Materials, Inc., 4.25%, 7/02/24	215,000	215,891

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – continued
Martin Marietta Materials, Inc., FRN, 1.381%, 6/30/17	$300,000	$297,748

		$746,246

Cable TV – 1.4%
CCO Safari Il LLC, 3.579%, 7/23/20 (n)	$200,000	$198,527
Cox Communications, Inc., 3.25%, 12/15/22 (n)	306,000	290,714
Time Warner Cable, Inc., 8.25%, 4/01/19	310,000	361,234

		$850,475

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 5/15/19	$280,000	$338,483
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	8,000	8,010

		$346,493

Consumer Products – 0.6%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$110,000	$110,969
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	259,000	268,397

		$379,366

Consumer Services – 1.1%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$400,000	$402,193
Priceline Group, Inc., 3.65%, 3/15/25	250,000	248,488

		$650,681

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$100,000	$113,625

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$84,000	$84,949

Electronics – 0.2%
Lam Research Corp., 2.75%, 3/15/20	$149,000	$146,049

Emerging Market Quasi-Sovereign – 1.3%
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	$183,269	$210,301
Petroleos Mexicanos, 5.5%, 1/21/21	216,000	227,113
Petroleos Mexicanos, 4.875%, 1/24/22	64,000	63,373
Petroleos Mexicanos, 4.875%, 1/18/24	10,000	9,679
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	130,000	118,950
Petroleos Mexicanos, 6.5%, 6/02/41	80,000	73,584
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	53,800	55,123

		$758,123

Emerging Market Sovereign – 0.6%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$11,000	$11,110
Republic of Hungary, 5.375%, 2/21/23	146,000	158,740
Republic of Philippines, 6.375%, 10/23/34	100,000	130,722
Republic of Poland, 5%, 3/23/22	37,000	41,348

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – continued
Republic of Romania, 4.375%, 8/22/23 (n)	$8,000	$8,336
United Mexican States, 4%, 10/02/23	4,000	4,074

		$354,330

Energy – Independent – 0.4%
EQT Corp., 4.875%, 11/15/21	$122,000	$124,220
Hess Corp., 8.125%, 2/15/19	90,000	105,108

		$229,328

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$75,000	$82,452
BP Capital Markets PLC, 4.742%, 3/11/21	220,000	243,383
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)	115,000	41,400

		$367,235

Financial Institutions – 1.3%
CIT Group, Inc., 3.875%, 2/19/19	$240,000	$238,650
General Electric Capital Corp., 6%, 8/07/19	80,000	92,524
General Electric Capital Corp., 5.5%, 1/08/20	205,000	234,599
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	200,000	203,549

		$769,322

Food & Beverages – 2.2%
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	$320,000	$310,932
Kraft Foods Group, Inc., 6.125%, 8/23/18	250,000	278,875
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	205,000	210,211
Tyson Foods, Inc., 4.5%, 6/15/22	124,000	131,412
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	91,000	92,602
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	277,000	288,507

		$1,312,539

Food & Drug Stores – 0.8%
CVS Health Corp., 3.875%, 7/20/25	$290,000	$298,934
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	176,000	178,320

		$477,254

Gaming & Lodging – 0.6%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$320,000	$347,769

Insurance – 2.3%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$245,000	$235,141
American International Group, Inc., 3.75%, 7/10/25	294,000	298,566
Principal Financial Group, Inc., 8.875%, 5/15/19	210,000	256,298
Unum Group, 7.125%, 9/30/16	250,000	263,578
Unum Group, 4%, 3/15/24	323,000	333,209

		$1,386,792

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – Health – 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/25		$299,000	$309,057

Insurance – Property & Casualty – 0.5%
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		$90,000	$101,701
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		187,000	202,182

			$303,883

International Market Quasi-Sovereign – 0.4%
Eksportfinans A.S.A., 5.5%, 5/25/16		$240,000	$244,920

International Market Sovereign – 15.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	307,000	$256,020
Federal Republic of Germany, 3.25%, 7/04/21	EUR	58,000	76,714
Federal Republic of Germany, 1.75%, 2/15/24	EUR	74,000	92,110
Federal Republic of Germany, 6.25%, 1/04/30	EUR	133,000	255,700
Federal Republic of Germany, 2.5%, 7/04/44	EUR	74,000	106,646
Government of Canada, 4.25%, 6/01/18	CAD	80,000	65,803
Government of Canada, 3.25%, 6/01/21	CAD	156,000	131,593
Government of Canada, 5.75%, 6/01/33	CAD	46,000	53,314
Government of Canada, 4%, 6/01/41	CAD	26,000	26,214
Government of Japan, 1.1%, 6/20/20	JPY	42,950,000	375,525
Government of Japan, 0.8%, 6/20/23	JPY	19,100,000	166,949
Government of Japan, 2.1%, 9/20/24	JPY	41,900,000	405,983
Government of Japan, 2.2%, 9/20/27	JPY	37,800,000	377,278
Government of Japan, 1.5%, 3/20/34	JPY	18,550,000	167,198
Government of Japan, 2.4%, 3/20/37	JPY	35,600,000	363,315
Government of Japan, 1.8%, 3/20/43	JPY	11,850,000	109,015
Government of New Zealand, 5.5%, 4/15/23	NZD	216,000	161,397
Government of Norway, 3.75%, 5/25/21	NOK	545,000	73,641
Government of Norway, 3%, 3/14/24	NOK	555,000	73,521
Kingdom of Belgium, 4.25%, 9/28/21	EUR	122,000	168,620
Kingdom of Belgium, 2.6%, 6/22/24	EUR	219,000	283,424
Kingdom of Denmark, 3%, 11/15/21	DKK	439,000	76,142
Kingdom of Denmark, 1.5%, 11/15/23	DKK	353,000	56,733
Kingdom of Spain, 5.4%, 1/31/23	EUR	296,000	419,722
Kingdom of Spain, 5.5%, 7/30/17	EUR	91,000	111,605
Kingdom of Spain, 4.6%, 7/30/19	EUR	325,000	417,919
Kingdom of Sweden, 5%, 12/01/20	SEK	575,000	86,206
Kingdom of Sweden, 3.5%, 6/01/22	SEK	395,000	57,063
Kingdom of the Netherlands, 2%, 7/15/24	EUR	99,000	123,637
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	88,000	149,905
Republic of Austria, 1.75%, 10/20/23	EUR	186,000	227,310
Republic of France, 6%, 10/25/25	EUR	183,000	305,049
Republic of France, 4.75%, 4/25/35	EUR	229,000	389,656
Republic of Ireland, 4.5%, 4/18/20	EUR	26,000	34,607
Republic of Ireland, 5.4%, 3/13/25	EUR	29,000	44,342
Republic of Italy, 5.25%, 8/01/17	EUR	489,000	597,337
Republic of Italy, 3.75%, 3/01/21	EUR	601,000	770,970

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Republic of Italy, 5.5%, 9/01/22	EUR	295,000	$420,842
United Kingdom Treasury, 8%, 6/07/21	GBP	55,000	113,840
United Kingdom Treasury, 2.25%, 9/07/23	GBP	116,000	184,359
United Kingdom Treasury, 4.25%, 12/07/27	GBP	137,000	260,177
United Kingdom Treasury, 4.25%, 3/07/36	GBP	110,000	216,451
United Kingdom Treasury, 3.25%, 1/22/44	GBP	87,000	152,297

			$9,006,149

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$349,000	$370,544

Major Banks – 5.8%
Bank of America Corp., 6.5%, 8/01/16		$295,000	$308,105
Bank of America Corp., 4.125%, 1/22/24		325,000	339,752
Barclays Bank PLC, 2.5%, 2/20/19		260,000	264,448
Goldman Sachs Group, Inc., 5.75%, 1/24/22		334,000	383,328
Goldman Sachs Group, Inc., FRN, 1.314%, 10/23/19		160,000	160,307
ING Bank N.V., 5.8%, 9/25/23 (n)		322,000	349,110
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	250,415
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		120,000	130,222
Morgan Stanley, 7.3%, 5/13/19		100,000	116,763
Morgan Stanley, 5.625%, 9/23/19		200,000	223,431
Morgan Stanley, 3.7%, 10/23/24		277,000	278,321
Royal Bank of Scotland Group PLC, 6%, 12/19/23		380,000	404,573
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/49		239,000	238,477

			$3,447,252

Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 4.685%, 12/15/44		$170,000	$170,141
Laboratory Corp. of America Holdings, 2.625%, 2/01/20		140,000	140,432

			$310,573

Metals & Mining – 1.9%
Barrick Gold Corp., 4.1%, 5/01/23		$337,000	$298,215
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18		130,000	113,750
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20		200,000	166,626
Glencore Funding LLC, 2.125%, 4/16/18 (n)		140,000	120,400
Glencore Funding LLC, FRN, 1.487%, 5/27/16 (n)		280,000	264,248

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Kinross Gold Corp., 5.95%, 3/15/24	$217,000	$176,342

		$1,139,581

Midstream – 3.1%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$245,000	$232,508
Energy Transfer Partners LP, 4.05%, 3/15/25	308,000	272,190
Enterprise Products Partners LP, 6.3%, 9/15/17	230,000	249,614
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	320,000	294,815
ONEOK Partners LP, 3.2%, 9/15/18	120,000	120,740
Spectra Energy Capital LLC, 8%, 10/01/19	230,000	268,738
Sunoco Logistics Partners LP, 4.25%, 4/01/24	109,000	99,144
Williams Cos., Inc., 3.7%, 1/15/23	74,000	57,385
Williams Cos., Inc., 4.55%, 6/24/24	295,000	233,915

		$1,829,049

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/17	$4,244	$4,358
Fannie Mae, 5.5%, 3/01/20 – 9/01/34	66,205	71,540
Fannie Mae, 6.5%, 4/01/32	37,948	44,975
Freddie Mac, 4.224%, 3/25/20	241,289	266,641

		$387,514

Network & Telecom – 1.4%
AT&T, Inc., 2.45%, 6/30/20	$310,000	$305,222
Verizon Communications, Inc., 5.15%, 9/15/23	334,000	368,966
Verizon Communications, Inc., FRN, 1.104%, 6/17/19	140,000	139,064

		$813,252

Oil Services – 0.3%
Transocean, Inc., 6%, 3/15/18	$180,000	$164,700

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$140,000	$135,297

Other Banks & Diversified Financials – 2.5%
Citigroup, Inc., 8.5%, 5/22/19	$229,000	$276,485
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	259,000	338,966
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	445,000	439,125
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	210,000	239,928
Macquarie Bank Ltd., 5%, 2/22/17 (n)	190,000	198,795

		$1,493,299

Pharmaceuticals – 1.3%
AbbVie, Inc., 3.2%, 11/06/22	$220,000	$219,810
Actavis Funding SCS, 4.75%, 3/15/45	192,000	174,327
Gilead Sciences, Inc., 3.65%, 3/01/26	209,000	209,973
Hospira, Inc., 6.05%, 3/30/17	160,000	170,862

		$774,972

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$210,000	$235,615

Railroad & Shipping – 0.6%
CSX Corp., 4.1%, 3/15/44	$220,000	$201,436
Panama Canal Railway Co., 7%, 11/01/26 (n)	162,200	160,740

		$362,176

Real Estate – Healthcare – 0.6%
HCP, Inc., REIT, 5.375%, 2/01/21	$236,000	$261,394
Health Care REIT, Inc., 2.25%, 3/15/18	81,000	81,404

		$342,798

Real Estate – Office – 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$120,000	$125,744
Vornado Realty LP, REIT, 2.5%, 6/30/19	165,000	165,516

		$291,260

Real Estate – Retail – 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$58,000	$67,796

Retailers – 0.3%
Dollar General Corp., 3.25%, 4/15/23	$175,000	$166,766

Supermarkets – 0.5%
Kroger Co., 3.85%, 8/01/23	$262,000	$270,569

Supranational – 1.0%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$210,000	$208,425
Corporacion Andina de Fomento, 4.375%, 6/15/22	340,000	369,029

		$577,454

Telecommunications – Wireless – 0.8%
American Tower Corp., REIT, 4.7%, 3/15/22	$208,000	$218,667
SBA Tower Trust, 2.898%, 10/15/44 (n)	255,000	255,813

		$474,480

Tobacco – 1.8%
Altria Group, Inc., 9.25%, 8/06/19	$76,000	$94,719
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	208,000	209,970
Reynolds American, Inc., 8.125%, 6/23/19 (n)	173,000	204,863
Reynolds American, Inc., 6.875%, 5/01/20 (n)	120,000	140,534
Reynolds American, Inc., 5.85%, 8/15/45	400,000	445,028

		$1,095,114

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 0.6%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$59,165	$59,549
Small Business Administration, 6.35%, 4/01/21	11,230	12,287
Small Business Administration, 4.77%, 4/01/24	53,411	57,220
Small Business Administration, 4.99%, 9/01/24	35,581	38,659
Small Business Administration, 4.86%, 1/01/25	47,368	50,806
Small Business Administration, 4.625%, 2/01/25	63,179	67,559
Small Business Administration, 5.11%, 8/01/25	59,359	64,761

		$350,841

Utilities – Electric Power – 2.3%
CMS Energy Corp., 5.05%, 3/15/22	$163,000	$179,137
Dominion Resources, Inc., 3.9%, 10/01/25	168,000	169,891
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,000	1,996
Enel Finance International S.A., 6.25%, 9/15/17 (n)	140,000	151,733
Exelon Generation Co. LLC, 5.2%, 10/01/19	135,000	147,542
Exelon Generation Co. LLC, 4.25%, 6/15/22	128,000	130,997
Oncor Electric Delivery Co., 4.1%, 6/01/22	245,000	257,514
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	310,000	314,047

		$1,352,857

Total Bonds		$38,393,581

UNDERLYING AFFILIATED FUNDS – 33.4%
MFS High Yield Pooled Portfolio (v)	2,249,908	$19,911,682

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,011,793	$1,011,793

Total Investments		$59,317,056

OTHER ASSETS, LESS LIABILITIES – 0.5%		275,368

Net Assets – 100.0%		$59,592,424

(a)	Non-income producing security.

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,851,754, representing 13.2% of net assets.

4

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	$274,563	$171,886
Falcon Franchise Loan LLC, FRN, 6.947%, 1/05/23	1/18/02	5,483	3,932
Falcon Franchise Loan LLC, FRN, 30.805%, 1/05/25	1/29/03	4,393	7,504
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43	12/11/03	46	61
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39	7/20/04	10,510	4,074
Total Restricted Securities			$187,457
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	355,242	10/09/15	$262,558	$249,245	$13,313
SELL	CAD	Merrill Lynch International	373,709	10/09/15	294,917	280,023	14,894
BUY	EUR	Goldman Sachs International	176,341	10/09/15	196,543	197,062	519
SELL	GBP	Barclays Bank PLC	328,341	10/09/15	510,434	496,678	13,756
SELL	GBP	Merrill Lynch International	328,341	10/09/15	510,992	496,678	14,314
BUY	JPY	Goldman Sachs International	1,167,725	10/09/15	9,397	9,735	338
SELL	NOK	Goldman Sachs International	1,283,378	10/09/15	155,882	150,733	5,149
SELL	NZD	Westpac Banking Corp.	402,515	10/09/15	265,837	257,199	8,638

							$70,921

5

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	DKK	Goldman Sachs International	899,154	10/09/15	$133,580	$134,676	$(1,096)
SELL	EUR	UBS AG	3,671,768	10/09/15	4,018,012	4,103,236	(85,224)
BUY	GBP	Goldman Sachs International	52,466	10/09/15	81,812	79,364	(2,448)
SELL	JPY	Credit Suisse Group	37,435,480	10/09/15	306,008	312,077	(6,069)
SELL	JPY	Deutsche Bank AG	37,435,479	10/09/15	305,993	312,077	(6,084)
BUY	NZD	Goldman Sachs International	153,153	10/09/15	101,139	97,862	(3,277)
SELL	SEK	Goldman Sachs International	1,052,302	10/09/15	123,262	125,742	(2,480)

							$(106,678)

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,604,563	December - 2015	$(46,039)

At September 30, 2015, the fund had cash collateral of $41,580 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$350,841	$—	$350,841
Non-U.S. Sovereign Debt	—	10,940,976	—	10,940,976
U.S. Corporate Bonds	—	18,557,270	—	18,557,270
Residential Mortgage-Backed Securities	—	387,514	—	387,514
Commercial Mortgage-Backed Securities	—	755,469	—	755,469
Asset-Backed Securities (including CDOs)	—	539,216	—	539,216
Foreign Bonds	—	6,862,295	—	6,862,295
Mutual Funds	20,923,475	—	—	20,923,475
Total Investments	$20,923,475	$38,393,581	$—	$59,317,056

Other Financial Instruments
Futures Contracts	$(46,039)	$—	$—	$(46,039)
Forward Foreign Currency Exchange Contracts	—	(35,757)	—	(35,757)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$63,061,387
Gross unrealized appreciation	1,131,422
Gross unrealized depreciation	(4,875,753)
Net unrealized appreciation (depreciation)	$(3,744,331)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,497,529	173,486	(421,107)	2,249,908
MFS Institutional Money Market Portfolio	845,214	10,989,854	(10,823,275)	1,011,793

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$67,140	$15,029	$1,060,865	$19,911,682
MFS Institutional Money Market Portfolio	—	—	290	1,011,793

	$67,140	$15,029	$1,061,155	$20,923,475

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	64.9%
United Kingdom	6.7%
Italy	4.4%
Japan	3.3%
Canada	2.7%
Netherlands	2.0%
France	1.9%
Spain	1.7%
Germany	1.4%
Other Countries	11.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

September 30, 2015

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.4%
Broadcasting – 2.9%
Time Warner, Inc.	24,928	$1,713,800
Twenty-First Century Fox, Inc.	36,738	991,191
Walt Disney Co.	2,615	267,253

		$2,972,244

Brokerage & Asset Managers – 2.1%
Allied Minds PLC (a)	98,281	$523,334
Intercontinental Exchange, Inc.	2,981	700,505
NASDAQ, Inc.	17,659	941,755

		$2,165,594

Business Services – 10.5%
Accenture PLC, “A”	10,342	$1,016,205
Cognizant Technology Solutions Corp., “A” (a)	31,508	1,972,716
CoStar Group, Inc. (a)	2,541	439,746
Equifax, Inc.	6,718	652,855
Evolent Health, Inc., “A” (a)	19,922	317,955
Fidelity National Information Services, Inc.	23,857	1,600,328
Fiserv, Inc. (a)	14,605	1,264,939
FleetCor Technologies, Inc. (a)	4,181	575,389
Gartner, Inc. (a)	9,720	815,800
Global Payments, Inc.	10,058	1,153,954
IMS Health Holdings, Inc. (a)	18,073	525,924
Press Ganey Holdings, Inc. (a)	17,763	525,607

		$10,861,418

Computer Software – 15.1%
Adobe Systems, Inc. (a)	30,768	$2,529,745
Cornerstone OnDemand, Inc. (a)	12,827	423,291
Enghouse Systems Ltd.	12,697	508,928
Intuit, Inc.	16,858	1,496,148
Microsoft Corp.	63,720	2,820,247
Oracle Corp.	54,826	1,980,315
Qlik Technologies, Inc. (a)	23,426	853,878
Red Hat, Inc. (a)	26,563	1,909,348
Salesforce.com, Inc. (a)	46,127	3,202,598

		$15,724,498

Computer Software – Systems – 15.9%
Apple, Inc. (s)	41,074	$4,530,462
CDW Corp.	5,868	239,766
Constellation Software, Inc.	1,132	474,473
EMC Corp.	111,534	2,694,661
EPAM Systems, Inc. (a)	2,156	160,665
Hewlett-Packard Co.	66,451	1,701,810
Hortonworks, Inc. (a)	19,689	430,992
Kinaxis, Inc. (a)	16,818	519,726
Proofpoint, Inc. (a)	8,609	519,295
Qualys, Inc. (a)	2,528	71,947
Rapid7, Inc. (a)(l)	21,113	480,321
Sabre Corp.	30,022	815,998
ServiceNow, Inc. (a)	11,472	796,730
Splunk, Inc. (a)	9,906	548,297

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
SS&C Technologies Holdings, Inc.	15,983	$1,119,449
Vantiv, Inc., “A” (a)	13,982	628,071
Workday, Inc. (a)	11,199	771,163

		$16,503,826

Consumer Services – 2.8%
Priceline Group, Inc. (a)	2,316	$2,864,568

Electrical Equipment – 1.5%
Amphenol Corp., “A”	21,352	$1,088,098
TE Connectivity Ltd.	8,000	479,120

		$1,567,218

Electronics – 8.3%
Altera Corp.	9,071	$454,276
Avago Technologies Ltd.	7,592	949,076
Broadcom Corp., “A”	51,366	2,641,753
Cypress Semiconductor Corp.	10,980	93,550
Microchip Technology, Inc.	55,190	2,378,137
NVIDIA Corp.	15,771	388,755
NXP Semiconductors N.V. (a)	6,145	535,045
Silicon Laboratories, Inc. (a)	12,774	530,632
Solaredge Technologies, Inc. (a)(l)	16,899	387,325
Viavi Solutions, Inc. (a)	42,038	225,744

		$8,584,293

Internet – 19.1%
Alibaba Group Holding Ltd., ADR (a)	5,741	$338,547
Facebook, Inc., “A” (a)(s)	65,223	5,863,548
Google, Inc., “A” (s)	17,478	11,157,431
LinkedIn Corp., “A” (a)	6,348	1,206,945
Twitter, Inc. (a)	12,220	329,207
Yahoo!, Inc. (a)	32,531	940,471

		$19,836,149

Machinery & Tools – 0.5%
Kornit Digital Ltd. (a)(l)	43,055	$543,785

Network & Telecom – 3.4%
Cisco Systems, Inc.	121,823	$3,197,854
Palo Alto Networks, Inc. (a)	2,160	371,520

		$3,569,374

Other Banks & Diversified Financials – 7.6%
MasterCard, Inc., “A”	36,818	$3,318,038
Visa, Inc., “A”	65,610	4,570,393

		$7,888,431

Specialty Stores – 5.4%
Amazon.com, Inc. (a)	11,008	$5,634,885

Telecommunications – Wireless – 1.3%
American Tower Corp., REIT	10,935	$962,061
SBA Communications Corp. (a)	4,068	426,082

		$1,388,143

Total Common Stocks		$100,104,426

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.1%
Network & Telecom – 0.1%
Cisco Systems, Inc. – January 2016 @ $27	1,049	$100,704

Issuer	Shares/Par

MONEY MARKET FUNDS – 3.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	3,987,271	$3,987,271

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	391,491	$391,491

Total Investments		$104,583,892

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Red Hat, Inc. – October 2015 @ $80	(22)	$(220)

Computer Software – Systems – 0.0%
Apple, Inc. – October 2015 @ $124	(70)	$(280)

Electronics – 0.0%
Avago Technologies Ltd. – October 2015 @ $135	(12)	$(1,380)
Nvidia Corp. – October 2015 @ $25	(113)	(7,345)
NXP Semiconductors N.V. – October 2015 @ $95	(12)	(840)
NXP Semiconductors N.V. – October 2015 @ $97.5	(18)	(540)

		$(10,105)

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – continued
Internet – 0.0%
Facebook, Inc. – October 2015 @ $96	(35)	$(1,680)

Network & Telecom – 0.0%
Palo Alto Networks, Inc. – October 2015 @ $185	(15)	$(2,625)

Total Call Options Written		$(14,910)

PUT OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Adobe Systems, Inc. – October 2015 @ $75	(14)	$(546)

Electronics – 0.0%
Nvidia Corp. – October 2015 @ $21	(54)	$(594)

Entertainment – 0.0%
Netflix, Inc. – October 2015 @ $75	(20)	$(1,540)
Netflix, Inc. – October 2015 @ $80	(15)	(1,950)

		$(3,490)

Total Put Options Written		$(4,630)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (0.1)%
Electronics – (0.1)%
Lam Research Corp.	(1,600)	$(104,528)

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(652,384)

Net Assets – 100.0%		$103,807,440

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2015, the fund had cash collateral of $61,926 and other liquid securities with an aggregate value of $549,068 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$100,205,130	$—	$—	$100,205,130
Mutual Funds	4,378,762	—	—	4,378,762
Total Investments	$104,583,892	$—	$—	$104,583,892
Short Sales	$(104,528)	$—	$—	$(104,528)

Other Financial Instruments
Written Options	$(19,540)	$—	$—	$(19,540)

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $523,334 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$81,917,474
Gross unrealized appreciation	24,446,492
Gross unrealized depreciation	(1,780,074)
Net unrealized appreciation (depreciation)	$22,666,418

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,425,072	20,941,706	(22,379,507)	3,987,271

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,769	$3,987,271

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2015

*	Print name and title of each signing officer under his or her signature.